N-4		12 Months Ended
	Apr. 23, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN NATIONAL LIFE INSURANCE CO /IN/
Entity Central Index Key	0000726865
Entity Investment Company Type	N-4
Document Period End Date	Apr. 23, 2026
Amendment Flag	false
Level Advantage B-Share
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The Crediting Method you select determines the Performance Rate for an Indexed Segment. Any applicable Crediting Method may limit the positive Index return used in calculating interest on the End Date of an Indexed Segment. Each Indexed Account will have either: i)a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%; ii)a Participation Rate, which is a specified percentage of positive Index performance. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 18%; iii)a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%; iv)a Spread Rate, which if the Index performance is positive, the performance of the Indexed Account will be reduced by the Spread Rate. For example, if the Index return is 50% and the Spread Rate is 5%, we will credit 45% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 45%; v)a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; orvi)a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. We will not offer a Spread Rate Indexed Account with a Spread Rate greater than 25.00%.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment if the Index declines in value.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. We will not offer a Spread Rate Indexed Account with a Spread Rate greater than 25.00%.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We will always make at least one Indexed Account available under this Contract, but we do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your surrender or withdrawal is made after the 6th anniversary since a Purchase Payment was invested. This loss will be greater if there is a negative
Contract Adjustment based on Interim Values, taxes or tax penalties.
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments – Surrender Charge ●Charges, Other Expenses, and Adjustments
Are There Transaction Charges?	No: The Contract does not impose any transaction charges other than surrender charges.	●Fee Tables ●Charges and Adjustments
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance
Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate.
This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. Additionally, in certain cases your Contract Value may be subject to a negative
Interim Value adjustment.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.13%[1]	1.13%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.30%[1]	1.30%[1]
	Fund fees and expenses	0.48%[2]	1.18%[2]
	Optional benefits available for an additional charge	0.40%[3]	0.40%[3]
1As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative
Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your surrender or withdrawal is made after the 6th anniversary since a Purchase Payment was invested. This loss will be greater if there is a negative
Contract Adjustment based on Interim Values, taxes or tax penalties.
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments – Surrender Charge ●Charges, Other Expenses, and Adjustments

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No: The Contract does not impose any transaction charges other than surrender charges.	●Fee Tables ●Charges and Adjustments

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No:The Contract does not impose any transaction charges other than surrender charges.
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance
Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate.
This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. Additionally, in certain cases your Contract Value may be subject to a negative
Interim Value adjustment.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.13%[1]	1.13%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.30%[1]	1.30%[1]
	Fund fees and expenses	0.48%[2]	1.18%[2]
	Optional benefits available for an additional charge	0.40%[3]	0.40%[3]
1As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative
Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate. This means that your returns may be lower than the Index’s returns.In return for accepting this limit on Index gains, you will receive some protection from Index losses.These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	These implicit ongoing fees are not reflected in the tables below.
Investment Options Footnotes [Text Block]	As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative
Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $1,879	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,879
Highest Annual Cost [Dollars]	$ 3,205
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccounts), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection
Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●A surrender or withdrawal may result in surrender charges. Any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
Withdrawals taken prior to the end of an Indexed Term may result in a negative
Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Fee Tables ●Principal Risks of Investing in the Contract ●Charges and Adjustments ●Surrenders and Withdrawals
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return.
For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Spread Rate, and the Index return is 20% and the
Spread Rate is 5%, we will credit 15% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●While an Indexed Account with Dual Performance Trigger Rate or Dual Plus may provide for a positive Performance Rate even in the event of a negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the
Index to underperform a direct investment in the securities composing the Index.
This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account ●Appendix A – Investment Options Available Under the Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Contract Adjustment Risk [Text Block]	Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Key Information, Reallocation Risk [Text Block]	Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●A surrender or withdrawal may result in surrender charges. Any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Default Reallocation Risk [Text Block]	If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]	Yes:●Not all Investment Options may be available under your Contract.●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable Subaccount.●We reserve the right to remove or substitute any Subaccounts or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any such transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created, you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 business days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or we may change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments, or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.
Key Information, Benefit Restrictions [Text Block]	Yes:●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect.●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.●Benefits availability may vary by state of issue or selling broker-dealer. All variations, if material, will be disclosed in the prospectus.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else).●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.  The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of a specified period.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48	1.18
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$9,910	$14,918	$19,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
The Example assumes that you invest $100,000 in the Subaccounts for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that the Guarantee of Principal Death Benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$9,511	$13,725	$17,205	$28,159
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of a specified period. ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.
Contract Adjustments, Fee Table [Table Text Block]
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%

Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48	1.18
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$9,910	$14,918	$19,182	$32,044
1 year	3 years	5 years	10 years
$9,511	$13,725	$17,205	$28,159

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract. Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Spread Rate. If the performance of the index is positive, the performance of the Indexed Account will be reduced by the Spread Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable index. The Spread Rate applies for the full term on the Indexed Segment. The Spread Rate may be higher for Contracts with the Guarantee of Principal Death Benefit. Spread Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Spread Rates may differ from the Spread Rates used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. We reserve the right to remove or substitute any funds as investment options that are available under the Contract. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same owner, joint owner, or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]	We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Indexed Accounts The Contract offers several Indexed Accounts. We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock. An investment in an Indexed Account is not an investment in the Index or in any Index fund. You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose. There is also a risk of loss upon an early withdrawal. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will be based on Interim Value and will cause an immediate reduction in your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term. You may allocate all or a portion of your Purchase Payments into one or more Indexed Accounts. The minimum allocation to an Indexed Account is $2,000; there is no maximum allocation limit. Additional Purchase Payments to an Indexed Account are not allowed during an Indexed Term. A new Indexed Segment is established upon an allocation to an Indexed Account. Each Indexed Segment may have its own: ●Start Date ●Crediting Base ●Performance Rate ●Performance Cap ●Participation Rate ●Performance Trigger Rate ●Spread Rate ●Dual Performance Trigger Rate ●Dual Rate ●Contract Value ●End Date Information regarding each Indexed Account, including 1) its name, 2) its type, 3) its Indexed Term, 4) its Crediting Method, and 5) its Protection Method, is available in Appendix A – Investment Options Available Under The Contract. Indices. Each Indexed Account references a market index that determines the performance of its associated Indexed Segments. A market index is not a fund; it is unmanaged and is not available for direct investment. We currently offer Indexed Accounts based on the performance of the following securities indices:S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East.Nasdaq-100® Index (NDX). The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ Stock Market based on market capitalization.The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index), we reserve the right to select an alternative Index and we will notify the Contractowner of such changes. In selecting an alternative Index we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date. The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap and a hypothetical 10% Protection Level. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any specific Indexed Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Account. This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, including surrender charges, which may reduce performance.The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index. The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in an Indexed Account is not an investment in the Index or in any Index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term.
Index-Linked Option Details, Changes Possible [Text Block]	The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index), we reserve the right to select an alternative Index and we will notify the Contractowner of such changes. In selecting an alternative Index we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date.
Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]	The Indexed Term is the specified period of time over which an Index’s performance is measured, subject to applicable limits on Index gains and losses, to determine the amount of positive, negative or zero interest that will be credited to an Indexed Account at the end of the period. 1-Year, 3-Year, and 6-Year Indexed Terms are available in this Contract. An Indexed Segment begins on the day your money is allocated to an Indexed Segment, called the Start Date. The yearly anniversary of the Start Date of the initial Indexed Segment is the Indexed Anniversary Date of your Contract. This is the Indexed Anniversary Date for the life of your Contract.
Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]	You may choose to allocate your Purchase Payments to different Indexed Accounts, but all Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means you can only allocate to Indexed Accounts one time a year. For example, you may start a 6-Year Indexed Segment, and three years later, you can start a 1-Year or 3-Year Indexed Segment, as long as the 1-Year or 3-Year Indexed Segment begins on the Indexed Anniversary Date for your Contract. If you have more than one 3-Year or 6-Year Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.
Index-Linked Option Details, Amounts Must Remain Until End of Crediting Period [Text Block]	Your Contract Value must remain in an Indexed Account until the end of the Indexed Term to be credited with all or partial interest and to avoid a possible Contract Adjustment based on Interim Value, in addition to potential surrender charges and tax consequences.
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, including surrender charges, which may reduce performance.If you make any withdrawals (including surrender or termination of your Contract), reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. For more information, see “Interim Value” later in this section. Lincoln reserves the right to make additional Indexed Account options available or to withdraw currently available Indexed Account options and change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses, in the future. Indexed Contract Value. For each Indexed Segment the daily value is determined as follows: a. On the Start Date of the Indexed Segment, the value of the Indexed Segment equals the initial Indexed Crediting Base. The initial Indexed Crediting Base is the amount of Purchase Payment or Contract Value allocated to the Indexed Segment. b. On each Valuation Date during the Indexed Term, the value of the Indexed Segment equals the Interim Value. c. On the last date of the Indexed Term, called the End Date, the value of the Indexed Segment equals the Segment Maturity Value.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Crediting Methods and Protection Methods. Different Crediting Methods and Protection Methods are available for your Indexed Account. Interest is credited for any performance earned or deducted for any loss only on the End Date of a Segment. The Crediting Method you select may limit positive (upside) Index returns credited on the End Date of a Segment and the Protection Method will limit the negative Index returns deducted on the End Date of a Segment. If the End Date is not a Valuation Date, then the amount will be credited or deducted on the next business day. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. We will not offer a Spread Rate Indexed Account with a Spread Rate greater than 25.00%.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Protection Methods. For Indexed Accounts with a Protection Level, the Protection Level is the portion of any negative Index performance that will not impact your Contract Value if you remain invested until the End Date of the Indexed Segment. For example, if the Index return is -15%, and you have a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance and we will deduct 5% at the end of the Indexed Term. Your Contract Value will not be impacted up to the amount of the Protection Level you elect, and, after that, you will be impacted for the remaining portion of the loss. This loss will reduce the amount of your investment (principal) in the Indexed Segments. The Contract offers Indexed Accounts with Protection Levels that protect you against losses of 10% to 100%. If you choose an Indexed Account with a Performance Cap, Participation Rate, Performance Trigger Rate, or Spread Rate and a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance if you stay invested until the End Date of the Segment. Any remaining negative percentage will be absorbed by you. If you choose an Indexed Account with a 100% Protection Level, you will not lose any of your principal allocated to the Indexed Account, due to Index performance, if you stayed invested until the End Date of the Segment. If an Indexed Account with Annual Locks is selected, the Protection Level is the percentage of the Index loss that will not impact your Indexed Crediting Base each year during the Indexed Term. The Protection Level is not available on Dual Plus Indexed Accounts, but the Dual Rate itself may provide some protection from Index loss, as discussed below. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. For example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year Indexed Account with a 10% Protection Level
Index Value at beginning of term = 1,569
Indexed Crediting Base = $100,000
Indexed Term Segment End Date = 1/8/2027
Index Value at End Date = 1,333
Index Value percentage change = -15% ((1,333 – 1,569) / 1569)Indexed Segment Maturity Value = $95,000 ($100,000 - $5,000) Because your Contract Value is not impacted by the first 10% of the loss, you only experience a 5% loss (-15% Index Value percentage change + 10% Protection Level = 5% loss) or $100,000 * 5.00% = $5,000. The following year assuming you chose a new 1-Year Segment with a 10% Protection Level:(The Indexed Segment Maturity Value is used to establish the Indexed Crediting Base for the new Indexed Segment.) Indexed Term Segment Start Date = 1/8/2027
Indexed Crediting Base = $95,000
Indexed Term Segment End Date = 1/8/2028
Index Value at End Date = 1,298
Index Value percentage change = -3% ((1,298 – 1,333)/1,333)Indexed Segment Maturity Value = $95,000 ($95,000 - $0) Because your Contract Value is not impacted by the first 10% of the loss, you experience no loss of Contract Value for this Segment because the Index Value percentage change was less than the 10% Protection Level. The following examples show Performance Rates assuming a Protection Level of 10%. For the Dual Performance Trigger Indexed Accounts, the Protection Level is used to determine the Performance Rate on the End Date of the Segment when there is negative Index performance. If the percentage change in the Index Value is negative but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. However, if the percentage change in the Index Value has decreased by a greater percentage than the Protection Level then the amount of your investment in the Indexed Segment may be reduced. The Performance Rate would equal the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The amount of loss or gain is dependent on the percentage change in the Index Value, the Dual Performance Trigger Rate and the Protection Level on the Indexed Segment. The following examples show the Performance Rate(s) based on the percentage change in the Index Value using a 6% Dual Performance Trigger Rate. Dual Plus accounts do not include a Protection Level, but the Dual Rate itself may provide some protection. If Index performance is down, your Performance Rate equals the Index performance plus the Dual Rate which may result in either a negative or positive return. For example, if the Index return is -10% and you have a Dual Rate of 15%, we will credit 5% in interest at the end of the Indexed Term. If the Index return is -20% and you have a Dual Rate of 15%, we will deduct 5% in interest at the end of the Indexed Term. The following examples show the Performance Rate(s) based on the percentage change in the Index Value and using a Dual Rate of 15%. Crediting Method Considerations. We determine Performance Caps, Participation Rates, Performance Trigger Rates, Spread Rates and Dual Performance Trigger Rates for each new Indexed Segment at our discretion, subject to the guaranteed minimums. We consider a number of factors when declaring Performance Caps, Participation Rates, Performance Trigger Rates, Spread Rates and Dual Performance Trigger Rates. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by the market conditions and forces. We also consider sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower Performance Caps, Participation Rates, Performance Trigger Rates and Dual Performance Trigger Rates and higher Spread Rates for future Indexed Segments, and that such rates could be as low as the guaranteed minimum for that Indexed Account. Rates offered for new Indexed Segments may be different from those offered to new investors or offered to you at Contract issuance. You should choose a Crediting Method that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term length, an Indexed Account that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Indexed Term length, an Indexed Account that provides more potential for Index gains will generally tend to have less protection from Index losses. ●If you choose an Indexed Segment with a Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Participation Rate, and there is positive Index performance, the Performance Rate that we apply on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date, could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Spread Rate, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date will be less than the actual Index performance. If the positive Index performance is less than the Spread Rate, your return will be zero. ●If you choose an Indexed Segment with an Annual Lock, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Rate and Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return.Protection Method Considerations. We set the limit on Index losses for each Indexed Account at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You should choose a level of protection that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term, an Indexed Account that provides more protection from Index losses will tend to have less potential for Index gains. Conversely, assuming the same Index and Indexed Term, an Indexed Account that provides less protection from Index losses will generally tend to have more potential for Index gains. ●If you select an Indexed Segment with a Protection Level of a certain percentage and there is a negative Index performance, we absorb the first portion of a negative Index performance up to the stated percentage and you bear the risk of loss after your chosen Protection Level including the loss of any previously credited amount. ●For accounts with a Performance Cap (with the exclusion of Dual Plus), Participation Rate, Performance Trigger Rate, or Spread Rate, if there is negative Index performance, we absorb the first portion of the negative performance up to the stated percentage and you bear the risk of loss after your chosen Protection Level, including the loss of any previously credited amount. ●For accounts with a Dual Performance Trigger Rate, if there is negative Index performance, we absorb the first portion of the negative Index performance up to the stated percentage of the Protection Level. If there is negative Index performance beyond the Protection Level, we continue to absorb the portion of the negative Index performance up to the stated percentage of the Dual Performance Trigger Rate. For example, if the Dual Performance Trigger Rate is 5%, we would absorb the first 5% of loss beyond the Protection Level. You bear the risk of loss thereafter, including the loss of any previously credited amount. ●For accounts with a Dual Rate, if the Index performance is negative, your Performance Rate equals the Index performance plus the Dual Rate, which may result in either a negative or positive return.
Index-Linked Option Details, Index Substitution [Text Block]	Discontinuation or Substitution of an Index. We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.Although we will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index, there is risk that the performance of the new Index may not be as good as the performance of the existing Index. As a result, funds allocated to the substituted Index may earn a return that is lower than the return they would have earned if the Index were not substituted. If we substitute an Index, we will notify you at least 30 days in advance of the substitution. We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term. If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will automatically move the funds to the LVIP PIMCO Low Duration Bond Fund, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.
Index-Linked Option Details, Index Substitution Selection [Text Block]	We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.
Index-Linked Option Details, Index Substitution Notification [Text Block]	If we substitute an Index, we will notify you at least 30 days in advance of the substitution.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term.
Index-Linked Option Details, Index Substitution Without Replacement [Text Block]	If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will automatically move the funds to the LVIP PIMCO Low Duration Bond Fund, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Investor Reallocation [Text Block]	Reallocation. You will be notified 30 days prior to each Indexed Anniversary Date regarding the timing of investing in new Indexed Segments. The available Indexed Accounts and applicable Crediting Methods and Protection Methods will be provided at least 5 business days in advance of the Indexed Anniversary Date on your online account or by calling 1-877-737-6872. To view the available Indexed Segments and the applicable rates, log in to your account at www.LincolnFinancial.com and select Account Reallocation under Account Management. Current rates can also be found at www.lfg.com/llarates and are incorporated into this prospectus by reference. If your existing Indexed Segment is at the end of the Indexed Term, you may reallocate the value of the Indexed Segment Maturity Value to any available Indexed Account or variable subaccount as long as the reallocation request is received on or before the Indexed Anniversary Date. We will hold reallocation instructions for up to 25 calendar days prior to the Indexed Anniversary Date. The reallocation will take place on the Indexed Anniversary Date. If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the Crediting Method rate applicable to a new Indexed Term. If the same type of Indexed Segment is no longer available, the funds will be moved to LVIP PIMCO Low Duration Bond Fund, and will not be eligible for allocation into an Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Default Reallocation [Text Block]	If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the Crediting Method rate applicable to a new Indexed Term. If the same type of Indexed Segment is no longer available, the funds will be moved to LVIP PIMCO Low Duration Bond Fund, and will not be eligible for allocation into an Indexed Account until the next Indexed Anniversary Date.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Contract Adjustments If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Contract Adjustment, Applicable Transaction [Text Block]	If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value.
Contract Adjustment, Relationship to Other Charges [Text Block]	Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table. The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of average Contract Value)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30%	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of average Contract Value)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30%	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.80%	11.49%	9.83%	10.31%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.99%	11.66%	9.38%	11.98%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[4] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	10.82%	9.89%	11.11%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%	7.15%	-0.29%	1.85%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	5.21%	1.65%	1.99%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. Indexed Accounts The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details. The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1,2] This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Nasdaq-100 Price Return Index®1	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after May 2023.	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
MSCI EAFE IndexTM 1 This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Capital Strength Net Fee IndexSM1, 3	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
First Trust American Leadership IndexSM1, 3	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all Contractowners on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all Contractowners on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all Contractowners on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
First Trust American Leadership IndexTM1, 3 This Indexed Account is available for all Contractowners on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
MSCI EAFE Index[1] This Indexed Account is available for all Contractowners on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	25.00%	Maximum Spread Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	25.00%	Maximum Spread Rate
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Point-to-Point	15%	Protection Level	25.00%	Maximum Spread Rate
First Trust American Leadership IndexTM 1, 3	Market Index	6-Year	Point-to-Point	15%	Protection Level	25.00%	Maximum Spread Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Trigger Rate
Nasdaq-100® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [3] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. We will not offer a Spread Rate Indexed Account with a Spread Rate greater than 25.00%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.80%	11.49%	9.83%	10.31%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.99%	11.66%	9.38%	11.98%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[4] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	10.82%	9.89%	11.11%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%	7.15%	-0.29%	1.85%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	5.21%	1.65%	1.99%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	Indexed Accounts The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details. The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Index-Linked Options Available [Table Text Block]
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1,2] This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Nasdaq-100 Price Return Index®1	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after May 2023.	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
MSCI EAFE IndexTM 1 This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Capital Strength Net Fee IndexSM1, 3	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
First Trust American Leadership IndexSM1, 3	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all Contractowners on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all Contractowners on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all Contractowners on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
First Trust American Leadership IndexTM1, 3 This Indexed Account is available for all Contractowners on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
MSCI EAFE Index[1] This Indexed Account is available for all Contractowners on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	25.00%	Maximum Spread Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	25.00%	Maximum Spread Rate
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Point-to-Point	15%	Protection Level	25.00%	Maximum Spread Rate
First Trust American Leadership IndexTM 1, 3	Market Index	6-Year	Point-to-Point	15%	Protection Level	25.00%	Maximum Spread Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Trigger Rate
Nasdaq-100® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [3] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. We will not offer a Spread Rate Indexed Account with a Spread Rate greater than 25.00%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. We will not offer a Spread Rate Indexed Account with a Spread Rate greater than 25.00%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Restrictions [Text Block]	The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment (a) The information in the chart below is current as of December 31, 2025:
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
Lincoln Level Advantage® B-Share	99,099	$24,042,530,765	289	$116,777,036	$3,735,215,015	Yes
Lincoln Level Advantage® Advisory	6,456	$1,334,916,880	265	$60,349,136	$441,910,223	Yes
Lincoln Level Advantage® B-Class	4,695	$1,294,666,166	10	$5,259,389	$176,612,355	Yes
Lincoln Level Advantage® Advisory Class	827	$199,986,553	2	$1,144,903	$39,395,474	Yes
Lincoln Level Advantage® Design B-Share	5,471	$1,185,010,094	12	$6,941,402	$40,802,646	Yes
Lincoln Level Advantage® Design Advisory	380	$73,531,291	1	$236,219	$24,898,780	Yes
Lincoln Level Advantage® Select B-Share	872	$301,446,114	4	$1,025,000	$5,858,368	Yes
Lincoln Level Advantage® Access	4,766	$1,367,535,586	8	$2,292,125	$36,243,651	Yes
(b) Current limits on Index gains in effect for each Indexed Account during the twelve months ending on December 31, 2025 filed herein.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Lincoln Level Advantage® B-Share
Non-variable Annuities, Number Outstanding	99,099
Non-variable Annuities, Total Value	$ 24,042,530,765
Non-variable Annuities, Number Sold	289
Non-variable Annuities, Gross Premiums	$ 116,777,036
Non-variable Annuities, Value Redeemed	$ 3,735,215,015
Non-variable Annuities, Combination [Flag]	true
Level Advantage B-Share | American Funds® IS Asset Allocation Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Level Advantage B-Share | American Funds® IS Growth Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
Level Advantage B-Share | Fidelity® VIP Mid Cap Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Level Advantage B-Share | First Trust Capital Strength Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Level Advantage B-Share | First TrustDow Jones Dividend Income Allocation Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Level Advantage B-Share | Franklin Rising Dividends VIP Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	11.98%
Level Advantage B-Share | Invesco V.I. Equally-Weighted SP 500 Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Level Advantage B-Share | LVIP BlackRock Global Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Level Advantage B-Share | LVIP Government Money Market Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.70%
Level Advantage B-Share | LVIP JPMorgan Core Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
Level Advantage B-Share | LVIP MFS Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.82%
Level Advantage B-Share | LVIP PIMCO Low Duration Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Level Advantage B-Share | LVIP State Street International Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP State Street International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	30.85%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Level Advantage B-Share | LVIP State Street SP 500 Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP State Street S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Level Advantage B-Share | LVIP State Street Small-Cap Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP State Street Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Level Advantage B-Share | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner, or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner, or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Level Advantage B-Share | Account Value Death Benefit
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.13%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.13%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000.
Level Advantage B-Share | Portfolio Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Level Advantage B-Share | Automatic Withdrawal Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Not available when i4LIFE® Indexed Advantage is in effect.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. Withdrawals from Indexed Accounts will be at Interim Value. See Charges and Adjustments — Surrender Charge and Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Level Advantage B-Share | Guarantee of Principal Death Benefit
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,511
Surrender Expense, 3 Years, Maximum [Dollars]	13,725
Surrender Expense, 5 Years, Maximum [Dollars]	17,205
Surrender Expense, 10 Years, Maximum [Dollars]	28,159
Annuitized Expense, 1 Year, Maximum [Dollars]	2,511
Annuitized Expense, 3 Years, Maximum [Dollars]	7,725
Annuitized Expense, 5 Years, Maximum [Dollars]	13,205
Annuitized Expense, 10 Years, Maximum [Dollars]	28,159
No Surrender Expense, 1 Year, Maximum [Dollars]	2,511
No Surrender Expense, 3 Years, Maximum [Dollars]	7,725
No Surrender Expense, 5 Years, Maximum [Dollars]	13,205
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,159
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Level Advantage B-Share | i4LIFE Indexed Advantage
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,910
Surrender Expense, 3 Years, Maximum [Dollars]	14,918
Surrender Expense, 5 Years, Maximum [Dollars]	19,182
Surrender Expense, 10 Years, Maximum [Dollars]	32,044
Annuitized Expense, 1 Year, Maximum [Dollars]	2,910
Annuitized Expense, 3 Years, Maximum [Dollars]	8,918
Annuitized Expense, 5 Years, Maximum [Dollars]	15,182
Annuitized Expense, 10 Years, Maximum [Dollars]	32,044
No Surrender Expense, 1 Year, Maximum [Dollars]	2,910
No Surrender Expense, 3 Years, Maximum [Dollars]	8,918
No Surrender Expense, 5 Years, Maximum [Dollars]	15,182
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,044
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP PIMCO Low Duration Bond Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. Periodic Income Payments are not subject to any applicable surrender charges. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Level Advantage B-Share | General Death Benefit Information
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP PIMCO Low Duration Bond Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Level Advantage B-Share | i4LIFE Advantage
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Level Advantage B-Share | Interim Value
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Contract Adjustments If you make any withdrawals, surrender, or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. The Interim Value will generally be negatively affected by increases in the expected volatility of Index prices, interest rate increases, and by poor market performance. All other factors being equal, the Interim Value generally would be lower the earlier a withdrawal or surrender is made in a Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]	If you make any withdrawals, surrender, or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Interim Value. The Interim Value is a daily value we calculate to provide you with a value of your Indexed Segment after the Start Date and before the End Date of an Indexed Term. The Contract Value for an Indexed Segment is equal to the Interim Value on each Valuation Date except the End Date. The Interim Value is used to calculate amounts available for withdrawal, surrender, transfer (including any applicable surrender charge, premium tax or rider fees and charges), reallocation, annuitization or payment of a death claim for each day during an Indexed Term other than the End Date. The Interim Value also is used to determine how much the Indexed Crediting Base will be reduced after a transfer or withdrawal. See Surrenders and Withdrawals. Once you reach the End Date of the Indexed Term, there is no Interim Value, and the actual performance will be credited to or deducted from your Indexed Segment based on the Performance Rate associated with the Crediting Methods you have chosen. The Interim Value calculation will vary depending on the Indexed Account selected. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The specifics of the Interim Value calculation are located in the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. Under extreme conditions a negative Contract Adjustment based on Interim Value could result in a loss of up to 100% of your Contract Value. Such loss can occur even if an Index has increased in value. This means your Interim Value could reflect negative performance, even if the Index Value has increased. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872. Refer to the Surrender and Withdrawal section for information about the Interim Value and how surrenders or withdrawals are calculated.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Other Material Features [Text Block]	Surrenders and Withdrawals Before the Annuity Commencement Date, we will allow the surrender of the Contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means approved by Lincoln. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date are not available. The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., Eastern Time), we will process the request from the VAA using the Accumulation Unit value and the Interim Value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value and the Interim Value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., Eastern Time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value and the Interim Value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made in the following order: 1.proportionately from all Subaccounts within the VAA, until exhausted; then 2.the transfer account; then 3.proportionately from all Indexed Accounts. Withdrawals are taken from the Contractowner’s own money and may have a significant negative impact on the value of certain death benefits offered under your Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act. When withdrawals are made from the Indexed Accounts, an amount equal to the Interim Value of the Indexed Segment is available for surrender or withdrawal. In addition, the Indexed Crediting Base for each individual Indexed Segment is reduced proportionately by the amount that the withdrawal reduced the Interim Value. A proportional reduction could be larger than the dollar amount of the withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. You cannot withdraw an amount equal to the Indexed Crediting Base. The following examples show how the Indexed Crediting Base is impacted by a withdrawal, and assumes that you have invested in an Indexed Account and no Subaccounts. Example 1: 1/1/2026 Allocation to Indexed Segment = $80,000
1/1/2026 Indexed Crediting Base = $80,000
6/1/2026 Indexed Crediting Base = $80,000; Interim Value = $100,000; Withdrawal = $80,000 (including any applicable surrender charge)
Withdrawal/Interim Value = $80,000 ÷ $100,000 = 80%
Removed Amount from the Indexed Crediting Base = $64,000 (80% of $80,000)
Indexed Crediting Base after withdrawal = $80,000 - $64,000 = $16,000
Interim Value after withdrawal ($100,000 - $80,000) = $20,000
Interim Value calculation going forward and Segment Maturity Value will be based on the $16,000 Indexed Crediting Base Example 2: Indexed Crediting Base = $16,000; Interim Value = $15,000; Withdrawal = $15,000 (including any applicable surrender charge)
Withdrawal/Interim Value = $15,000 ÷ $15,000 = 100%
Removed Amount from the Indexed Crediting Base = $16,000 (100% of $16,000)
Indexed Crediting Base after withdrawal = $0
Interim Value after withdrawal = $0 ($15,000 - $15,000) Note: The $15,000 Interim Value is the maximum that could be withdrawn because this value reflects the index gain or loss during the Indexed Term. The Indexed Crediting Base is not available for withdrawal or transfer. There may be surrender charges associated with surrender of a Contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge. See Charges and Adjustments – Surrender Charge. The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term.
Contract Adjustment, Purpose [Text Block]	The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information.
Level Advantage B-Share | Protection Level 10
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Level Advantage B-Share | Protection Level 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	85.00%
Level Advantage B-Share | Protection Level 20
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
Level Advantage B-Share | Protection Level 25
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	75.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	75.00%
Level Advantage B-Share | Protection Level 30
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	70.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]	70.00%
Level Advantage B-Share | Dual Rate 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Level Advantage B-Share | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes:●You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Level Advantage B-Share | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●A surrender or withdrawal may result in surrender charges. Any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Level Advantage B-Share | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Spread Rate, and the Index return is 20% and the Spread Rate is 5%, we will credit 15% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●While an Indexed Account with Dual Performance Trigger Rate or Dual Plus may provide for a positive Performance Rate even in the event of a negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Level Advantage B-Share | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Level Advantage B-Share | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Level Advantage B-Share | Early Withdrawal Risk [Member] | Interim Value
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Level Advantage B-Share | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.
Level Advantage B-Share | Index Exclusion of Dividends Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have.
Level Advantage B-Share | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.
Level Advantage B-Share | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.
Index-Linked Option Changes Features Risk [Text Block]	We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.
Stops Accepting Payments Risk [Text Block]	Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date.
Level Advantage B-Share | Indexed Account Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage B-Share | Risks Associated with Crediting Methods and Protection Methods
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Spread Rate. If the performance of the index is positive, the performance of the Indexed Account will be reduced by the Spread Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable index. The Spread Rate applies for the full term on the Indexed Segment. The Spread Rate may be higher for Contracts with the Guarantee of Principal Death Benefit. Spread Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Spread Rates may differ from the Spread Rates used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Level Advantage B-Share | Risks of Investing in the Subaccounts
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. We reserve the right to remove or substitute any funds as investment options that are available under the Contract. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.
Level Advantage B-Share | Cybersecurity and Business Interruption Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Level Advantage B-Share | Additional Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same owner, joint owner, or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Level Advantage B-Share | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps, No Annual Locks. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. The Performance Cap may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Caps. The Performance Cap will not change during the Indexed Term. The initial Performance Cap applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Caps than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following example assumes a Performance Cap. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. For Example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year with a 10% Performance Cap
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Performance Cap	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2027	+7%	10%	+7%	$100,000	$107,000
1/8/2028	+12%	10%	+10%	$107,000	$117,700
This example assumes that a new 1-Year Indexed Segment was selected in 2027 to show the impact of the Performance Cap. In this example, the Performance Cap did not change for the new Segment. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following example assumes a Performance Cap. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. For Example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year with a 10% Performance Cap
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Performance Cap	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2027	+7%	10%	+7%	$100,000	$107,000
1/8/2028	+12%	10%	+10%	$107,000	$117,700
This example assumes that a new 1-Year Indexed Segment was selected in 2027 to show the impact of the Performance Cap. In this example, the Performance Cap did not change for the new Segment.
Level Advantage B-Share | Cap Rate Return Limit [Member] | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.
Level Advantage B-Share | Participation Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Participation Rate, which is a specified percentage of positive Index performance. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 18%
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 18%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Participation Rates. The Participation Rate represents the portion of the Index performance that is reflected in the value of the Indexed Segment. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 18%. The Participation Rate may be equal to, or greater or less than 100%, and may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. The Participation Rate will not change during the Indexed Term. The initial Participation Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Participation Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Participation Rate for each subsequent Indexed Term. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times. In no event will a Participation Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Participation Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Participation Rate and the Protection Level. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value from the Start Date to the End Date is zero or positive, then the Performance Rate equals the Participation Rate multiplied by the percentage change. If the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A and (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 115% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+20%	115%	20% x 115% = 23%	$100,000	$123,000
Example for Indexed Segment with lower declared Participation Rate: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 95% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+15%	+95%	15% x 95% = 14.25%	$100,000	$114,250
The following examples show Performance Rates assuming an initial Participation Rate of 95% and 105%. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. Depending on market conditions, subsequent Participation Rates may be higher or lower than the initial Participation Rate. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times. The Company will determine new Participation Rates on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Participation Rate and the Protection Level. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value from the Start Date to the End Date is zero or positive, then the Performance Rate equals the Participation Rate multiplied by the percentage change. If the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A and (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 115% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+20%	115%	20% x 115% = 23%	$100,000	$123,000
Example for Indexed Segment with lower declared Participation Rate: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 95% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+15%	+95%	15% x 95% = 14.25%	$100,000	$114,250
The following examples show Performance Rates assuming an initial Participation Rate of 95% and 105%.
Level Advantage B-Share | Participation Rate Return Limit [Member] | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage B-Share | Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Trigger Rate. The Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term that is used to determine the Segment Maturity Value if the Index return for the Indexed Term is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. The Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. The Performance Trigger Rate will not change during the Indexed Term. The initial Performance Trigger Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Trigger Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Trigger Rate for each subsequent Indexed Term. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. Depending on market conditions, subsequent Performance Trigger Rates may be higher or lower than the initial Performance Trigger Rate. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals.
Level Advantage B-Share | Performance Trigger Rate | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage B-Share | Dual Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; or
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Performance Trigger Rate. The Dual Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term. It is used, in part, to determine the Segment Maturity Value. The Dual Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term, and the Protection Level you select. The Dual Performance Trigger Rate will not change during the Indexed Term. Typically, Indexed Segments with greater Protection Levels have lower Dual Performance Trigger Rates. The initial Dual Performance Trigger Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Dual Performance Trigger Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Dual Performance Trigger Rate for each subsequent Indexed Term, if any. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Dual Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Dual Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%. Depending on market conditions, subsequent Dual Performance Trigger Rates may be higher or lower than the initial Dual Performance Trigger Rate. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new contracts or for other contracts issued at different times. The Company will determine new Dual Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%.
Level Advantage B-Share | Dual Performance Trigger Rate | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage B-Share | Spread Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Spread Rate, which if the Index performance is positive, the performance of the Indexed Account will be reduced by the Spread Rate. For example, if the Index return is 50% and the Spread Rate is 5%, we will credit 45% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 45%
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 50% and the Spread Rate is 5%, we will credit 45% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 45%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	●If the Indexed Account has a Spread Rate, and the Index return is 20% and the Spread Rate is 5%, we will credit 15% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Spread Rates. The Spread Rate is a rate for an Indexed Segment that we declare at the beginning of the Indexed Term that is used to determine the Segment Maturity Value if the Index return for the Indexed Term is positive. The Spread Rate is the portion of Index performance that is deducted from the Performance Rate if the Index return for the Indexed Term is positive. For example, if the Index return is 20%, and the Spread Rate is 5%, we will credit 15% in interest on the End Date of the Segment, meaning your Segment Value will increase by 15%. The Spread Rate may vary depending on the Death Benefit option that you select. The Spread Rate is declared at the beginning of the Indexed Term, will not change during the Indexed Term, and may differ from the Spread Rate(s) used for other Segments. The initial Spread Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have higher Spread Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Spread Rate for each subsequent Indexed Term. Subsequent Spread Rates may differ from the Spread Rate used for new Contracts or other Contracts issued at different times. Information about current Spread Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Spread Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the index is published. If the percentage change of the Index Value is greater than the Spread Rate on the End Date, the Performance Rate equals the percentage change of the Index Value minus the Spread Rate. If the percentage change of the Index Value is positive and equal to or less than the Spread Rate, or zero on the End Date, the Performance Rate equals zero. If the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value as set forth below. The Indexed Crediting Base is the amount that you allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider charge deductions. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The following example assumes a Spread. The Segment Maturity Value on the End Date is equal to the sum of A and (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. For Example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with a 5% Spread Rate and 15% Protection
Allocation to Indexed Account = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Spread Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2032	+100%	+5%	+95%	$100,000	$195,000
The following example shows a Performance Rate assuming an initial Spread Rate of 2%. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. Depending on the market conditions, subsequent Spread Rates may be higher or lower than the initial Spread Rate. Subsequent Spread Rates may differ from the Spread Rate used for new Contracts or for other Contracts issued at different times. The Company will determine new Spread Rates on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Spread Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the index is published. If the percentage change of the Index Value is greater than the Spread Rate on the End Date, the Performance Rate equals the percentage change of the Index Value minus the Spread Rate. If the percentage change of the Index Value is positive and equal to or less than the Spread Rate, or zero on the End Date, the Performance Rate equals zero. If the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value as set forth below. The Indexed Crediting Base is the amount that you allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider charge deductions. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The following example assumes a Spread. The Segment Maturity Value on the End Date is equal to the sum of A and (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. For Example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with a 5% Spread Rate and 15% Protection
Allocation to Indexed Account = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Spread Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2032	+100%	+5%	+95%	$100,000	$195,000
The following example shows a Performance Rate assuming an initial Spread Rate of 2%.
Level Advantage B-Share | Spread Rate | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Spread Rate. If the performance of the index is positive, the performance of the Indexed Account will be reduced by the Spread Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable index. The Spread Rate applies for the full term on the Indexed Segment. The Spread Rate may be higher for Contracts with the Guarantee of Principal Death Benefit. Spread Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Spread Rates may differ from the Spread Rates used for new Contracts or for other Contracts issued at different times.
Level Advantage B-Share | Dual Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.
Level Advantage B-Share | Dual Rate | Zero Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.
Level Advantage B-Share | Dual Rate | Negative Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.
Level Advantage B-Share | Dual Rate and Performance Cap | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Plus. The Dual Plus Indexed Accounts offer a Dual Rate and Performance Cap for an Indexed Segment that we declare at the beginning of the Indexed Term that are both used in determining the Segment Maturity Value. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%. The Performance Cap may vary depending on the Death Benefit option, the Index, and the Indexed Term length. The Performance Cap will not change during the Indexed Term. The Dual Rate will not vary depending on the Death Benefit option, the Index, or the Indexed Term length and will not change from one Indexed Term to the next. The initial Performance Cap applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Caps than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit.The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit.The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%.
Level Advantage B-Share | Dual Rate and Performance Cap | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.
Level Advantage B-Share | Performance Cap Annual Lock | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps with Annual Locks. For an Indexed Segment with Annual Locks, the Performance Rate will be calculated in the same manner as without Annual Locks (see discussion above), except it will be calculated on each Indexed Anniversary Date. However, the performance will NOT be credited to or deducted from the Indexed Segment until the End Date of the Indexed Term (at the end of the 6th year). The amount of the performance credited or deducted from the Indexed Segment on the End Date equals the sum of the annual performance amounts on each Indexed Anniversary Date, as adjusted for any withdrawals, transfers, or annuitization. On the first Indexed Anniversary Date, the performance equals the Performance Rate change multiplied by the Indexed Crediting Base. This performance amount is added to or deducted from the Indexed Crediting Base. This adjusted Indexed Crediting Base becomes the Indexed Crediting Base for the next one-year period. On each Indexed Anniversary Date thereafter, the return for the year is credited to or deducted from the Indexed Crediting Base and the adjusted Indexed Crediting Base carries over for the next one-year period. As a result, a loss you incur in one year will reduce the amount invested for the next year. In a continuing down market, you could lose in excess of the applicable Protection Level. For example, if the Protection Level is 10%, in a continuing down market, you could lose more than 90% of your investment. On the other hand, a gain you incur in one year will increase the Indexed Crediting Base for the next year, upon which future gains (if any) will be calculated. The Segment Maturity Value will equal the value of the Crediting Base on the End Date (after the adjustment for performance on the last Indexed Anniversary Date). The Indexed Crediting Base is used only to calculate the performance of Indexed Segments on the Indexed Anniversary Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. In addition to the Indexed Crediting Base adjustment for performance, withdrawals and transfers reduce the Indexed Crediting Base in the same proportion that withdrawals and transfers reduce the Interim Value. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The following example demonstrates the impact of the Performance Cap and Protection Level on an Indexed Account with a 6-Year Annual Lock and assumes no withdrawals have been made. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Account Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Maturity Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until that time, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year. Depending on market conditions, Performance Caps on subsequent 6-year Indexed Terms with Annual Locks may be higher or lower than the initial Performance Cap.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Indexed Crediting Base is used only to calculate the performance of Indexed Segments on the Indexed Anniversary Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. In addition to the Indexed Crediting Base adjustment for performance, withdrawals and transfers reduce the Indexed Crediting Base in the same proportion that withdrawals and transfers reduce the Interim Value. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The following example demonstrates the impact of the Performance Cap and Protection Level on an Indexed Account with a 6-Year Annual Lock and assumes no withdrawals have been made. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Account Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Maturity Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until that time, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year.
Level Advantage B-Share | SP 500 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		16.40%	23.30%	24.20%	(19.40%)	26.90%	16.30%	28.90%	(6.20%)	19.40%	9.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.40%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P 500® Price Return Index The S&P 500® Price Return Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Standard & Poor’s®, S&P®, and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Lincoln. It is not possible to invest directly in an index. Lincoln’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Lincoln’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Lincoln’s Product(s) particularly or the ability of the S&P 500® Price Return Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Lincoln with respect to the S&P 500® Price Return Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Price Return Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Lincoln or Lincoln’s Product(s). S&P Dow Jones Indices have no obligation to take the needs of Lincoln or the owners of Lincoln’s Product(s) into consideration in determining, composing or calculating the S&P 500® Price Return Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Lincoln’s Product(s) or the timing of the issuance or sale of Lincoln’s Product(s) or in the determination or calculation of the equation by which Lincoln’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Lincoln’s Product(s). There is no assurance that investment products based on the S&P 500® Price Return Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® PRICE RETURN INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LINCOLN, OWNERS OF LINCOLN’S PRODUCTS(s), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® PRICE RETURN INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LINCOLN, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Level Advantage B-Share | SP 500 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is available for all contracts purchased on or before February 18, 2025.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1,2]This Indexed Account is available for all contracts purchased on or after June 20, 2023.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.10%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	25.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is available for all Contractowners on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage B-Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage B-Share | SP 500 Price Return Index | Maximum Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	25.00%
Index-Linked Option Available, Index Gain Limit Type	Maximum Spread Rate
Level Advantage B-Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage B-Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage B-Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage B-Share | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage B-Share | Russell 2000 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		11.30%	10.00%	15.10%	(21.60%)	13.70%	18.40%	23.70%	(12.20%)	13.10%	19.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.60%)	5.00%	5.00%	5.00%	(2.20%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Russell 2000® Price Return Index The Russell 2000® Price Return Index (the “Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Lincoln products are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which Lincoln’s products are based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with Lincoln products. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Lincoln or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.
Level Advantage B-Share | Russell 2000 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is available for all contracts purchased on or before February 18, 2025.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is available for all Contractowners on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage B-Share | Russell 2000 Price Return Index | Maximum Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	25.00%
Index-Linked Option Available, Index Gain Limit Type	Maximum Spread Rate
Level Advantage B-Share | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage B-Share | Capital Strength Net Fee Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		4.70%	9.20%	6.40%	(11.90%)	24.30%	11.20%	24.20%	(5.90%)	24.10%	6.20%
Annual Return, Example Capped and Buffered [Percent]		4.70%	5.00%	5.00%	(1.90%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Capital Strength Net Fee IndexSM The Product(s) is not sponsored, endorsed, sold or promoted by NASDAQ, Inc. or its affiliates (NASDAQ, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Capital Strength Net Fee Index to track general stock market performance. The Corporations' only relationship to The Lincoln National Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Capital Strength Net Fee Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). NASDAQ has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Capital Strength Net Fee Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CAPITAL STRENGTH NET FEE INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Level Advantage B-Share | Capital Strength Net Fee Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or before February 18, 2025.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after June 20, 2023.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after May 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all Contractowners on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage B-Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM1, 3
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage B-Share | Capital Strength Net Fee Index | Maximum Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	25.00%
Index-Linked Option Available, Index Gain Limit Type	Maximum Spread Rate
Level Advantage B-Share | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage B-Share | First Trust American Leadership Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		15.50%	19.00%	26.70%	(24.60%)	21.20%	19.00%	26.30%	(5.60%)	21.60%	14.30%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(14.60%)	5.00%	5.00%	5.00%	(5.60%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	First Trust American Leadership IndexTM The First Trust American Leadership IndexTM (“FTIS Index”) is a product of and owned by FT Indexing Solutions LLC (“FTIS”). FIRST TRUST® and FIRST TRUST AMERICAN LEADERSHIP INDEXTM are trademarks of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”). The foregoing index and trademarks have been licensed for use for certain purposes by Licensee in connection with the Product. The Dow Jones Internet Composite IndexTM (“Dow Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by FTIS and Licensee. S&P® is a trademark of Standard & Poor’s Financial Service LLC. DOW JONES® and DOW JONES INTERNET COMPOSITE INDEX are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by SPDJI and have been sublicensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq U.S. Rising Dividend Achievers IndexTM and Nasdaq Technology Dividend IndexTM are products of Nasdaq, Inc. (which with its affiliates is referred to as the “Nasdaq”). NASDAQ®, NASDAQ U.S. RISING DIVIDEND ACHIEVERS INDEX, and NASDAQ TECHNOLOGY DIVIDEND INDEX are trademarks of Nasdaq. The foregoing indices (collectively, the “Nasdaq Indices”) and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq Riskalyze U.S. Large Cap Select Dividend IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE U.S. LARGE CAP SELECT DIVIDEND INDEX are trademarks of Riskalyze. NASDAQ® is a trademark of Nasdaq, Inc. The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Product is not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, SPDJI, Dow Jones, Nasdaq, Riskalyze, or their respective affiliates (collectively, the “Companies”). The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Product. The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index particularly, or the ability of the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index to track general stock market performance. The Companies’ only relationship to Licensee is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Indices, which are determined, composed and calculated without regard to Licensee or the Product. The Companies have no obligation to take the needs of Licensee, or the owners of the Product, or the sponsors or owners of products based on the FTIS Index, Dow Index, Nasdaq Indices or Riskalyze Index into consideration when determining, composing, or calculating the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Index. The Companies are not responsible for and have not participated in the determination or calculation of the Product. There is no assurances from the Companies that products based on the FTIS Index, Dow lndex, Nasdaq Indices, or Riskalyze Index will accurately track index performance or provide positive investment returns. The Companies are not investment advisors. Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice. THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX. THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCT OR OF PRODUCTS BASED ON THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSEE AND THE COMPANIES.
Level Advantage B-Share | First Trust American Leadership Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3This Indexed Account is available for all contracts purchased on or before February 18, 2025.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM1, 3This Indexed Account is available for all Contractowners on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage B-Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexSM1, 3
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage B-Share | First Trust American Leadership Index | Maximum Spread Rate | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	25.00%
Index-Linked Option Available, Index Gain Limit Type	Maximum Spread Rate
Level Advantage B-Share | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage B-Share | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage B-Share | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE IndexTM 1This Indexed Account is available for all contracts purchased on or before February 18, 2025.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]This Indexed Account is available for all Contractowners on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage B-Share | Nasdaq-100 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Nasdaq-100® Index (NDX). The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ Stock Market based on market capitalization.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Nasdaq-100® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		20.20%	24.90%	53.80%	(11.90%)	26.50%	47.60%	38.00%	(1.00%)	31.50%	5.90%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(33.00%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Nasdaq-100® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Nasdaq-100 Index® The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index®, to track general stock market performance. The Corporations' only relationship to The Lincoln National Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100 Index®, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Level Advantage B-Share | Nasdaq-100 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage B-Share | Nasdaq-100 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Price Return Index®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Share | Nasdaq-100 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage B-Share | MSCI EAFE Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Annual Return [Percent]		27.90%	1.10%	15.00%	(16.80%)	8.80%	5.40%	18.40%	(16.10%)	21.80%	(1.90%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.10%	5.00%	(8.80%)	5.00%	5.00%	5.00%	(6.10%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	MSCI EAFE Index THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this product or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCl's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Level Advantage B-Share | MSCI EAFE Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.
Level Advantage Advisory
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The Crediting Method you select determines the Performance Rate for an Indexed Segment. Any applicable Crediting Method may limit the positive Index return used in calculating interest on the End Date of an Indexed Segment. Each Indexed Account will have either: i)a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;ii)a Participation Rate, which is a specified percentage of positive Index performance. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 18%;iii)a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%; iv)a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; orv)a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment if the Index declines in value.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We will always make at least one Indexed Account available under this Contract, but we do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Charges and Adjustments ●Charges, Other Expenses, and Adjustments
Are There Transaction Charges?	No: The Contract does not impose any transaction charges.	●Fee Tables ●Charges and Adjustments ●Federal Tax Matters – Payment of Investment Advisory Fees
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance
Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate.
This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.12%[1]	0.12%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.30%[1]	0.30%[1]
	Fund fees and expenses	0.48%[2]	1.18%[2]
	Optional benefits available for an additional charge	0.40%[3]	0.40%[3]
1As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $726	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Charges and Adjustments ●Charges, Other Expenses, and Adjustments

Transaction Charges [Text Block]
Are There Transaction Charges?	No: The Contract does not impose any transaction charges.	●Fee Tables ●Charges and Adjustments ●Federal Tax Matters – Payment of Investment Advisory Fees

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No:The Contract does not impose any transaction charges.
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance
Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate.
This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.12%[1]	0.12%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.30%[1]	0.30%[1]
	Fund fees and expenses	0.48%[2]	1.18%[2]
	Optional benefits available for an additional charge	0.40%[3]	0.40%[3]
1As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $726	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate. This means that your returns may be lower than the Index’s returns.In return for accepting this limit on Index gains, you will receive some protection from Index losses.These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	These implicit ongoing fees are not reflected in the tables below.
Investment Options Footnotes [Text Block]	As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $726	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Lowest Annual Cost [Dollars]	$ 726
Highest Annual Cost [Dollars]	$ 2,201
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccounts), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection
Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●A surrender or withdrawal taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Fee Tables ●Principal Risks of Investing in the Contract ●Charges and Adjustments ●Surrenders and Withdrawals
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return.
For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●While an Indexed Account with Dual Performance Trigger Rate or Dual Plus may provide for a positive Performance Rate even in the event of a negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the
Index to underperform a direct investment in the securities composing the Index.
This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account ●Appendix A – Investment Options Available Under the Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Contract Adjustment Risk [Text Block]	Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Key Information, Reallocation Risk [Text Block]	Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●A surrender or withdrawal taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Default Reallocation Risk [Text Block]	If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]	Yes:●Not all Investment Options may be available under your Contract.●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable Subaccount.●We reserve the right to remove or substitute any Subaccounts or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any such transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created, you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 business days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or we may change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments, or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.●If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Key Information, Benefit Restrictions [Text Block]	Yes:●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect.●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.●Benefits availability may vary by state of issue or selling broker-dealer. All variations, if material, will be disclosed in the prospectus.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your financial professional may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else).●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of an Indexed Term.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals (including advisory fees), surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	0.10%
Guarantee of Principal Death Benefit	0.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 0.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48	1.18
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
The Example assumes that you invest $100,000 in the Subaccounts for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that the Guarantee of Principal Death Benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of an Indexed Term. ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals (including advisory fees), surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.
Contract Adjustments, Fee Table [Table Text Block]
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%

Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	0.10%
Guarantee of Principal Death Benefit	0.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 0.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 0.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48	1.18
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Contract Adjustment, federal and state income taxes, and a 10% federal penalty tax.Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. We reserve the right to remove or substitute any funds as investment options that are available under the Contract. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same owner, joint owner, or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]	We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Indexed Accounts The Contract offers several Indexed Accounts. We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock. An investment in an Indexed Account is not an investment in the Index or in any Index fund. You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose. There is also a risk of loss upon an early withdrawal. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will be based on Interim Value and will cause an immediate reduction in your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term. You may allocate all or a portion of your Purchase Payments into one or more Indexed Accounts. The minimum allocation to an Indexed Account is $2,000; there is no maximum allocation limit. Additional Purchase Payments to an Indexed Account are not allowed during an Indexed Term. A new Indexed Segment is established upon an allocation to an Indexed Account. Each Indexed Segment may have its own: ●Start Date ●Crediting Base ●Performance Rate ●Performance Cap ●Participation Rate ●Performance Trigger Rate ●Dual Performance Trigger Rate ●Dual Rate ●Contract Value ●End Date Information regarding each Indexed Account, including 1) its name, 2) its type, 3) its Indexed Term, 4) its Crediting Method, and 5) its Protection Method, is available in Appendix A – Investment Options Available Under The Contract. Indices. Each Indexed Account references a market index that determines the performance of its associated Indexed Segments. A market index is not a fund; it is unmanaged and is not available for direct investment. We currently offer Indexed Accounts based on the performance of the following securities indices:S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East.Nasdaq-100® Index (NDX). The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ Stock Market based on market capitalization.The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index), we reserve the right to select an alternative Index and we will notify the Contractowner of such changes. In selecting an alternative Index we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date. The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap and a hypothetical 10% Protection Level. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any specific Indexed Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Account. This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, which may reduce performance.The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index. The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in an Indexed Account is not an investment in the Index or in any Index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term.
Index-Linked Option Details, Changes Possible [Text Block]	The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index), we reserve the right to select an alternative Index and we will notify the Contractowner of such changes. In selecting an alternative Index we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date.
Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]	The Indexed Term is the specified period of time over which an Index’s performance is measured, subject to applicable limits on Index gains and losses, to determine the amount of positive, negative or zero interest that will be credited to an Indexed Account at the end of the period. 1-Year, 3-Year, and 6-Year Indexed Terms are available in this Contract. An Indexed Segment begins on the day your money is allocated to an Indexed Segment, called the Start Date. The yearly anniversary of the Start Date of the initial Indexed Segment is the Indexed Anniversary Date of your Contract. This is the Indexed Anniversary Date for the life of your Contract.
Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]	You may choose to allocate your Purchase Payments to different Indexed Accounts, but all Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means you can only allocate to Indexed Accounts one time a year. For example, you may start a 6-Year Indexed Segment, and three years later, you can start a 1-Year or 3-Year Indexed Segment, as long as the 1-Year or 3-Year Indexed Segment begins on the Indexed Anniversary Date for your Contract. If you have more than one 3-Year or 6-Year Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.
Index-Linked Option Details, Amounts Must Remain Until End of Crediting Period [Text Block]	Your Contract Value must remain in an Indexed Account until the end of the Indexed Term to be credited with all or partial interest and to avoid a possible Contract Adjustment based on Interim Value, in addition to potential tax consequences.
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, which may reduce performance.If you make any withdrawals (including surrender or termination of your Contract), reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. For more information, see “Interim Value” later in this section. Lincoln reserves the right to make additional Indexed Account options available or to withdraw currently available Indexed Account options and change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses, in the future. Indexed Contract Value. For each Indexed Segment the daily value is determined as follows: a. On the Start Date of the Indexed Segment, the value of the Indexed Segment equals the initial Indexed Crediting Base. The initial Indexed Crediting Base is the amount of Purchase Payment or Contract Value allocated to the Indexed Segment. b. On each Valuation Date during the Indexed Term, the value of the Indexed Segment equals the Interim Value. c. On the last date of the Indexed Term, called the End Date, the value of the Indexed Segment equals the Segment Maturity Value.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Crediting Methods and Protection Methods. Different Crediting Methods and Protection Methods are available for your Indexed Account. Interest is credited for any performance earned or deducted for any loss only on the End Date of a Segment. The Crediting Method you select may limit positive (upside) Index returns credited on the End Date of a Segment and the Protection Method will limit the negative Index returns deducted on the End Date of a Segment. If the End Date is not a Valuation Date, then the amount will be credited or deducted on the next business day. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Protection Methods. For Indexed Accounts with a Protection Level, the Protection Level is the portion of any negative Index performance that will not impact your Contract Value if you remain invested until the End Date of the Indexed Segment. For example, if the Index return is -15%, and you have a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance and we will deduct 5% at the end of the Indexed Term. Your Contract Value will not be impacted up to the amount of the Protection Level you elect, and, after that, you will be impacted for the remaining portion of the loss. This loss will reduce the amount of your investment (principal) in the Indexed Segments. The Contract offers Indexed Accounts with Protection Levels that protect you against losses of 10% to 100%. If you choose an Indexed Account with a Performance Cap, Participation Rate, or Performance Trigger Rate and a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance if you stay invested until the End Date of the Segment. Any remaining negative percentage will be absorbed by you. If you choose an Indexed Account with a 100% Protection Level, you will not lose any of your principal allocated to the Indexed Account, due to Index performance, if you stayed invested until the End Date of the Segment. If an Indexed Account with Annual Locks is selected, the Protection Level is the percentage of the Index loss that will not impact your Indexed Crediting Base each year during the Indexed Term. The Protection Level is not available on Dual Plus Indexed Accounts, but the Dual Rate itself may provide some protection from Index loss, as discussed below. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. For example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year Indexed Account with a 10% Protection Level
Index Value at beginning of term = 1,569
Indexed Crediting Base = $100,000
Indexed Term Segment End Date = 1/8/2027
Index Value at End Date = 1,333
Index Value percentage change = -15% ((1,333 – 1,569) / 1569)Indexed Segment Maturity Value = $95,000 ($100,000 - $5,000) Because your Contract Value is not impacted by the first 10% of the loss, you only experience a 5% loss (-15% Index Value percentage change + 10% Protection Level = 5% loss) or $100,000 * 5.00% = $5,000. The following year assuming you chose a new 1-Year Segment with a 10% Protection Level:(The Indexed Segment Maturity Value is used to establish the Indexed Crediting Base for the new Indexed Segment.) Indexed Term Segment Start Date = 1/8/2027
Indexed Crediting Base = $95,000
Indexed Term Segment End Date = 1/8/2028
Index Value at End Date = 1,298
Index Value percentage change = -3% ((1,298 – 1,333)/1,333)Indexed Segment Maturity Value = $95,000 ($95,000 - $0) Because your Contract Value is not impacted by the first 10% of the loss, you experience no loss of Contract Value for this Segment because the Index Value percentage change was less than the 10% Protection Level. The following examples show Performance Rates assuming a Protection Level of 10%. For the Dual Performance Trigger Indexed Accounts, the Protection Level is used to determine the Performance Rate on the End Date of the Segment when there is negative Index performance. If the percentage change in the Index Value is negative but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. However, if the percentage change in the Index Value has decreased by a greater percentage than the Protection Level then the amount of your investment in the Indexed Segment may be reduced. The Performance Rate would equal the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The amount of loss or gain is dependent on the percentage change in the Index Value, the Dual Performance Trigger Rate and the Protection Level on the Indexed Segment. The following examples show the Performance Rate(s) based on the percentage change in the Index Value using a 6% Dual Performance Trigger Rate. Dual Plus accounts do not include a Protection Level, but the Dual Rate itself may provide some protection. If Index performance is down, your Performance Rate equals the Index performance plus the Dual Rate which may result in either a negative or positive return. For example, if the Index return is -10% and you have a Dual Rate of 15%, we will credit 5% in interest at the end of the Indexed Term. If the Index return is -20% and you have a Dual Rate of 15%, we will deduct 5% in interest at the end of the Indexed Term. The following examples show the Performance Rate(s) based on the percentage change in the Index Value and using a Dual Rate of 15%. Crediting Method Considerations. We determine Performance Caps, Participation Rates, Performance Trigger Rates and Dual Performance Trigger Rates for each new Indexed Segment at our discretion, subject to the guaranteed minimums. We consider a number of factors when declaring Performance Caps, Participation Rates, Performance Trigger Rates and Dual Performance Trigger Rates. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by the market conditions and forces. We also consider sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower Performance Caps, Participation Rates, Performance Trigger Rates and Dual Performance Trigger Rates for future Indexed Segments, and that such rates could be as low as the guaranteed minimum for that Indexed Account. Rates offered for new Indexed Segments may be different from those offered to new investors or offered to you at Contract issuance. You should choose a Crediting Method that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term length, an Indexed Account that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Indexed Term length, an Indexed Account that provides more potential for Index gains will generally tend to have less protection from Index losses. ●If you choose an Indexed Segment with a Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Participation Rate, and there is positive Index performance, the Performance Rate that we apply on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date, could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with an Annual Lock, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Rate and Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return.Protection Method Considerations. We set the limit on Index losses for each Indexed Account at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You should choose a level of protection that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term, an Indexed Account that provides more protection from Index losses will tend to have less potential for Index gains. Conversely, assuming the same Index and Indexed Term, an Indexed Account that provides less protection from Index losses will generally tend to have more potential for Index gains. ●If you select an Indexed Segment with a Protection Level of a certain percentage and there is a negative Index performance, we absorb the first portion of a negative Index performance up to the stated percentage and you bear the risk of loss after your chosen Protection Level including the loss of any previously credited amount. ●For accounts with a Performance Cap (with the exclusion of Dual Plus), Participation Rate, or Performance Trigger Rate, if there is negative Index performance, we absorb the first portion of the negative performance up to the stated percentage and you bear the risk of loss after your chosen Protection Level, including the loss of any previously credited amount. ●For accounts with a Dual Performance Trigger Rate, if there is negative Index performance, we absorb the first portion of the negative Index performance up to the stated percentage of the Protection Level. If there is negative Index performance beyond the Protection Level, we continue to absorb the portion of the negative Index performance up to the stated percentage of the Dual Performance Trigger Rate. For example, if the Dual Performance Trigger Rate is 5%, we would absorb the first 5% of loss beyond the Protection Level. You bear the risk of loss thereafter, including the loss of any previously credited amount. ●For accounts with a Dual Rate, if the Index performance is negative, your Performance Rate equals the Index performance plus the Dual Rate, which may result in either a negative or positive return.
Index-Linked Option Details, Index Substitution [Text Block]	Discontinuation or Substitution of an Index. We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.Although we will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index, there is risk that the performance of the new Index may not be as good as the performance of the existing Index. As a result, funds allocated to the substituted Index may earn a return that is lower than the return they would have earned if the Index were not substituted. If we substitute an Index, we will notify you at least 30 days in advance of the substitution. We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term. If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will automatically move the funds to the LVIP PIMCO Low Duration Bond Fund, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.
Index-Linked Option Details, Index Substitution Selection [Text Block]	We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.
Index-Linked Option Details, Index Substitution Notification [Text Block]	If we substitute an Index, we will notify you at least 30 days in advance of the substitution.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term.
Index-Linked Option Details, Index Substitution Without Replacement [Text Block]	If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will automatically move the funds to the LVIP PIMCO Low Duration Bond Fund, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Investor Reallocation [Text Block]	Reallocation. You will be notified 30 days prior to each Indexed Anniversary Date regarding the timing of investing in new Indexed Segments. The available Indexed Accounts and applicable Crediting Methods and Protection Methods will be provided at least 5 business days in advance of the Indexed Anniversary Date on your online account or by calling 1-877-737-6872. To view the available Indexed Segments and the applicable rates, log in to your account at www.LincolnFinancial.com and select Account Reallocation under Account Management. Current rates can also be found at www.lfg.com/llarates and are incorporated into this prospectus by reference. If your existing Indexed Segment is at the end of the Indexed Term, you may reallocate the value of the Indexed Segment Maturity Value to any available Indexed Account or variable subaccount as long as the reallocation request is received on or before the Indexed Anniversary Date. We will hold reallocation instructions for up to 25 calendar days prior to the Indexed Anniversary Date. The reallocation will take place on the Indexed Anniversary Date. If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the Crediting Method rate applicable to a new Indexed Term. If the same type of Indexed Segment is no longer available, the funds will be moved to LVIP PIMCO Low Duration Bond Fund, and will not be eligible for allocation into an Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Default Reallocation [Text Block]	If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the Crediting Method rate applicable to a new Indexed Term. If the same type of Indexed Segment is no longer available, the funds will be moved to LVIP PIMCO Low Duration Bond Fund, and will not be eligible for allocation into an Indexed Account until the next Indexed Anniversary Date.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Contract Adjustments If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Contract Adjustment, Applicable Transaction [Text Block]	If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value.
Contract Adjustment, Relationship to Other Charges [Text Block]	Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table. The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.10% (as a percentage of average Contract Value in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect. ●The deduction of advisory fees will impact your Contract Value.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states or
through all broker-dealers.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.30% (as a percentage of average Contract Value in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.10% (as a percentage of average Contract Value in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect. ●The deduction of advisory fees will impact your Contract Value.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states or
through all broker-dealers.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.30% (as a percentage of average Contract Value in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.80%	11.49%	9.83%	10.31%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.99%	11.66%	9.38%	11.98%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[4] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	10.82%	9.89%	11.11%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%	7.15%	-0.29%	1.85%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	5.21%	1.65%	1.99%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. Indexed Accounts The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details. The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1,2] This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Nasdaq-100 Price Return Index®1	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after May 2023.	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
MSCI EAFE IndexTM 1 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Capital Strength Net Fee IndexSM1, 3	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
First Trust American Leadership IndexTM1, 3	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
First Trust American Leadership IndexTM1, 3 This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
MSCI EAFE Index[1] This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Trigger Rate
Nasdaq-100® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [3] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.80%	11.49%	9.83%	10.31%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.99%	11.66%	9.38%	11.98%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[4] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	10.82%	9.89%	11.11%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%	7.15%	-0.29%	1.85%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	5.21%	1.65%	1.99%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	Indexed Accounts The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details. The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Index-Linked Options Available [Table Text Block]
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1,2] This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Nasdaq-100 Price Return Index®1	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after May 2023.	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
MSCI EAFE IndexTM 1 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Capital Strength Net Fee IndexSM1, 3	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
First Trust American Leadership IndexTM1, 3	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
First Trust American Leadership IndexTM1, 3 This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
MSCI EAFE Index[1] This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.00%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Trigger Rate
Nasdaq-100® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [3] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Restrictions [Text Block]	The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment (a) The information in the chart below is current as of December 31, 2025:
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
Lincoln Level Advantage® B-Share	99,099	$24,042,530,765	289	$116,777,036	$3,735,215,015	Yes
Lincoln Level Advantage® Advisory	6,456	$1,334,916,880	265	$60,349,136	$441,910,223	Yes
Lincoln Level Advantage® B-Class	4,695	$1,294,666,166	10	$5,259,389	$176,612,355	Yes
Lincoln Level Advantage® Advisory Class	827	$199,986,553	2	$1,144,903	$39,395,474	Yes
Lincoln Level Advantage® Design B-Share	5,471	$1,185,010,094	12	$6,941,402	$40,802,646	Yes
Lincoln Level Advantage® Design Advisory	380	$73,531,291	1	$236,219	$24,898,780	Yes
Lincoln Level Advantage® Select B-Share	872	$301,446,114	4	$1,025,000	$5,858,368	Yes
Lincoln Level Advantage® Access	4,766	$1,367,535,586	8	$2,292,125	$36,243,651	Yes
(b) Current limits on Index gains in effect for each Indexed Account during the twelve months ending on December 31, 2025 filed herein.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Lincoln Level Advantage® Advisory
Non-variable Annuities, Number Outstanding	6,456
Non-variable Annuities, Total Value	$ 1,334,916,880
Non-variable Annuities, Number Sold	265
Non-variable Annuities, Gross Premiums	$ 60,349,136
Non-variable Annuities, Value Redeemed	$ 441,910,223
Non-variable Annuities, Combination [Flag]	true
Level Advantage Advisory | American Funds® IS Asset Allocation Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Level Advantage Advisory | American Funds® IS Growth Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
Level Advantage Advisory | Fidelity® VIP Mid Cap Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Level Advantage Advisory | First Trust Capital Strength Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Level Advantage Advisory | First TrustDow Jones Dividend Income Allocation Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Level Advantage Advisory | Franklin Rising Dividends VIP Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	11.98%
Level Advantage Advisory | Invesco V.I. Equally-Weighted SP 500 Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Level Advantage Advisory | LVIP BlackRock Global Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Level Advantage Advisory | LVIP Government Money Market Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.70%
Level Advantage Advisory | LVIP JPMorgan Core Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
Level Advantage Advisory | LVIP MFS Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.82%
Level Advantage Advisory | LVIP PIMCO Low Duration Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Level Advantage Advisory | LVIP State Street International Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP State Street International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	30.85%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Level Advantage Advisory | LVIP State Street SP 500 Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP State Street S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Level Advantage Advisory | LVIP State Street Small-Cap Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP State Street Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Level Advantage Advisory | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner, or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner, or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Level Advantage Advisory | Account Value Death Benefit
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.12%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.12%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000. Advisory fee withdrawals will always reduce the Contract Value on a dollar-for-dollar basis. For example, assume a Contract Value of $10,000, and a deduction of $100 is made for the advisory fee. The amount of your Contract Value is reduced to $9,900.
Level Advantage Advisory | Portfolio Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Level Advantage Advisory | Automatic Withdrawal Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available when i4LIFE® Indexed Advantage is in effect.●The deduction of advisory fees will impact your Contract Value.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals from Indexed Accounts will be at Interim Value. See Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Level Advantage Advisory | Guarantee of Principal Death Benefit
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.30%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,506
Surrender Expense, 3 Years, Maximum [Dollars]	4,679
Surrender Expense, 5 Years, Maximum [Dollars]	8,079
Surrender Expense, 10 Years, Maximum [Dollars]	17,683
Annuitized Expense, 1 Year, Maximum [Dollars]	1,506
Annuitized Expense, 3 Years, Maximum [Dollars]	4,679
Annuitized Expense, 5 Years, Maximum [Dollars]	8,079
Annuitized Expense, 10 Years, Maximum [Dollars]	17,683
No Surrender Expense, 1 Year, Maximum [Dollars]	1,506
No Surrender Expense, 3 Years, Maximum [Dollars]	4,679
No Surrender Expense, 5 Years, Maximum [Dollars]	8,079
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 17,683
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. Subject to state and broker-dealer approval, annual advisory fee withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual advisory fee withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the advisory fee withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantee.
Level Advantage Advisory | i4LIFE Indexed Advantage
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,909
Surrender Expense, 3 Years, Maximum [Dollars]	5,908
Surrender Expense, 5 Years, Maximum [Dollars]	10,160
Surrender Expense, 10 Years, Maximum [Dollars]	22,008
Annuitized Expense, 1 Year, Maximum [Dollars]	1,909
Annuitized Expense, 3 Years, Maximum [Dollars]	5,908
Annuitized Expense, 5 Years, Maximum [Dollars]	10,160
Annuitized Expense, 10 Years, Maximum [Dollars]	22,008
No Surrender Expense, 1 Year, Maximum [Dollars]	1,909
No Surrender Expense, 3 Years, Maximum [Dollars]	5,908
No Surrender Expense, 5 Years, Maximum [Dollars]	10,160
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,008
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP PIMCO Low Duration Bond Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. Subject to state and broker-dealer approval, annual advisory fee withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual advisory fee withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the advisory fee withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantee. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Level Advantage Advisory | General Death Benefit Information
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP PIMCO Low Duration Bond Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Level Advantage Advisory | i4LIFE Advantage
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Level Advantage Advisory | Advisory Fee Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to take withdrawals from your Contract to pay the advisory fees.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●May not be available in all states or through all broker-dealers. ●The deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits (unless the requirements listed above are met), and may be subject to federal and state income taxes and a 10% federal penalty tax.
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Level Advantage Advisory | Fees Associated with Fee-Based Financial Plans
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Fees Associated with Fee-Based Financial Plans. You have purchased this Contract as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. The fee for this advice is set by your financial professional, and is covered in a separate agreement between you and your financial professional. Lincoln has not made any independent review of your financial professional. You may provide authorization to have your advisory fees paid to your financial professional’s investment firm from your Contract Value, if certain conditions apply. These payments will be treated as withdrawals from your Contract Value and may result in a significant reduction in your Death Benefit. Over time, withdrawals taken for the payment of advisory fees could significantly reduce your Contract Value. Please discuss with your financial professional the impact of deducting advisory fees from Contract Value prior to making an election. Partial withdrawals to pay the fee may be taken automatically by enrolling in an AWS designated specifically for this purpose. Withdrawals are available in monthly, quarterly, semi-annual, or annual frequencies. You may enroll in this service by completing the appropriate authorization form that is available from your financial professional. Additionally, you may authorize your financial professional to set up or change your AWS program, or to take one-time withdrawals to pay for the advisory fee. Once you have elected this service, it will continue until you instruct us in writing to terminate it. Withdrawals under this AWS option and one-time withdrawals will be noted on your quarterly statement as an advisory fee withdrawal. This AWS service may not be available through all broker-dealers. Withdrawals under AWS are treated like other withdrawals under the contract, and as such may decrease your guarantees under a Death Benefit or living benefit rider. See the Death Benefit section of this prospectus for more information on how withdrawals affect these benefits. Advisory fee withdrawals will not be treated as a distribution for federal tax purposes, if certain conditions are met. See Federal Tax Matters – Taxation of Withdrawals and Surrenders for more information.
Level Advantage Advisory | Interim Value
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Contract Adjustments If you make any withdrawals, including the deduction of advisory fees, surrenders, or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. The Interim Value will generally be negatively affected by increases in the expected volatility of Index prices, interest rate increases, and by poor market performance. All other factors being equal, the Interim Value generally would be lower the earlier a withdrawal or surrender is made in a Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]	If you make any withdrawals, including the deduction of advisory fees, surrenders, or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Interim Value. The Interim Value is a daily value we calculate to provide you with a value of your Indexed Segment after the Start Date and before the End Date of an Indexed Term. The Contract Value for an Indexed Segment is equal to the Interim Value on each Valuation Date except the End Date. The Interim Value is used to calculate amounts available for withdrawal, surrender, transfer (including advisory fee deductions, any premium tax or rider fees and charges), reallocation, annuitization or payment of a death claim for each day during an Indexed Term other than the End Date. The Interim Value also is used to determine how much the Indexed Crediting Base will be reduced after a transfer or withdrawal. See Surrenders and Withdrawals. Once you reach the End Date of the Indexed Term, there is no Interim Value, and the actual performance will be credited to or deducted from your Indexed Segment based on the Performance Rate associated with the Crediting Methods you have chosen. The Interim Value calculation will vary depending on the Indexed Account selected. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The specifics of the Interim Value calculation are located in the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. Under extreme conditions a negative Contract Adjustment based on Interim Value could result in a loss of up to 100% of your Contract Value. Such loss can occur even if an Index has increased in value. This means your Interim Value could reflect negative performance, even if the Index Value has increased. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872. Refer to the Surrender and Withdrawal section for information about the Interim Value and how surrenders or withdrawals are calculated. Surrenders and Withdrawals Before the Annuity Commencement Date, we will allow the surrender of the Contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means approved by Lincoln. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date are not available. The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., Eastern Time), we will process the request from the VAA using the Accumulation Unit value and the Interim Value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value and the Interim Value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., Eastern Time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value and the Interim Value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made in the following order: 1.proportionately from all Subaccounts within the VAA, until exhausted; then 2.the transfer account; then 3.proportionately from all Indexed Accounts. Withdrawals are taken from the Contractowner’s own money and may have a significant negative impact on the value of certain death benefits offered under your Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act. When withdrawals are made from the Indexed Accounts, an amount equal to the Interim Value of the Indexed Segment is available for surrender or withdrawal. In addition, the Indexed Crediting Base for each individual Indexed Segment is reduced proportionately by the amount that the withdrawal reduced the Interim Value. A proportional reduction could be larger than the dollar amount of the withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. You cannot withdraw an amount equal to the Indexed Crediting Base. The following examples show how the Indexed Crediting Base is impacted by a withdrawal, and assumes that you have invested in an Indexed Account and no Subaccounts. Example 1: 1/1/2026 Allocation to Indexed Segment = $80,000
1/1/2026 Indexed Crediting Base = $80,000
6/1/2026 Indexed Crediting Base = $80,000; Interim Value = $100,000; Withdrawal = $80,000
Withdrawal/Interim Value = $80,000 ÷ $100,000 = 80%
Removed Amount from the Indexed Crediting Base = $64,000 (80% of $80,000)
Indexed Crediting Base after withdrawal = $80,000 - $64,000 = $16,000
Interim Value after withdrawal ($100,000 - $80,000) = $20,000
Interim Value calculation going forward and Segment Maturity Value will be based on the $16,000 Indexed Crediting Base Example 2: Indexed Crediting Base = $16,000; Interim Value = $15,000; Withdrawal = $15,000
Withdrawal/Interim Value = $15,000 ÷ $15,000 = 100%
Removed Amount from the Indexed Crediting Base = $16,000 (100% of $16,000)
Indexed Crediting Base after withdrawal = $0
Interim Value after withdrawal = $0 ($15,000 - $15,000) Note: The $15,000 Interim Value is the maximum that could be withdrawn because this value reflects the index gain or loss during the Indexed Term. The Indexed Crediting Base is not available for withdrawal or transfer. The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term.
Contract Adjustment, Purpose [Text Block]	The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information.
Level Advantage Advisory | Protection Level 10
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Level Advantage Advisory | Protection Level 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	85.00%
Level Advantage Advisory | Protection Level 20
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
Level Advantage Advisory | Protection Level 25
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	75.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	75.00%
Level Advantage Advisory | Protection Level 30
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	70.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]	70.00%
Level Advantage Advisory | Dual Rate 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Level Advantage Advisory | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes:●You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Level Advantage Advisory | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●A surrender or withdrawal taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Level Advantage Advisory | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●While an Indexed Account with Dual Performance Trigger Rate or Dual Plus may provide for a positive Performance Rate even in the event of a negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Level Advantage Advisory | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Level Advantage Advisory | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Level Advantage Advisory | Early Withdrawal Risk [Member] | Interim Value
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Level Advantage Advisory | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.
Level Advantage Advisory | Index Exclusion of Dividends Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have.
Level Advantage Advisory | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.
Level Advantage Advisory | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.
Index-Linked Option Changes Features Risk [Text Block]	We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.
Stops Accepting Payments Risk [Text Block]	Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date.
Level Advantage Advisory | Indexed Account Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.●Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage Advisory | Risks Associated with Crediting Methods and Protection Methods
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Level Advantage Advisory | Risks of Investing in the Subaccounts
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. We reserve the right to remove or substitute any funds as investment options that are available under the Contract. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.
Level Advantage Advisory | Cybersecurity and Business Interruption Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Level Advantage Advisory | Additional Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same owner, joint owner, or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Level Advantage Advisory | Deduction of Advisory Fee Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Contract Adjustment, federal and state income taxes, and a 10% federal penalty tax.
Level Advantage Advisory | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps, No Annual Locks. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. The Performance Cap may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Caps. The Performance Cap will not change during the Indexed Term. The initial Performance Cap applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Caps than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following example assumes a Performance Cap. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. For Example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year with a 10% Performance Cap
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Performance Cap	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2027	+7%	10%	+7%	$100,000	$107,000
1/8/2028	+12%	10%	+10%	$107,000	$117,700
This example assumes that a new 1-Year Indexed Segment was selected in 2027 to show the impact of the Performance Cap. In this example, the Performance Cap did not change for the new Segment. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following example assumes a Performance Cap. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. For Example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year with a 10% Performance Cap
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Performance Cap	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2027	+7%	10%	+7%	$100,000	$107,000
1/8/2028	+12%	10%	+10%	$107,000	$117,700
This example assumes that a new 1-Year Indexed Segment was selected in 2027 to show the impact of the Performance Cap. In this example, the Performance Cap did not change for the new Segment.
Level Advantage Advisory | Cap Rate Return Limit [Member] | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.
Level Advantage Advisory | Participation Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Participation Rate, which is a specified percentage of positive Index performance. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 18%;
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 18%;
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	●If the Indexed Account has a Participation Rate, and the Index return is 20% and the Participation Rate is 90%, we will credit 18% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Participation Rates. The Participation Rate represents the portion of the Index performance that is reflected in the value of the Indexed Segment. For example, if the Index return is 20%, and the Participation Rate is 90%, we will credit 18% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 18%. The Participation Rate may be equal to, or greater or less than 100%, and may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. The Participation Rate will not change during the Indexed Term. The initial Participation Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Participation Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Participation Rate for each subsequent Indexed Term. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times. In no event will a Participation Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Participation Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Participation Rate and the Protection Level. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value from the Start Date to the End Date is zero or positive, then the Performance Rate equals the Participation Rate multiplied by the percentage change. If the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A and (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 115% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+20%	115%	20% x 115% = 23%	$100,000	$123,000
Example for Indexed Segment with lower declared Participation Rate: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 95% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+15%	+95%	15% x 95% = 14.25%	$100,000	$114,250
The following examples show Performance Rates assuming an initial Participation Rate of 95% and 105%. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. Depending on market conditions, subsequent Participation Rates may be higher or lower than the initial Participation Rate. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times. The Company will determine new Participation Rates on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Participation Rate and the Protection Level. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value from the Start Date to the End Date is zero or positive, then the Performance Rate equals the Participation Rate multiplied by the percentage change. If the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A and (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 115% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+20%	115%	20% x 115% = 23%	$100,000	$123,000
Example for Indexed Segment with lower declared Participation Rate: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 3-Year with a 95% Participation Rate
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Participation Rate	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2029	+15%	+95%	15% x 95% = 14.25%	$100,000	$114,250
The following examples show Performance Rates assuming an initial Participation Rate of 95% and 105%.
Level Advantage Advisory | Participation Rate Return Limit [Member] | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments may be limited by any applicable Participation Rate, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. If the Participation Rate is less than 100%, the increase in your Segment Maturity Value will never reflect the entire corresponding performance in the applicable Index over the Indexed Term. The Participation Rate exists for the full term of the Indexed Segment. The Participation Rate may be lower for Contracts with the Guarantee of Principal Death Benefit. Participation Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Participation Rates may differ from the Participation Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage Advisory | Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Trigger Rate. The Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term that is used to determine the Segment Maturity Value if the Index return for the Indexed Term is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. The Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. The Performance Trigger Rate will not change during the Indexed Term. The initial Performance Trigger Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Trigger Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Trigger Rate for each subsequent Indexed Term. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. Depending on market conditions, subsequent Performance Trigger Rates may be higher or lower than the initial Performance Trigger Rate. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals.
Level Advantage Advisory | Performance Trigger Rate | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage Advisory | Dual Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; or
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; or
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Performance Trigger Rate. The Dual Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term. It is used, in part, to determine the Segment Maturity Value. The Dual Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term, and the Protection Level you select. The Dual Performance Trigger Rate will not change during the Indexed Term. Typically, Indexed Segments with greater Protection Levels have lower Dual Performance Trigger Rates. The initial Dual Performance Trigger Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Dual Performance Trigger Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Dual Performance Trigger Rate for each subsequent Indexed Term, if any. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Dual Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Dual Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%. Depending on market conditions, subsequent Dual Performance Trigger Rates may be higher or lower than the initial Dual Performance Trigger Rate. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new contracts or for other contracts issued at different times. The Company will determine new Dual Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%.
Level Advantage Advisory | Dual Performance Trigger Rate | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage Advisory | Spread Rate | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]
Level Advantage Advisory | Dual Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.
Level Advantage Advisory | Dual Rate | Zero Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.
Level Advantage Advisory | Dual Rate | Negative Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.
Level Advantage Advisory | Dual Rate and Performance Cap | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Plus. The Dual Plus Indexed Accounts offer a Dual Rate and Performance Cap for an Indexed Segment that we declare at the beginning of the Indexed Term that are both used in determining the Segment Maturity Value. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%. The Performance Cap may vary depending on the Death Benefit option, the Index, and the Indexed Term length. The Performance Cap will not change during the Indexed Term. The Dual Rate will not vary depending on the Death Benefit option, the Index, or the Indexed Term length and will not change from one Indexed Term to the next. The initial Performance Cap applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Caps than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit.The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit.The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%.
Level Advantage Advisory | Dual Rate and Performance Cap | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.
Level Advantage Advisory | Performance Cap Annual Lock | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps with Annual Locks. For an Indexed Segment with Annual Locks, the Performance Rate will be calculated in the same manner as without Annual Locks (see discussion above), except it will be calculated on each Indexed Anniversary Date. However, the performance will NOT be credited to or deducted from the Indexed Segment until the End Date of the Indexed Term (at the end of the 6th year). The amount of the performance credited or deducted from the Indexed Segment on the End Date equals the sum of the annual performance amounts on each Indexed Anniversary Date, as adjusted for any withdrawals, transfers, or annuitization. On the first Indexed Anniversary Date, the performance equals the Performance Rate change multiplied by the Indexed Crediting Base. This performance amount is added to or deducted from the Indexed Crediting Base. This adjusted Indexed Crediting Base becomes the Indexed Crediting Base for the next one-year period. On each Indexed Anniversary Date thereafter, the return for the year is credited to or deducted from the Indexed Crediting Base and the adjusted Indexed Crediting Base carries over for the next one-year period. As a result, a loss you incur in one year will reduce the amount invested for the next year. In a continuing down market, you could lose in excess of the applicable Protection Level. For example, if the Protection Level is 10%, in a continuing down market, you could lose more than 90% of your investment. On the other hand, a gain you incur in one year will increase the Indexed Crediting Base for the next year, upon which future gains (if any) will be calculated. The Segment Maturity Value will equal the value of the Crediting Base on the End Date (after the adjustment for performance on the last Indexed Anniversary Date). The Indexed Crediting Base is used only to calculate the performance of Indexed Segments on the Indexed Anniversary Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. In addition to the Indexed Crediting Base adjustment for performance, withdrawals and transfers reduce the Indexed Crediting Base in the same proportion that withdrawals and transfers reduce the Interim Value. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The following example demonstrates the impact of the Performance Cap and Protection Level on an Indexed Account with a 6-Year Annual Lock and assumes no withdrawals have been made. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Account Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Maturity Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until that time, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year. Depending on market conditions, Performance Caps on subsequent 6-year Indexed Terms with Annual Locks may be higher or lower than the initial Performance Cap.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Indexed Crediting Base is used only to calculate the performance of Indexed Segments on the Indexed Anniversary Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. In addition to the Indexed Crediting Base adjustment for performance, withdrawals and transfers reduce the Indexed Crediting Base in the same proportion that withdrawals and transfers reduce the Interim Value. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The following example demonstrates the impact of the Performance Cap and Protection Level on an Indexed Account with a 6-Year Annual Lock and assumes no withdrawals have been made. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Account Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Maturity Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until that time, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year.
Level Advantage Advisory | SP 500 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		16.40%	23.30%	24.20%	(19.40%)	26.90%	16.30%	28.90%	(6.20%)	19.40%	9.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.40%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P 500® Price Return Index The S&P 500® Price Return Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Standard & Poor’s®, S&P®, and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Lincoln. It is not possible to invest directly in an index. Lincoln’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Lincoln’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Lincoln’s Product(s) particularly or the ability of the S&P 500® Price Return Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Lincoln with respect to the S&P 500® Price Return Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Price Return Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Lincoln or Lincoln’s Product(s). S&P Dow Jones Indices have no obligation to take the needs of Lincoln or the owners of Lincoln’s Product(s) into consideration in determining, composing or calculating the S&P 500® Price Return Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Lincoln’s Product(s) or the timing of the issuance or sale of Lincoln’s Product(s) or in the determination or calculation of the equation by which Lincoln’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Lincoln’s Product(s). There is no assurance that investment products based on the S&P 500® Price Return Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® PRICE RETURN INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LINCOLN, OWNERS OF LINCOLN’S PRODUCTS(s), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® PRICE RETURN INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LINCOLN, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Level Advantage Advisory | SP 500 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1,2]This Indexed Account is available for all contracts purchased on or after June 20, 2023.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.10%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market IndexMarket Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointPoint-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection LevelProtection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance CapPerformance Cap
Level Advantage Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage Advisory | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage Advisory | Russell 2000 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		11.30%	10.00%	15.10%	(21.60%)	13.70%	18.40%	23.70%	(12.20%)	13.10%	19.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.60%)	5.00%	5.00%	5.00%	(2.20%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Russell 2000® Price Return Index The Russell 2000® Price Return Index (the “Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Lincoln products are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which Lincoln’s products are based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with Lincoln products. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Lincoln or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.
Level Advantage Advisory | Russell 2000 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Level Advantage Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage Advisory | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage Advisory | Capital Strength Net Fee Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		4.70%	9.20%	6.40%	(11.90%)	24.30%	11.20%	24.20%	(5.90%)	24.10%	6.20%
Annual Return, Example Capped and Buffered [Percent]		4.70%	5.00%	5.00%	(1.90%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Capital Strength Net Fee IndexSM The Product(s) is not sponsored, endorsed, sold or promoted by NASDAQ, Inc. or its affiliates (NASDAQ, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Capital Strength Net Fee Index to track general stock market performance. The Corporations' only relationship to The Lincoln National Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Capital Strength Net Fee Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). NASDAQ has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Capital Strength Net Fee Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CAPITAL STRENGTH NET FEE INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Level Advantage Advisory | Capital Strength Net Fee Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after June 20, 2023.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after May 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM1, 3
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage Advisory | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage Advisory | First Trust American Leadership Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		15.50%	19.00%	26.70%	(24.60%)	21.20%	19.00%	26.30%	(5.60%)	21.60%	14.30%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(14.60%)	5.00%	5.00%	5.00%	(5.60%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	First Trust American Leadership IndexTM The First Trust American Leadership IndexTM (“FTIS Index”) is a product of and owned by FT Indexing Solutions LLC (“FTIS”). FIRST TRUST® and FIRST TRUST AMERICAN LEADERSHIP INDEXTM are trademarks of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”). The foregoing index and trademarks have been licensed for use for certain purposes by Licensee in connection with the Product. The Dow Jones Internet Composite IndexTM (“Dow Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by FTIS and Licensee. S&P® is a trademark of Standard & Poor’s Financial Service LLC. DOW JONES® and DOW JONES INTERNET COMPOSITE INDEX are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by SPDJI and have been sublicensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq U.S. Rising Dividend Achievers IndexTM and Nasdaq Technology Dividend IndexTM are products of Nasdaq, Inc. (which with its affiliates is referred to as the “Nasdaq”). NASDAQ®, NASDAQ U.S. RISING DIVIDEND ACHIEVERS INDEX, and NASDAQ TECHNOLOGY DIVIDEND INDEX are trademarks of Nasdaq. The foregoing indices (collectively, the “Nasdaq Indices”) and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq Riskalyze U.S. Large Cap Select Dividend IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE U.S. LARGE CAP SELECT DIVIDEND INDEX are trademarks of Riskalyze. NASDAQ® is a trademark of Nasdaq, Inc. The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Product is not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, SPDJI, Dow Jones, Nasdaq, Riskalyze, or their respective affiliates (collectively, the “Companies”). The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Product. The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index particularly, or the ability of the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index to track general stock market performance. The Companies’ only relationship to Licensee is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Indices, which are determined, composed and calculated without regard to Licensee or the Product. The Companies have no obligation to take the needs of Licensee, or the owners of the Product, or the sponsors or owners of products based on the FTIS Index, Dow Index, Nasdaq Indices or Riskalyze Index into consideration when determining, composing, or calculating the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Index. The Companies are not responsible for and have not participated in the determination or calculation of the Product. There is no assurances from the Companies that products based on the FTIS Index, Dow lndex, Nasdaq Indices, or Riskalyze Index will accurately track index performance or provide positive investment returns. The Companies are not investment advisors. Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice. THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX. THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCT OR OF PRODUCTS BASED ON THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSEE AND THE COMPANIES.
Level Advantage Advisory | First Trust American Leadership Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM1, 3This Indexed Account is available for all contracts purchased on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM1, 3
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage Advisory | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage Advisory | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE IndexTM 1This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]This Indexed Account is available for all contracts purchased on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Participation Rate
Level Advantage Advisory | Nasdaq-100 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Nasdaq-100® Index (NDX). The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ Stock Market based on market capitalization.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Nasdaq-100® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		20.20%	24.90%	53.80%	(11.90%)	26.50%	47.60%	38.00%	(1.00%)	31.50%	5.90%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(33.00%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Nasdaq-100® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Nasdaq-100 Index® The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index®, to track general stock market performance. The Corporations' only relationship to The Lincoln National Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100 Index®, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Level Advantage Advisory | Nasdaq-100 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Nasdaq-100 Price Return Index®: This large-cap growth index is comprised of 100 of the largest domestic and international nonfinancial companies listed on the NASDAQ Stock Market based on market capitalization. This index is comprised of industries such as technology, consumer services, and health care. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage Advisory | Nasdaq-100 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Price Return Index®1
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory | Nasdaq-100 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage Advisory | MSCI EAFE Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Annual Return [Percent]		27.90%	1.10%	15.00%	(16.80%)	8.80%	5.40%	18.40%	(16.10%)	21.80%	(1.90%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.10%	5.00%	(8.80%)	5.00%	5.00%	5.00%	(6.10%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	MSCI EAFE Index THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this product or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCl's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Level Advantage Advisory | MSCI EAFE Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.
Level Advantage B-Class
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The Crediting Method you select determines the Performance Rate for an Indexed Segment. Any applicable Crediting Method may limit the positive Index return used in calculating interest on the End Date of an Indexed Segment. Each Indexed Account will have either: i)a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;ii)a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;iii)a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; or iv)a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment if the Index declines in value.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We will always make at least one Indexed Account available under this Contract, but we do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your surrender or withdrawal is made after the 6th anniversary since a Purchase Payment was invested. This loss will be greater if there is a negative
Contract Adjustment based on Interim Values, taxes or tax penalties.
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments – Surrender Charge ●Charges, Other Expenses, and Adjustments
Are There Transaction Charges?	No: The Contract does not impose any transaction charges other than surrender charges.	●Fee Tables ●Charges and Adjustments
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance
Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate.
This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. Additionally, in certain cases your Contract Value may be subject to a negative
Interim Value adjustment.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.12%[1]	1.12%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.30%[1]	1.30%[1]
	Fund fees and expenses	0.48%[2]	1.18%[2]
	Optional benefits available for an additional charge	0.40%[3]	0.40%[3]
1As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative
Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $2,095	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your surrender or withdrawal is made after the 6th anniversary since a Purchase Payment was invested. This loss will be greater if there is a negative
Contract Adjustment based on Interim Values, taxes or tax penalties.
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments – Surrender Charge ●Charges, Other Expenses, and Adjustments

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No: The Contract does not impose any transaction charges other than surrender charges.	●Fee Tables ●Charges and Adjustments

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No:The Contract does not impose any transaction charges other than surrender charges.
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance
Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate.
This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. Additionally, in certain cases your Contract Value may be subject to a negative
Interim Value adjustment.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments – Surrender Charge
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.12%[1]	1.12%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.30%[1]	1.30%[1]
	Fund fees and expenses	0.48%[2]	1.18%[2]
	Optional benefits available for an additional charge	0.40%[3]	0.40%[3]
1As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative
Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $2,095	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate. This means that your returns may be lower than the Index’s returns.In return for accepting this limit on Index gains, you will receive some protection from Index losses.These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	These implicit ongoing fees are not reflected in the tables below.
Investment Options Footnotes [Text Block]	As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative
Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $2,095	Highest Annual Cost: $3,205
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 2,095
Highest Annual Cost [Dollars]	$ 3,205
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccounts), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection
Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●A surrender or withdrawal may result in surrender charges. Any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
Withdrawals taken prior to the end of an Indexed Term may result in a negative
Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Fee Tables ●Principal Risks of Investing in the Contract ●Charges and Adjustments ●Surrenders and Withdrawals
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return.
For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●While an Indexed Account with Dual Performance Trigger Rate or Dual Plus may provide for a positive Performance Rate even in the event of a negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the
Index to underperform a direct investment in the securities composing the Index.
This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account ●Appendix A – Investment Options Available Under the Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Contract Adjustment Risk [Text Block]	Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Key Information, Reallocation Risk [Text Block]	Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●A surrender or withdrawal may result in surrender charges. Any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Default Reallocation Risk [Text Block]	If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]	Yes:●Not all Investment Options may be available under your Contract.●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable Subaccount.●We reserve the right to remove or substitute any Subaccounts or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any such transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created, you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 business days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or we may change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments, or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.
Key Information, Benefit Restrictions [Text Block]	Yes:●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect.●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else).●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.  The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of an Indexed Term.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term):[1]	100%
1If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a Contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48	1.18
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$9,910	$14,918	$19,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
The Example assumes that you invest $100,000 in the Subaccounts for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that the Guarantee of Principal Death Benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$9,511	$13,725	$17,205	$28,159
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
[1]The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over a 6-year period at the following rates: 7%, 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. See Charges and Adjustments – Surrender Charge.
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of an Indexed Term. ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term):[1]	100%
1If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.
Contract Adjustments, Fee Table [Table Text Block]
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term):[1]	100%

Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	1.10%
Guarantee of Principal Death Benefit	1.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a Contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 1.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a Contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48	1.18
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$9,910	$14,918	$19,182	$32,044
1 year	3 years	5 years	10 years
$9,511	$13,725	$17,205	$28,159

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,910	$8,918	$15,182	$32,044
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$2,511	$7,725	$13,205	$28,159

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. We reserve the right to remove or substitute any funds as investment options that are available under the Contract. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same owner, joint owner, or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]	We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Indexed Accounts The Contract offers several Indexed Accounts. We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock. An investment in an Indexed Account is not an investment in the Index or in any Index fund. You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose. There is also a risk of loss upon an early withdrawal. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will be based on Interim Value and will cause an immediate reduction in your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term. You may allocate all or a portion of your Purchase Payments into one or more Indexed Accounts. The minimum allocation to an Indexed Account is $2,000; there is no maximum allocation limit. Additional Purchase Payments to an Indexed Account are not allowed during an Indexed Term. A new Indexed Segment is established upon an allocation to an Indexed Account. Each Indexed Segment may have its own: ●Start Date ●Crediting Base ●Performance Rate ●Performance Cap ●Performance Trigger Rate ●Dual Performance Trigger Rate ●Dual Rate ●Contract Value ●End Date Information regarding each Indexed Account, including 1) its name, 2) its type, 3) its Indexed Term, 4) its Crediting Method, and 5) its Protection Method, is available in Appendix A – Investment Options Available Under The Contract. Indices. Each Indexed Account references a market index that determines the performance of its associated Indexed Segments. A market index is not a fund; it is unmanaged and is not available for direct investment. We currently offer Indexed Accounts based on the performance of the following securities indices:S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East.The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index), we reserve the right to select an alternative Index and we will notify the Contractowner of such changes. In selecting an alternative Index we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date. The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap and a hypothetical 10% Protection Level. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any specific Indexed Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Account. This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, including surrender charges, which may reduce performance.The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index. The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in an Indexed Account is not an investment in the Index or in any Index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term.
Index-Linked Option Details, Changes Possible [Text Block]	The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index), we reserve the right to select an alternative Index and we will notify the Contractowner of such changes. In selecting an alternative Index we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date.
Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]	The Indexed Term is the specified period of time over which an Index’s performance is measured, subject to applicable limits on Index gains and losses, to determine the amount of positive, negative or zero interest that will be credited to an Indexed Account at the end of the period. 1-Year or 6-Year Indexed Terms are available in this Contract. An Indexed Segment begins on the day your money is allocated to an Indexed Segment, called the Start Date. The yearly anniversary of the Start Date of the initial Indexed Segment is the Indexed Anniversary Date of your Contract. This is the Indexed Anniversary Date for the life of your Contract.
Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]	You may choose to allocate your Purchase Payments to different Indexed Accounts, but all Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means you can only allocate to Indexed Accounts one time a year. For example, you may start a 6-Year Indexed Segment, and three years later, you can start a 1-Year Indexed Segment, as long as the 1-Year Indexed Segment begins on the Indexed Anniversary Date for your Contract. If you have more than one 6-Year Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.
Index-Linked Option Details, Amounts Must Remain Until End of Crediting Period [Text Block]	Your Contract Value must remain in an Indexed Account until the end of the Indexed Term to be credited with all or partial interest and to avoid a possible Contract Adjustment based on Interim Value, in addition to potential surrender charges and tax consequences.
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, including surrender charges, which may reduce performance.If you make any withdrawals (including surrender or termination of your Contract), reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. For more information, see “Interim Value” later in this section. Lincoln reserves the right to make additional Indexed Account options available or to withdraw currently available Indexed Account options and change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses, in the future. Indexed Contract Value. For each Indexed Segment the daily value is determined as follows: a. On the Start Date of the Indexed Segment, the value of the Indexed Segment equals the initial Indexed Crediting Base. The initial Indexed Crediting Base is the amount of Purchase Payment or Contract Value allocated to the Indexed Segment. b. On each Valuation Date during the Indexed Term, the value of the Indexed Segment equals the Interim Value. c. On the last date of the Indexed Term, called the End Date, the value of the Indexed Segment equals the Segment Maturity Value.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Crediting Methods and Protection Methods. Different Crediting Methods and Protection Methods are available for your Indexed Account. Interest is credited for any performance earned or deducted for any loss only on the End Date of a Segment. The Crediting Method you select may limit positive (upside) Index returns credited on the End Date of a Segment and the Protection Method will limit the negative Index returns deducted on the End Date of a Segment. If the End Date is not a Valuation Date, then the amount will be credited or deducted on the next business day. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Protection Methods. For Indexed Accounts with a Protection Level, the Protection Level is the portion of any negative Index performance that will not impact your Contract Value if you remain invested until the End Date of the Indexed Segment. For example, if the Index return is -15%, and you have a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance and we will deduct 5% at the end of the Indexed Term. Your Contract Value will not be impacted up to the amount of the Protection Level you elect, and, after that, you will be impacted for the remaining portion of the loss. This loss will reduce the amount of your investment (principal) in the Indexed Segments. The Contract offers Indexed Accounts with Protection Levels that protect you against losses of 10% to 100%. If you choose an Indexed Account with a Performance Cap or Performance Trigger Rate and a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance if you stay invested until the End Date of the Segment. Any remaining negative percentage will be absorbed by you. If you choose an Indexed Account with a 100% Protection Level, you will not lose any of your principal allocated to the Indexed Account, due to Index performance, if you stayed invested until the End Date of the Segment. If an Indexed Account with Annual Locks is selected, the Protection Level is the percentage of the Index loss that will not impact your Indexed Crediting Base each year during the Indexed Term. The Protection Level is not available on Dual Plus Indexed Accounts, but the Dual Rate itself may provide some protection from Index loss, as discussed below. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. For example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year Indexed Account with a 10% Protection Level
Index Value at beginning of term = 1,569
Indexed Crediting Base = $100,000
Indexed Term Segment End Date = 1/8/2027
Index Value at End Date = 1,333
Index Value percentage change = -15% ((1,333 – 1,569) / 1569)Indexed Segment Maturity Value = $95,000 ($100,000 - $5,000) Because your Contract Value is not impacted by the first 10% of the loss, you only experience a 5% loss (-15% Index Value percentage change + 10% Protection Level = 5% loss) or $100,000 * 5.00% = $5,000. The following year assuming you chose a new 1-Year Segment with a 10% Protection Level:(The Indexed Segment Maturity Value is used to establish the Indexed Crediting Base for the new Indexed Segment.) Indexed Term Segment Start Date = 1/8/2027
Indexed Crediting Base = $95,000
Indexed Term Segment End Date = 1/8/2028
Index Value at End Date = 1,298
Index Value percentage change = -3% ((1,298 – 1,333)/1,333)Indexed Segment Maturity Value = $95,000 ($95,000 - $0) Because your Contract Value is not impacted by the first 10% of the loss, you experience no loss of Contract Value for this Segment because the Index Value percentage change was less than the 10% Protection Level. The following examples show Performance Rates assuming a Protection Level of 10%. For the Dual Performance Trigger Indexed Accounts, the Protection Level is used to determine the Performance Rate on the End Date of the Segment when there is negative Index performance. If the percentage change in the Index Value is negative but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. However, if the percentage change in the Index Value has decreased by a greater percentage than the Protection Level then the amount of your investment in the Indexed Segment may be reduced. The Performance Rate would equal the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The amount of loss or gain is dependent on the percentage change in the Index Value, the Dual Performance Trigger Rate and the Protection Level on the Indexed Segment. The following examples show the Performance Rate(s) based on the percentage change in the Index Value using a 6% Dual Performance Trigger Rate. Dual Plus accounts do not include a Protection Level, but the Dual Rate itself may provide some protection. If Index performance is down, your Performance Rate equals the Index performance plus the Dual Rate which may result in either a negative or positive return. For example, if the Index return is -10% and you have a Dual Rate of 15%, we will credit 5% in interest at the end of the Indexed Term. If the Index return is -20% and you have a Dual Rate of 15%, we will deduct 5% in interest at the end of the Indexed Term. The following examples show the Performance Rate(s) based on the percentage change in the Index Value and using a Dual Rate of 15%. Crediting Method Considerations. We determine Performance Caps, Performance Trigger Rates and Dual Performance Trigger Rates for each new Indexed Segment at our discretion, subject to the guaranteed minimums. We consider a number of factors when declaring Performance Caps, Performance Trigger Rates and Dual Performance Trigger Rates. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by the market conditions and forces. We also consider sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower Performance Caps, Performance Trigger Rates and Dual Performance Trigger Rates for future Indexed Segments, and that such rates could be as low as the guaranteed minimum for that Indexed Account. Rates offered for new Indexed Segments may be different from those offered to new investors or offered to you at Contract issuance. You should choose a Crediting Method that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term length, an Indexed Account that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Indexed Term length, an Indexed Account that provides more potential for Index gains will generally tend to have less protection from Index losses. ●If you choose an Indexed Segment with a Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date, could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with an Annual Lock, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Rate and Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return.Protection Method Considerations. We set the limit on Index losses for each Indexed Account at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You should choose a level of protection that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term, an Indexed Account that provides more protection from Index losses will tend to have less potential for Index gains. Conversely, assuming the same Index and Indexed Term, an Indexed Account that provides less protection from Index losses will generally tend to have more potential for Index gains. ●If you select an Indexed Segment with a Protection Level of a certain percentage and there is a negative Index performance, we absorb the first portion of a negative Index performance up to the stated percentage and you bear the risk of loss after your chosen Protection Level including the loss of any previously credited amount. ●For accounts with a Performance Cap (with the exclusion of Dual Plus) or Performance Trigger Rate, if there is negative Index performance, we absorb the first portion of the negative performance up to the stated percentage and you bear the risk of loss after your chosen Protection Level, including the loss of any previously credited amount. ●For accounts with a Dual Performance Trigger Rate, if there is negative Index performance, we absorb the first portion of the negative Index performance up to the stated percentage of the Protection Level. If there is negative Index performance beyond the Protection Level, we continue to absorb the portion of the negative Index performance up to the stated percentage of the Dual Performance Trigger Rate. For example, if the Dual Performance Trigger Rate is 5%, we would absorb the first 5% of loss beyond the Protection Level. You bear the risk of loss thereafter, including the loss of any previously credited amount. ●For accounts with a Dual Rate, if the Index performance is negative, your Performance Rate equals the Index performance plus the Dual Rate, which may result in either a negative or positive return.
Index-Linked Option Details, Index Substitution [Text Block]	Discontinuation or Substitution of an Index. We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.Although we will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index, there is risk that the performance of the new Index may not be as good as the performance of the existing Index. As a result, funds allocated to the substituted Index may earn a return that is lower than the return they would have earned if the Index were not substituted. If we substitute an Index, we will notify you at least 30 days in advance of the substitution. We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term. If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will automatically move the funds to the LVIP PIMCO Low Duration Bond Fund, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.
Index-Linked Option Details, Index Substitution Selection [Text Block]	We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.
Index-Linked Option Details, Index Substitution Notification [Text Block]	If we substitute an Index, we will notify you at least 30 days in advance of the substitution.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term.
Index-Linked Option Details, Index Substitution Without Replacement [Text Block]	If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will automatically move the funds to the LVIP PIMCO Low Duration Bond Fund, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Investor Reallocation [Text Block]	Reallocation. You will be notified 30 days prior to each Indexed Anniversary Date regarding the timing of investing in new Indexed Segments. The available Indexed Accounts and applicable Crediting Methods and Protection Methods will be provided at least 5 business days in advance of the Indexed Anniversary Date on your online account or by calling 1-877-737-6872. To view the available Indexed Segments and the applicable rates, log in to your account at www.LincolnFinancial.com and select Account Reallocation under Account Management. Current rates can also be found at www.lfg.com/llarates and are incorporated into this prospectus by reference. If your existing Indexed Segment is at the end of the Indexed Term, you may reallocate the value of the Indexed Segment Maturity Value to any available Indexed Account or variable subaccount as long as the reallocation request is received on or before the Indexed Anniversary Date. We will hold reallocation instructions for up to 25 calendar days prior to the Indexed Anniversary Date. The reallocation will take place on the Indexed Anniversary Date. If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the currently applicable Crediting Method (including the rate) for the new Segment. If the same type of Indexed Segment is no longer available, the funds will be moved to LVIP PIMCO Low Duration Bond Fund, and will not be eligible for allocation into an Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Default Reallocation [Text Block]	If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the currently applicable Crediting Method (including the rate) for the new Segment. If the same type of Indexed Segment is no longer available, the funds will be moved to LVIP PIMCO Low Duration Bond Fund, and will not be eligible for allocation into an Indexed Account until the next Indexed Anniversary Date.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Contract Adjustments If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Contract Adjustment, Applicable Transaction [Text Block]	If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value.
Contract Adjustment, Relationship to Other Charges [Text Block]	Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of average Contract Value in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of average Contract Value in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.10% (as a percentage of average Contract Value in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of average Contract Value in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.80%	11.49%	9.83%	10.31%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.99%	11.66%	9.38%	11.98%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[4] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	10.82%	9.89%	11.11%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%	7.15%	-0.29%	1.85%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	5.21%	1.65%	1.99%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. Indexed Accounts The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details.
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1,2] This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after May 2023.	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is not available for contracts purchased on or after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
Russell 2000® Price Return Index[1] This Indexed Account is not available for contracts purchased on or after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is not available for contracts purchased on or after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1] This Indexed Account is not available for contracts purchased on or after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [3] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.80%	11.49%	9.83%	10.31%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.99%	11.66%	9.38%	11.98%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[4] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	10.82%	9.89%	11.11%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%	7.15%	-0.29%	1.85%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	5.21%	1.65%	1.99%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	Indexed Accounts The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details.
Index-Linked Options Available [Table Text Block]
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1,2] This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after May 2023.	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is not available for contracts purchased on or after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
Russell 2000® Price Return Index[1] This Indexed Account is not available for contracts purchased on or after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is not available for contracts purchased on or after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1] This Indexed Account is not available for contracts purchased on or after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [3] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Restrictions [Text Block]	The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment (a) The information in the chart below is current as of December 31, 2025:
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
Lincoln Level Advantage® B-Share	99,099	$24,042,530,765	289	$116,777,036	$3,735,215,015	Yes
Lincoln Level Advantage® Advisory	6,456	$1,334,916,880	265	$60,349,136	$441,910,223	Yes
Lincoln Level Advantage® B-Class	4,695	$1,294,666,166	10	$5,259,389	$176,612,355	Yes
Lincoln Level Advantage® Advisory Class	827	$199,986,553	2	$1,144,903	$39,395,474	Yes
Lincoln Level Advantage® Design B-Share	5,471	$1,185,010,094	12	$6,941,402	$40,802,646	Yes
Lincoln Level Advantage® Design Advisory	380	$73,531,291	1	$236,219	$24,898,780	Yes
Lincoln Level Advantage® Select B-Share	872	$301,446,114	4	$1,025,000	$5,858,368	Yes
Lincoln Level Advantage® Access	4,766	$1,367,535,586	8	$2,292,125	$36,243,651	Yes
(b) Current limits on Index gains in effect for each Indexed Account during the twelve months ending on December 31, 2025 filed herein.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Lincoln Level Advantage® B-Class
Non-variable Annuities, Number Outstanding	4,695
Non-variable Annuities, Total Value	$ 1,294,666,166
Non-variable Annuities, Number Sold	10
Non-variable Annuities, Gross Premiums	$ 5,259,389
Non-variable Annuities, Value Redeemed	$ 176,612,355
Non-variable Annuities, Combination [Flag]	true
Level Advantage B-Class | American Funds® IS Asset Allocation Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Level Advantage B-Class | American Funds® IS Growth Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
Level Advantage B-Class | Fidelity® VIP Mid Cap Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Level Advantage B-Class | First Trust Capital Strength Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Level Advantage B-Class | First TrustDow Jones Dividend Income Allocation Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Level Advantage B-Class | Franklin Rising Dividends VIP Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	11.98%
Level Advantage B-Class | Invesco V.I. Equally-Weighted SP 500 Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Level Advantage B-Class | LVIP BlackRock Global Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Level Advantage B-Class | LVIP Government Money Market Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.70%
Level Advantage B-Class | LVIP JPMorgan Core Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
Level Advantage B-Class | LVIP MFS Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.82%
Level Advantage B-Class | LVIP PIMCO Low Duration Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Level Advantage B-Class | LVIP State Street International Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP State Street International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	30.85%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Level Advantage B-Class | LVIP State Street SP 500 Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP State Street S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Level Advantage B-Class | LVIP State Street Small-Cap Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP State Street Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Level Advantage B-Class | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner, or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner, or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Level Advantage B-Class | Account Value Death Benefit
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.12%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.12%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit (for contracts purchased on and after August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000. Once you have elected the Account Value Death Benefit, the Death Benefit cannot be changed. Account Value Death Benefit (for contracts purchased prior to August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Account Value Death Benefit was not available for election at the time your contract was issued and will become effective only in the event all Contractowners and Annuitants are changed. Once you have the Account Value Death Benefit, the Death Benefit cannot be changed.
Level Advantage B-Class | Portfolio Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Level Advantage B-Class | Automatic Withdrawal Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available when i4LIFE® Indexed Advantage is in effect.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. Withdrawals from Indexed Accounts will be at Interim Value. See Charges and Adjustments — Surrender Charge and Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Level Advantage B-Class | Guarantee of Principal Death Benefit
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,511
Surrender Expense, 3 Years, Maximum [Dollars]	13,725
Surrender Expense, 5 Years, Maximum [Dollars]	17,205
Surrender Expense, 10 Years, Maximum [Dollars]	28,159
Annuitized Expense, 1 Year, Maximum [Dollars]	2,511
Annuitized Expense, 3 Years, Maximum [Dollars]	7,725
Annuitized Expense, 5 Years, Maximum [Dollars]	13,205
Annuitized Expense, 10 Years, Maximum [Dollars]	28,159
No Surrender Expense, 1 Year, Maximum [Dollars]	2,511
No Surrender Expense, 3 Years, Maximum [Dollars]	7,725
No Surrender Expense, 5 Years, Maximum [Dollars]	13,205
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,159
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Level Advantage B-Class | i4LIFE Indexed Advantage
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,910
Surrender Expense, 3 Years, Maximum [Dollars]	14,918
Surrender Expense, 5 Years, Maximum [Dollars]	19,182
Surrender Expense, 10 Years, Maximum [Dollars]	32,044
Annuitized Expense, 1 Year, Maximum [Dollars]	2,910
Annuitized Expense, 3 Years, Maximum [Dollars]	8,918
Annuitized Expense, 5 Years, Maximum [Dollars]	15,182
Annuitized Expense, 10 Years, Maximum [Dollars]	32,044
No Surrender Expense, 1 Year, Maximum [Dollars]	2,910
No Surrender Expense, 3 Years, Maximum [Dollars]	8,918
No Surrender Expense, 5 Years, Maximum [Dollars]	15,182
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,044
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP PIMCO Low Duration Bond Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. Periodic Income Payments are not subject to any applicable surrender charges. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Level Advantage B-Class | General Death Benefit Information
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP PIMCO Low Duration Bond Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Level Advantage B-Class | i4LIFE Advantage
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Adjustments. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Level Advantage B-Class | Interim Value
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Contract Adjustments If you make any withdrawals, surrender, or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. The Interim Value will generally be negatively affected by increases in the expected volatility of Index prices, interest rate increases, and by poor market performance. All other factors being equal, the Interim Value generally would be lower the earlier a withdrawal or surrender is made in a Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]	If you make any withdrawals, surrender, or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Interim Value. The Interim Value is a daily value we calculate to provide you with a value of your Indexed Segment after the Start Date and before the End Date of an Indexed Term. The Contract Value for an Indexed Segment is equal to the Interim Value on each Valuation Date except the End Date. The Interim Value is used to calculate amounts available for withdrawal, surrender, transfer (including any applicable surrender charge, premium tax or rider fees and charges), reallocation, annuitization or payment of a death claim for each day during an Indexed Term other than the End Date. The Interim Value also is used to determine how much the Indexed Crediting Base will be reduced after a transfer or withdrawal. See Surrenders and Withdrawals. Once you reach the End Date of the Indexed Term, there is no Interim Value, and the actual performance will be credited to or deducted from your Indexed Segment based on the Performance Rate associated with the Crediting Methods you have chosen. The Interim Value calculation will vary depending on the Indexed Account selected. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The specifics of the Interim Value calculation are located in the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. Under extreme conditions a negative Contract Adjustment based on Interim Value could result in a loss of up to 100% of your Contract Value. Such loss can occur even if an Index has increased in value. This means your Interim Value could reflect negative performance, even if the Index Value has increased. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872. Refer to the Surrender and Withdrawal section for information about the Interim Value and how surrenders or withdrawals are calculated.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Other Material Features [Text Block]	Surrenders and Withdrawals Before the Annuity Commencement Date, we will allow the surrender of the Contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means approved by Lincoln. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date are not available. The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., Eastern Time), we will process the request from the VAA using the Accumulation Unit value and the Interim Value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value and the Interim Value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., Eastern Time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value and the Interim Value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made in the following order: 1.proportionately from all Subaccounts within the VAA, until exhausted; then 2.the transfer account; then 3.proportionately from all Indexed Accounts. Withdrawals are taken from the Contractowner’s own money and may have a significant negative impact on the value of certain death benefits offered under your Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act. When withdrawals are made from the Indexed Accounts, an amount equal to the Interim Value of the Indexed Segment is available for surrender or withdrawal. In addition, the Indexed Crediting Base for each individual Indexed Segment is reduced proportionately by the amount that the withdrawal reduced the Interim Value. A proportional reduction could be larger than the dollar amount of the withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. You cannot withdraw an amount equal to the Indexed Crediting Base. The following examples show how the Indexed Crediting Base is impacted by a withdrawal, and assumes that you have invested in an Indexed Account and no Subaccounts. Example 1: 1/1/2026 Allocation to Indexed Segment = $80,000
1/1/2026 Indexed Crediting Base = $80,000
6/1/2026 Indexed Crediting Base = $80,000; Interim Value = $100,000; Withdrawal = $80,000 (including any applicable surrender charge)
Withdrawal/Interim Value = $80,000 ÷ $100,000 = 80%
Removed Amount from the Indexed Crediting Base = $64,000 (80% of $80,000)
Indexed Crediting Base after withdrawal = $80,000 - $64,000 = $16,000
Interim Value after withdrawal ($100,000 - $80,000) = $20,000
Interim Value calculation going forward and Segment Maturity Value will be based on the $16,000 Indexed Crediting Base Example 2: Indexed Crediting Base = $16,000; Interim Value = $15,000; Withdrawal = $15,000 (including any applicable surrender charge)
Withdrawal/Interim Value = $15,000 ÷ $15,000 = 100%
Removed Amount from the Indexed Crediting Base = $16,000 (100% of $16,000)
Indexed Crediting Base after withdrawal = $0
Interim Value after withdrawal = $0 ($15,000 - $15,000) Note: The $15,000 Interim Value is the maximum that could be withdrawn because this value reflects the index gain or loss during the Indexed Term. The Indexed Crediting Base is not available for withdrawal or transfer. There may be surrender charges associated with surrender of a Contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge. See Charges and Adjustments – Surrender Charge. The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term.
Contract Adjustment, Purpose [Text Block]	The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information.
Level Advantage B-Class | Protection Level 10
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Level Advantage B-Class | Protection Level 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	85.00%
Level Advantage B-Class | Protection Level 20
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
Level Advantage B-Class | Protection Level 25
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	75.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	75.00%
Level Advantage B-Class | Protection Level 30
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	70.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]	70.00%
Level Advantage B-Class | Dual Rate 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Level Advantage B-Class | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes:●You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Level Advantage B-Class | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●A surrender or withdrawal may result in surrender charges. Any surrender charge will reduce the value of your Contract or the amount of money that you actually receive. Withdrawals taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Level Advantage B-Class | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●While an Indexed Account with Dual Performance Trigger Rate or Dual Plus may provide for a positive Performance Rate even in the event of a negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Level Advantage B-Class | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Level Advantage B-Class | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. You may incur a surrender charge upon the surrender or withdrawal of Contract Value. See Charges and Adjustments – Surrender Charge. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Level Advantage B-Class | Early Withdrawal Risk [Member] | Interim Value
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Level Advantage B-Class | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.
Level Advantage B-Class | Index Exclusion of Dividends Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have.
Level Advantage B-Class | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.
Level Advantage B-Class | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index. ●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.
Index-Linked Option Changes Features Risk [Text Block]	We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.
Stops Accepting Payments Risk [Text Block]	Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date.
Level Advantage B-Class | Indexed Account Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.
Level Advantage B-Class | Risks Associated with Crediting Methods and Protection Methods
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Level Advantage B-Class | Risks of Investing in the Subaccounts
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. We reserve the right to remove or substitute any funds as investment options that are available under the Contract. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.
Level Advantage B-Class | Cybersecurity and Business Interruption Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Level Advantage B-Class | Additional Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same owner, joint owner, or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Level Advantage B-Class | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps, No Annual Locks. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. The Performance Cap may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Caps. The Performance Cap will not change during the Indexed Term. The initial Performance Cap applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Caps than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following example assumes a Performance Cap. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. For Example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year with a 10% Performance Cap
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Performance Cap	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2027	+7%	10%	+7%	$100,000	$107,000
1/8/2028	+12%	10%	+10%	$107,000	$117,700
This example assumes that a new 1-Year Indexed Segment was selected in 2027 to show the impact of the Performance Cap. In this example, the Performance Cap did not change for the new Segment. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following example assumes a Performance Cap. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. For Example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year with a 10% Performance Cap
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Performance Cap	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2027	+7%	10%	+7%	$100,000	$107,000
1/8/2028	+12%	10%	+10%	$107,000	$117,700
This example assumes that a new 1-Year Indexed Segment was selected in 2027 to show the impact of the Performance Cap. In this example, the Performance Cap did not change for the new Segment.
Level Advantage B-Class | Cap Rate Return Limit [Member] | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.
Level Advantage B-Class | Participation Rate Return Limit [Member] | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]
Level Advantage B-Class | Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Trigger Rate. The Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term that is used to determine the Segment Maturity Value if the Index return for the Indexed Term is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. The Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. The Performance Trigger Rate will not change during the Indexed Term. The initial Performance Trigger Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Trigger Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Trigger Rate for each subsequent Indexed Term. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. Depending on market conditions, subsequent Performance Trigger Rates may be higher or lower than the initial Performance Trigger Rate. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals.
Level Advantage B-Class | Performance Trigger Rate | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage B-Class | Dual Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; or
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%;
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Performance Trigger Rate. The Dual Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term. It is used, in part, to determine the Segment Maturity Value. The Dual Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term, and the Protection Level you select. The Dual Performance Trigger Rate will not change during the Indexed Term. Typically, Indexed Segments with greater Protection Levels have lower Dual Performance Trigger Rates. The initial Dual Performance Trigger Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Dual Performance Trigger Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Dual Performance Trigger Rate for each subsequent Indexed Term, if any. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Dual Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Dual Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%. Depending on market conditions, subsequent Dual Performance Trigger Rates may be higher or lower than the initial Dual Performance Trigger Rate. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new contracts or for other contracts issued at different times. The Company will determine new Dual Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%.
Level Advantage B-Class | Dual Performance Trigger Rate | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage B-Class | Spread Rate | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]
Level Advantage B-Class | Dual Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.
Level Advantage B-Class | Dual Rate | Zero Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.
Level Advantage B-Class | Dual Rate | Negative Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.
Level Advantage B-Class | Dual Rate and Performance Cap | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Plus. The Dual Plus Indexed Accounts offer a Dual Rate and Performance Cap for an Indexed Segment that we declare at the beginning of the Indexed Term that are both used in determining the Segment Maturity Value. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%. The Performance Cap may vary depending on the Death Benefit option, the Index, and the Indexed Term length. The Performance Cap will not change during the Indexed Term. The Dual Rate will not vary depending on the Death Benefit option, the Index, or the Indexed Term length and will not change from one Indexed Term to the next. The initial Performance Cap applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Caps than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit.The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any applicable surrender charge, premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit.The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%.
Level Advantage B-Class | Dual Rate and Performance Cap | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.
Level Advantage B-Class | Performance Cap Annual Lock | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps with Annual Locks. For an Indexed Segment with Annual Locks, the Performance Rate will be calculated in the same manner as without Annual Locks (see discussion above), except it will be calculated on each Indexed Anniversary Date. However, the performance will NOT be credited to or deducted from the Indexed Segment until the End Date of the Indexed Term (at the end of the 6th year). The amount of the performance credited or deducted from the Indexed Segment on the End Date equals the sum of the annual performance amounts on each Indexed Anniversary Date, as adjusted for any withdrawals, transfers, or annuitization. On the first Indexed Anniversary Date, the performance equals the Performance Rate change multiplied by the Indexed Crediting Base. This performance amount is added to or deducted from the Indexed Crediting Base. This adjusted Indexed Crediting Base becomes the Indexed Crediting Base for the next one-year period. On each Indexed Anniversary Date thereafter, the return for the year is credited to or deducted from the Indexed Crediting Base and the adjusted Indexed Crediting Base carries over for the next one-year period. As a result, a loss you incur in one year will reduce the amount invested for the next year. In a continuing down market, you could lose in excess of the applicable Protection Level. For example, if the Protection Level is 10%, in a continuing down market, you could lose more than 90% of your investment. On the other hand, a gain you incur in one year will increase the Indexed Crediting Base for the next year, upon which future gains (if any) will be calculated. The Segment Maturity Value will equal the value of the Crediting Base on the End Date (after the adjustment for performance on the last Indexed Anniversary Date). The Indexed Crediting Base is used only to calculate the performance of Indexed Segments on the Indexed Anniversary Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. In addition to the Indexed Crediting Base adjustment for performance, withdrawals and transfers reduce the Indexed Crediting Base in the same proportion that withdrawals and transfers reduce the Interim Value. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The following example demonstrates the impact of the Performance Cap and Protection Level on an Indexed Account with a 6-Year Annual Lock and assumes no withdrawals have been made. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Account Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Maturity Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until that time, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year. Depending on market conditions, Performance Caps on subsequent 6-year Indexed Terms with Annual Locks may be higher or lower than the initial Performance Cap.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Indexed Crediting Base is used only to calculate the performance of Indexed Segments on the Indexed Anniversary Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. In addition to the Indexed Crediting Base adjustment for performance, withdrawals and transfers reduce the Indexed Crediting Base in the same proportion that withdrawals and transfers reduce the Interim Value. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The following example demonstrates the impact of the Performance Cap and Protection Level on an Indexed Account with a 6-Year Annual Lock and assumes no withdrawals have been made. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Account Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Maturity Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until that time, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year.
Level Advantage B-Class | SP 500 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		16.40%	23.30%	24.20%	(19.40%)	26.90%	16.30%	28.90%	(6.20%)	19.40%	9.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.40%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P 500® Price Return Index The S&P 500® Price Return Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Standard & Poor’s®, S&P®, and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Lincoln. It is not possible to invest directly in an index. Lincoln’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Lincoln’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Lincoln’s Product(s) particularly or the ability of the S&P 500® Price Return Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Lincoln with respect to the S&P 500® Price Return Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Price Return Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Lincoln or Lincoln’s Product(s). S&P Dow Jones Indices have no obligation to take the needs of Lincoln or the owners of Lincoln’s Product(s) into consideration in determining, composing or calculating the S&P 500® Price Return Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Lincoln’s Product(s) or the timing of the issuance or sale of Lincoln’s Product(s) or in the determination or calculation of the equation by which Lincoln’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Lincoln’s Product(s). There is no assurance that investment products based on the S&P 500® Price Return Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® PRICE RETURN INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LINCOLN, OWNERS OF LINCOLN’S PRODUCTS(s), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® PRICE RETURN INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LINCOLN, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Level Advantage B-Class | SP 500 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is not available for contracts purchased on or after February 22, 2022.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1,2]This Indexed Account is available for all contracts purchased on or after June 20, 2023.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.10%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage B-Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage B-Class | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage B-Class | Russell 2000 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		11.30%	10.00%	15.10%	(21.60%)	13.70%	18.40%	23.70%	(12.20%)	13.10%	19.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.60%)	5.00%	5.00%	5.00%	(2.20%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Russell 2000® Price Return Index The Russell 2000® Price Return Index (the “Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Lincoln products are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which Lincoln’s products are based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with Lincoln products. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Lincoln or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.
Level Advantage B-Class | Russell 2000 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Level Advantage B-Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is not available for contracts purchased on or after February 22, 2022.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage B-Class | Capital Strength Net Fee Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		4.70%	9.20%	6.40%	(11.90%)	24.30%	11.20%	24.20%	(5.90%)	24.10%	6.20%
Annual Return, Example Capped and Buffered [Percent]		4.70%	5.00%	5.00%	(1.90%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Capital Strength Net Fee IndexSM The Product(s) is not sponsored, endorsed, sold or promoted by NASDAQ, Inc. or its affiliates (NASDAQ, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Capital Strength Net Fee Index to track general stock market performance. The Corporations' only relationship to The Lincoln National Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Capital Strength Net Fee Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). NASDAQ has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Capital Strength Net Fee Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CAPITAL STRENGTH NET FEE INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Level Advantage B-Class | Capital Strength Net Fee Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.
Level Advantage B-Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is not available for contracts purchased on or after February 22, 2022.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after June 20, 2023.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after May 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage B-Class | First Trust American Leadership Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		15.50%	19.00%	26.70%	(24.60%)	21.20%	19.00%	26.30%	(5.60%)	21.60%	14.30%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(14.60%)	5.00%	5.00%	5.00%	(5.60%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	First Trust American Leadership IndexTM The First Trust American Leadership IndexTM (“FTIS Index”) is a product of and owned by FT Indexing Solutions LLC (“FTIS”). FIRST TRUST® and FIRST TRUST AMERICAN LEADERSHIP INDEXTM are trademarks of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”). The foregoing index and trademarks have been licensed for use for certain purposes by Licensee in connection with the Product. The Dow Jones Internet Composite IndexTM (“Dow Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by FTIS and Licensee. S&P® is a trademark of Standard & Poor’s Financial Service LLC. DOW JONES® and DOW JONES INTERNET COMPOSITE INDEX are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by SPDJI and have been sublicensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq U.S. Rising Dividend Achievers IndexTM and Nasdaq Technology Dividend IndexTM are products of Nasdaq, Inc. (which with its affiliates is referred to as the “Nasdaq”). NASDAQ®, NASDAQ U.S. RISING DIVIDEND ACHIEVERS INDEX, and NASDAQ TECHNOLOGY DIVIDEND INDEX are trademarks of Nasdaq. The foregoing indices (collectively, the “Nasdaq Indices”) and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq Riskalyze U.S. Large Cap Select Dividend IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE U.S. LARGE CAP SELECT DIVIDEND INDEX are trademarks of Riskalyze. NASDAQ® is a trademark of Nasdaq, Inc. The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Product is not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, SPDJI, Dow Jones, Nasdaq, Riskalyze, or their respective affiliates (collectively, the “Companies”). The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Product. The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index particularly, or the ability of the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index to track general stock market performance. The Companies’ only relationship to Licensee is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Indices, which are determined, composed and calculated without regard to Licensee or the Product. The Companies have no obligation to take the needs of Licensee, or the owners of the Product, or the sponsors or owners of products based on the FTIS Index, Dow Index, Nasdaq Indices or Riskalyze Index into consideration when determining, composing, or calculating the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Index. The Companies are not responsible for and have not participated in the determination or calculation of the Product. There is no assurances from the Companies that products based on the FTIS Index, Dow lndex, Nasdaq Indices, or Riskalyze Index will accurately track index performance or provide positive investment returns. The Companies are not investment advisors. Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice. THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX. THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCT OR OF PRODUCTS BASED ON THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSEE AND THE COMPANIES.
Level Advantage B-Class | First Trust American Leadership Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage B-Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage B-Class | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage B-Class | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]This Indexed Account is not available for contracts purchased on or after February 22, 2022.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage B-Class | MSCI EAFE Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Annual Return [Percent]		27.90%	1.10%	15.00%	(16.80%)	8.80%	5.40%	18.40%	(16.10%)	21.80%	(1.90%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.10%	5.00%	(8.80%)	5.00%	5.00%	5.00%	(6.10%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	MSCI EAFE Index THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this product or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCl's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Level Advantage B-Class | MSCI EAFE Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.
Level Advantage Advisory Class
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The Crediting Method you select determines the Performance Rate for an Indexed Segment. Any applicable Crediting Method may limit the positive Index return used in calculating interest on the End Date of an Indexed Segment. Each Indexed Account will have either: i)a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;ii)a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;iii)a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; oriv)a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment if the Index declines in value.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	We guarantee a minimum declared crediting rate for each Indexed Account. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	We will always make at least one Indexed Account available under this Contract, but we do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Charges and Adjustments ●Charges, Other Expenses, and Adjustments
Are There Transaction Charges?	No: The Contract does not impose any transaction charges.	●Fee Tables ●Charges and Adjustments ●Federal Tax Matters – Payment of Investment Advisory Fees
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance
Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate.
This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.12%[1]	0.12%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.30%[1]	0.30%[1]
	Fund fees and expenses	0.48%[2]	1.18%[2]
	Optional benefits available for an additional charge	0.40%[3]	0.40%[3]
1As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $966	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
●Fee Tables ●Charges and Adjustments ●Charges, Other Expenses, and Adjustments

Transaction Charges [Text Block]
Are There Transaction Charges?	No: The Contract does not impose any transaction charges.	●Fee Tables ●Charges and Adjustments ●Federal Tax Matters – Payment of Investment Advisory Fees

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No: The Contract does not impose any transaction charges.
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses (annual charges)?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance
Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate.
This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
●Fee Tables ●Fee Tables – Examples ●Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.12%[1]	0.12%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.30%[1]	0.30%[1]
	Fund fees and expenses	0.48%[2]	1.18%[2]
	Optional benefits available for an additional charge	0.40%[3]	0.40%[3]
1As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
2As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $966	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	0.40%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Contract Value. These fees are not applied against Contract Value invested in the Indexed Accounts.
Optional Benefits Footnotes [Text Block]	As a percentage of average Account Value in the Subaccounts and the Indexed Accounts.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a Performance Cap, Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate. This means that your returns may be lower than the Index’s returns.In return for accepting this limit on Index gains, you will receive some protection from Index losses.These implicit ongoing fees are not reflected in the tables below. The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. Additionally, in certain cases your Contract Value may be subject to a negative Interim Value adjustment.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	These implicit ongoing fees are not reflected in the tables below.
Investment Options Footnotes [Text Block]	As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments that substantially increase costs.

Lowest Annual Cost: $966	Highest Annual Cost: $2,201
Assumes:	Assumes:

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000 (to the
Subaccounts only)
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Lowest Annual Cost [Dollars]	$ 966
Highest Annual Cost [Dollars]	$ 2,201
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the VAA portion of this Contract (the
Subaccounts), including loss of principal.
●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the
Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection
Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.
●A surrender or withdrawal taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method, if available. A new rate will apply based on the Indexed Segment you select.
If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
●Fee Tables ●Principal Risks of Investing in the Contract ●Charges and Adjustments ●Surrenders and Withdrawals
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.
●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.
●For the Indexed Accounts, the Crediting Method you select may limit positive
(upside) Index returns. This may result in you earning less than the Index return.
For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●While an Indexed Account with Dual Performance Trigger Rate or Dual Plus may provide for a positive Performance Rate even in the event of a negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the
Index to underperform a direct investment in the securities composing the Index.
This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
●Principal Risks of Investing in the Contract ●Investments of the Variable Annuity Account ●Appendix A – Investment Options Available Under the Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Contract Adjustment Risk [Text Block]	Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Key Information, Reallocation Risk [Text Block]	Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●A surrender or withdrawal taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Key Information, Default Reallocation Risk [Text Block]	If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]	Yes:●Not all Investment Options may be available under your Contract.●The frequency of transfers between Investment Options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable Subaccount.●We reserve the right to remove or substitute any Subaccounts or Indexed Accounts as Investment Options that are available under the Contract.●You are generally restricted to no more than 12 transfers between Investment Options per Contract Year.●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary. If you transfer from an Indexed Account to a variable Subaccount and it is not at the end of the Indexed Term, any such transfer will be based on the Interim Value of the Indexed Account. If you do not want to remain invested in an Indexed Account until the end of the Indexed Term, your only options are to make withdrawals out of the Indexed Accounts, transfer to a variable Subaccount or surrender the Contract. The amount you would receive or transfer would be based on the Interim Value.●All Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created, you can only allocate future Purchase Payments or market transfers of Contract Value to the Indexed Accounts one time a year. If you have more than one 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.●We determine and provide the available Indexed Accounts and applicable rates for the Crediting Methods of each Indexed Segment at least 5 business days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the Indexed Accounts or we may change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses. Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed Anniversary Date.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments, or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio.●If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Key Information, Benefit Restrictions [Text Block]	Yes:●i4LIFE® Indexed Advantage:●A minimum level of Contract Value is required to elect.●Only available with Indexed Accounts with 1-year Indexed Terms.●Must be elected at the time of issue or on any Indexed Anniversary Date.●Withdrawals will reduce the Death Benefit.●The Contract will terminate when any Death Benefit is paid due to the death of the Annuitant.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your financial professional may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else).●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from Investment Options or from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted. TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of an Indexed Term.   ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals (including advisory fees), surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	0.10%
Guarantee of Principal Death Benefit	0.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 0.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a Contract purchased on and after August 21, 2023. The Guaranteed of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.  The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48	1.18
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
The Example assumes that you invest $100,000 in the Subaccounts for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that the Guarantee of Principal Death Benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

Transaction Expenses [Table Text Block]	TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with this Contract.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Indexed Account or from the Contract before the expiration of an Indexed Term. ADJUSTMENTS
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%
1If you make any withdrawals (including advisory fees), surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method or Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The maximum loss would occur if there is a total distribution for an Indexed Segment at a time when the Index Value has declined to zero or close to zero.
Contract Adjustments, Fee Table [Table Text Block]
Contract Adjustment (Interim Value) Maximum Potential Loss (as a percentage of Contract Value at the start of an Indexed Term)[1]	100%

Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. ANNUAL CONTRACT EXPENSES
Base Contract Expenses (as a percentage of average Contract Value in the Subaccounts)[1,2]
Account Value Death Benefit	0.10%
Guarantee of Principal Death Benefit	0.30%
Optional Benefit Expenses
i4LIFE® Indexed Advantage:[3]
Guaranteed Maximum and Current Annual Charge	0.40%
In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. [1]The base contract expense is 0.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a Contract purchased on and after August 21, 2023. The Guaranteed of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply. [2]Each base contract expense includes an administrative charge of 0.10%.[3]The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 0.10% after the Annuity Commencement Date. These expenses do not apply to Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a Contract purchased on and after August 21, 2023. The Guaranteed of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply. [2]Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, we limit the amount you can earn on Indexed Accounts. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds underlying the Subaccounts that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.18%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48	1.18
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors. These expenses do not apply to Contract Value invested in the Indexed Accounts.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,909	$5,908	$10,160	$22,008
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,506	$4,679	$8,079	$17,683

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract This section describes potential risks associated with the Contract.Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Contract Adjustment, federal and state income taxes, and a 10% federal penalty tax.Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. We reserve the right to remove or substitute any funds as investment options that are available under the Contract. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same owner, joint owner, or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]	We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Indexed Accounts The Contract offers several Indexed Accounts. We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock. An investment in an Indexed Account is not an investment in the Index or in any Index fund. You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose. There is also a risk of loss upon an early withdrawal. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will be based on Interim Value and will cause an immediate reduction in your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term. You may allocate all or a portion of your Purchase Payments into one or more Indexed Accounts. The minimum allocation to an Indexed Account is $2,000; there is no maximum allocation limit. Additional Purchase Payments to an Indexed Account are not allowed during an Indexed Term. A new Indexed Segment is established upon an allocation to an Indexed Account. Each Indexed Segment may have its own: ●Start Date ●Crediting Base ●Performance Rate ●Performance Cap ●Performance Trigger Rate ●Dual Performance Trigger Rate ●Dual Rate ●Contract Value ●End Date Information regarding each Indexed Account, including 1) its name, 2) its type, 3) its Indexed Term, 4) its Crediting Method, and 5) its Protection Method, is available in Appendix A – Investment Options Available Under The Contract. Indices. Each Indexed Account references a market index that determines the performance of its associated Indexed Segments. A market index is not a fund; it is unmanaged and is not available for direct investment. We currently offer Indexed Accounts based on the performance of the following securities indices:S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East.The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index), we reserve the right to select an alternative Index and we will notify the Contractowner of such changes. In selecting an alternative Index we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date. The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap and a hypothetical 10% Protection Level. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any specific Indexed Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Account. This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, which may reduce performance.The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index. The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	We will credit positive, negative or zero interest at the end of an Indexed Term based, in part, on the performance of an Index. This rate of return is the Performance Rate. An Indexed Account is defined by the Index tracked, the length of the Indexed Term, the Crediting Method, and the Protection Level or Dual Rate, as applicable, it provides, and whether or not it includes an Annual Lock.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in an Indexed Account is not an investment in the Index or in any Index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if the Index declines in value. You are responsible for all losses in excess of the Protection Level or Dual Rate you choose.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant portion of your investment in an Indexed Segment if amounts are removed from the Indexed Segment prior to the end of the Indexed Term.
Index-Linked Option Details, Changes Possible [Text Block]	The Indices used are “price return Indices,” not “total return Indices,” meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index. If an Index is discontinued or substantially changes (for example if an Index sponsor announces that it will make a material change in the formula for or the method of calculating the Index or in any other way materially modifies the Index), we reserve the right to select an alternative Index and we will notify the Contractowner of such changes. In selecting an alternative Index we will attempt to approximate the performance of the original investment in a commercially reasonable manner in light of relevant market circumstances at the time. Any substitution is subject to approval by the state insurance authorities where the Contract and rider were issued, if required by law. A change to the Index in the middle of a Segment may impact the calculation of the Performance Rate for the Segments. When we notify you of a change to the Index, we will also state how the change will impact your Performance Rate. Investments in new Segments are available on an Indexed Anniversary Date.
Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]	The Indexed Term is the specified period of time over which an Index’s performance is measured, subject to applicable limits on Index gains and losses, to determine the amount of positive, negative or zero interest that will be credited to an Indexed Account at the end of the period. 1-Year or 6-Year Indexed Terms are available in this Contract. An Indexed Segment begins on the day your money is allocated to an Indexed Segment, called the Start Date. The yearly anniversary of the Start Date of the initial Indexed Segment is the Indexed Anniversary Date of your Contract. This is the Indexed Anniversary Date for the life of your Contract.
Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]	You may choose to allocate your Purchase Payments to different Indexed Accounts, but all Indexed Segments must begin on the Indexed Anniversary Date. All future Indexed Terms must begin on the same Indexed Anniversary Date. This means you can only allocate to Indexed Accounts one time a year. For example, you may start a 6-Year Indexed Segment, and three years later, you can start a 1-Year Indexed Segment, as long as the 1-Year Indexed Segment begins on the Indexed Anniversary Date for your Contract. If you have more than one 6-Year Indexed Segment in effect at any time, Indexed Terms of the same term length must have the same Start Date.
Index-Linked Option Details, Amounts Must Remain Until End of Crediting Period [Text Block]	Your Contract Value must remain in an Indexed Account until the end of the Indexed Term to be credited with all or partial interest and to avoid a possible Contract Adjustment based on Interim Value, in addition to potential tax consequences.
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]	This performance does not reflect any Contract Adjustment based on Interim Value or any Contract fees and charges, which may reduce performance.If you make any withdrawals (including surrender or termination of your Contract), reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. For more information, see “Interim Value” later in this section. Lincoln reserves the right to make additional Indexed Account options available or to withdraw currently available Indexed Account options and change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses, in the future. Indexed Contract Value. For each Indexed Segment the daily value is determined as follows: a. On the Start Date of the Indexed Segment, the value of the Indexed Segment equals the initial Indexed Crediting Base. The initial Indexed Crediting Base is the amount of Purchase Payment or Contract Value allocated to the Indexed Segment. b. On each Valuation Date during the Indexed Term, the value of the Indexed Segment equals the Interim Value. c. On the last date of the Indexed Term, called the End Date, the value of the Indexed Segment equals the Segment Maturity Value.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Crediting Methods and Protection Methods. Different Crediting Methods and Protection Methods are available for your Indexed Account. Interest is credited for any performance earned or deducted for any loss only on the End Date of a Segment. The Crediting Method you select may limit positive (upside) Index returns credited on the End Date of a Segment and the Protection Method will limit the negative Index returns deducted on the End Date of a Segment. If the End Date is not a Valuation Date, then the amount will be credited or deducted on the next business day. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Protection Methods. For Indexed Accounts with a Protection Level, the Protection Level is the portion of any negative Index performance that will not impact your Contract Value if you remain invested until the End Date of the Indexed Segment. For example, if the Index return is -15%, and you have a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance and we will deduct 5% at the end of the Indexed Term. Your Contract Value will not be impacted up to the amount of the Protection Level you elect, and, after that, you will be impacted for the remaining portion of the loss. This loss will reduce the amount of your investment (principal) in the Indexed Segments. The Contract offers Indexed Accounts with Protection Levels that protect you against losses of 10% to 100%. If you choose an Indexed Account with a Performance Cap or Performance Trigger Rate and a 10% Protection Level, your Contract Value will not be impacted by the first 10% of negative Index performance if you stay invested until the End Date of the Segment. Any remaining negative percentage will be absorbed by you. If you choose an Indexed Account with a 100% Protection Level, you will not lose any of your principal allocated to the Indexed Account, due to Index performance, if you stayed invested until the End Date of the Segment. If an Indexed Account with Annual Locks is selected, the Protection Level is the percentage of the Index loss that will not impact your Indexed Crediting Base each year during the Indexed Term. The Protection Level is not available on Dual Plus Indexed Accounts, but the Dual Rate itself may provide some protection from Index loss, as discussed below. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. For example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year Indexed Account with a 10% Protection Level
Index Value at beginning of term = 1,569
Indexed Crediting Base = $100,000
Indexed Term Segment End Date = 1/8/2027
Index Value at End Date = 1,333
Index Value percentage change = -15% ((1,333 – 1,569) / 1569)Indexed Segment Maturity Value = $95,000 ($100,000 - $5,000) Because your Contract Value is not impacted by the first 10% of the loss, you only experience a 5% loss (-15% Index Value percentage change + 10% Protection Level = 5% loss) or $100,000 * 5.00% = $5,000. The following year assuming you chose a new 1-Year Segment with a 10% Protection Level:(The Indexed Segment Maturity Value is used to establish the Indexed Crediting Base for the new Indexed Segment.) Indexed Term Segment Start Date = 1/8/2027
Indexed Crediting Base = $95,000
Indexed Term Segment End Date = 1/8/2028
Index Value at End Date = 1,298
Index Value percentage change = -3% ((1,298 – 1,333)/1,333)Indexed Segment Maturity Value = $95,000 ($95,000 - $0) Because your Contract Value is not impacted by the first 10% of the loss, you experience no loss of Contract Value for this Segment because the Index Value percentage change was less than the 10% Protection Level. The following examples show Performance Rates assuming a Protection Level of 10%. For the Dual Performance Trigger Indexed Accounts, the Protection Level is used to determine the Performance Rate on the End Date of the Segment when there is negative Index performance. If the percentage change in the Index Value is negative but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. However, if the percentage change in the Index Value has decreased by a greater percentage than the Protection Level then the amount of your investment in the Indexed Segment may be reduced. The Performance Rate would equal the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The amount of loss or gain is dependent on the percentage change in the Index Value, the Dual Performance Trigger Rate and the Protection Level on the Indexed Segment. The following examples show the Performance Rate(s) based on the percentage change in the Index Value using a 6% Dual Performance Trigger Rate. Dual Plus accounts do not include a Protection Level, but the Dual Rate itself may provide some protection. If Index performance is down, your Performance Rate equals the Index performance plus the Dual Rate which may result in either a negative or positive return. For example, if the Index return is -10% and you have a Dual Rate of 15%, we will credit 5% in interest at the end of the Indexed Term. If the Index return is -20% and you have a Dual Rate of 15%, we will deduct 5% in interest at the end of the Indexed Term. The following examples show the Performance Rate(s) based on the percentage change in the Index Value and using a Dual Rate of 15%. Crediting Method Considerations. We determine Performance Caps, Performance Trigger Rates and Dual Performance Trigger Rates for each new Indexed Segment at our discretion, subject to the guaranteed minimums. We consider a number of factors when declaring Performance Caps, Performance Trigger Rates and Dual Performance Trigger Rates. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by the market conditions and forces. We also consider sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower Performance Caps, Performance Trigger Rates and Dual Performance Trigger Rates for future Indexed Segments, and that such rates could be as low as the guaranteed minimum for that Indexed Account. Rates offered for new Indexed Segments may be different from those offered to new investors or offered to you at Contract issuance. You should choose a Crediting Method that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term length, an Indexed Account that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Indexed Term length, an Indexed Account that provides more potential for Index gains will generally tend to have less protection from Index losses. ●If you choose an Indexed Segment with a Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date, could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with an Annual Lock, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Performance Trigger Rate, and there is positive Index performance, the Performance Rate on the Indexed Segment End Date could be lower, possibly significantly lower, than the actual Index return. ●If you choose an Indexed Segment with a Dual Rate and Performance Cap, and there is positive Index performance, the Performance Rate we apply on the Indexed Segment End Date could be less than the actual Index performance. If the actual Index performance is greater than the Performance Cap, your Performance Rate will be lower, possibly significantly lower, than the actual Index return.Protection Method Considerations. We set the limit on Index losses for each Indexed Account at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You should choose a level of protection that is consistent with your risk tolerance and investment objectives. Generally, assuming the same Index and Indexed Term, an Indexed Account that provides more protection from Index losses will tend to have less potential for Index gains. Conversely, assuming the same Index and Indexed Term, an Indexed Account that provides less protection from Index losses will generally tend to have more potential for Index gains. ●If you select an Indexed Segment with a Protection Level of a certain percentage and there is a negative Index performance, we absorb the first portion of a negative Index performance up to the stated percentage and you bear the risk of loss after your chosen Protection Level including the loss of any previously credited amount. ●For accounts with a Performance Cap (with the exclusion of Dual Plus) or Performance Trigger Rate, if there is negative Index performance, we absorb the first portion of the negative performance up to the stated percentage and you bear the risk of loss after your chosen Protection Level, including the loss of any previously credited amount. ●For accounts with a Dual Performance Trigger Rate, if there is negative Index performance, we absorb the first portion of the negative Index performance up to the stated percentage of the Protection Level. If there is negative Index performance beyond the Protection Level, we continue to absorb the portion of the negative Index performance up to the stated percentage of the Dual Performance Trigger Rate. For example, if the Dual Performance Trigger Rate is 5%, we would absorb the first 5% of loss beyond the Protection Level. You bear the risk of loss thereafter, including the loss of any previously credited amount. ●For accounts with a Dual Rate, if the Index performance is negative, your Performance Rate equals the Index performance plus the Dual Rate, which may result in either a negative or positive return.
Index-Linked Option Details, Index Substitution [Text Block]	Discontinuation or Substitution of an Index. We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.Although we will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index, there is risk that the performance of the new Index may not be as good as the performance of the existing Index. As a result, funds allocated to the substituted Index may earn a return that is lower than the return they would have earned if the Index were not substituted. If we substitute an Index, we will notify you at least 30 days in advance of the substitution. We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term. If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will automatically move the funds to the LVIP PIMCO Low Duration Bond Fund, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We have the right to discontinue or substitute an existing Index for a comparable Index prior to the Indexed Segment End Date for reasons, such as, but not limited to: ●An Index is discontinued; ●We are engaged in a contractual dispute with the Index provider; ●We determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; ●There is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or ●A legal reason we cannot offer the Index.
Index-Linked Option Details, Index Substitution Selection [Text Block]	We would attempt to choose a new Index that has a similar investment objective and risk profile to the original Index. The selection criteria for a suitable alternative Index includes, but is not limited to, the following: ●There is a sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the Index to allow the company to hedge crediting rates; ●The Index is recognized as a broad-based Index for the relevant market; ●We can offer the same Crediting Method or Protection Method on the substitute Index; and ●The publisher of the Index permits the use of the Index in the Contract and other materials for a reasonable fee.
Index-Linked Option Details, Index Substitution Notification [Text Block]	If we substitute an Index, we will notify you at least 30 days in advance of the substitution.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If we substitute an Index during an Indexed Term, we will combine the return of the replaced Index from the Indexed Start Date to the substitution date with the return of the new Index from the substitution date to the end of the Indexed Term. The Indexed Term, and all applicable rates for the affected Indexed Segment, including the Crediting Method or Protection Method will not change due to the substitution of an Index during the Indexed Term.
Index-Linked Option Details, Index Substitution Without Replacement [Text Block]	If an Index is discontinued and a similar Index cannot be found or if we cannot offer the same Crediting Method or Protection Method, the Indexed Segment will end and the Interim Value on the Valuation Date the Index is discontinued will be used. Lincoln will automatically move the funds to the LVIP PIMCO Low Duration Bond Fund, and the funds will not be eligible for allocation into another Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Investor Reallocation [Text Block]	Reallocation. You will be notified 30 days prior to each Indexed Anniversary Date regarding the timing of investing in new Indexed Segments. The available Indexed Accounts and applicable Crediting Methods and Protection Methods will be provided at least 5 business days in advance of the Indexed Anniversary Date on your online account or by calling 1-877-737-6872. To view the available Indexed Segments and the applicable rates, log in to your account at www.LincolnFinancial.com and select Account Reallocation under Account Management. Current rates can also be found at www.lfg.com/llarates and are incorporated into this prospectus by reference. If your existing Indexed Segment is at the end of the Indexed Term, you may reallocate the value of the Indexed Segment Maturity Value to any available Indexed Account or variable subaccount as long as the reallocation request is received on or before the Indexed Anniversary Date. We will hold reallocation instructions for up to 25 calendar days prior to the Indexed Anniversary Date. The reallocation will take place on the Indexed Anniversary Date. If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the currently applicable Crediting Method (including the rate) for the new Segment. If the same type of Indexed Segment is no longer available, the funds will be moved to LVIP PIMCO Low Duration Bond Fund, and will not be eligible for allocation into an Indexed Account until the next Indexed Anniversary Date.
Index-Linked Option Details, Default Reallocation [Text Block]	If we do not receive a reallocation notice from you, all Indexed Segments that are ending will invest into a new Indexed Segment with the same term, Index, and Protection Method as the Indexed Segment in which they were previously invested and with the currently applicable Crediting Method (including the rate) for the new Segment. If the same type of Indexed Segment is no longer available, the funds will be moved to LVIP PIMCO Low Duration Bond Fund, and will not be eligible for allocation into an Indexed Account until the next Indexed Anniversary Date.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Contract Adjustments If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Contract Adjustment, Applicable Transaction [Text Block]	If you make any withdrawals, surrender or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a death benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be its Interim Value.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value.
Contract Adjustment, Relationship to Other Charges [Text Block]	Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.10% (as a percentage of average Contract Value in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect. ●The deduction of advisory fees will impact your Contract Value.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states or
through all broker-dealers.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.30% (as a percentage of average Contract Value in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●0.10% (as a percentage of average Contract Value in the Subaccounts)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.	None	●Not available for the portion of Contract Value held in the Indexed Accounts.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Not available when i4LIFE® Indexed Advantage is in effect. ●The deduction of advisory fees will impact your Contract Value.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states or
through all broker-dealers.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.30% (as a percentage of average Contract Value in the Subaccounts)	●Withdrawals could significantly reduce the benefit.
i4LIFE® Indexed Advantage	Provides: ●Variable periodic income payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to your base contract expense, if any	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The i4LIFE® Indexed Advantage charge will be deducted from your Account Value on each rider anniversary. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information. During the Lifetime Income Period, the mortality and expense risk and administrative charge for the variable payments will be 1.50%.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.80%	11.49%	9.83%	10.31%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.99%	11.66%	9.38%	11.98%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[4] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	10.82%	9.89%	11.11%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%	7.15%	-0.29%	1.85%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	5.21%	1.65%	1.99%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.Indexed Accounts The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details.
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1,2] This Indexed Account is available for all Contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after May 2023.	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
First Trust American Leadership IndexTM1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
First Trust American Leadership IndexTM1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is available for all Contract purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all Contract purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is not available for contracts purchased on and after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is not available for contracts purchased on and after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is not available for contracts purchased on and after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1] This Indexed Account is not available for contracts purchased on and after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [3] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.80%	11.49%	9.83%	10.31%
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	0.99%	11.66%	9.38%	11.98%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[4] This fund is not available in contracts issued on or after June 21, 2021.	0.59%	10.82%	9.89%	11.11%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%	7.15%	-0.29%	1.85%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	5.21%	1.65%	1.99%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	Indexed Accounts The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates. Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details.
Index-Linked Options Available [Table Text Block]
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1,2] This Indexed Account is available for all Contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after June 20, 2023.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after May 2023.	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.00%	Performance Cap
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate
First Trust American Leadership IndexTM1, 3 This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10%	Protection Level	10.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.00%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.00%	Performance Trigger Rate
First Trust American Leadership IndexTM1, 3	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.00%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1] This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is available for all Contract purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is available for all Contract purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
First Trust American Leadership IndexTM 1, 3 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.00%	Performance Cap
S&P 500® Price Return Index[1] This Indexed Account is not available for contracts purchased on and after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Russell 2000® Price Return Index[1] This Indexed Account is not available for contracts purchased on and after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
Capital Strength Net Fee IndexSM 1, 3 This Indexed Account is not available for contracts purchased on and after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
MSCI EAFE Index[1] This Indexed Account is not available for contracts purchased on and after February 22, 2022.	Market Index	6-Year	Annual Lock	10%	Protection Level	1.00%	Performance Cap
[1] The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. [2] This Indexed Account provides total protection from Index losses at the end of the Indexed Term. [3] The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index. Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10.00% on a Performance Cap Indexed Account, or below 15.00% on a Dual15 Plus Indexed Account. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.
Index-Linked Option Available, Restrictions [Text Block]	The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment (a) The information in the chart below is current as of December 31, 2025:
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
Lincoln Level Advantage® B-Share	99,099	$24,042,530,765	289	$116,777,036	$3,735,215,015	Yes
Lincoln Level Advantage® Advisory	6,456	$1,334,916,880	265	$60,349,136	$441,910,223	Yes
Lincoln Level Advantage® B-Class	4,695	$1,294,666,166	10	$5,259,389	$176,612,355	Yes
Lincoln Level Advantage® Advisory Class	827	$199,986,553	2	$1,144,903	$39,395,474	Yes
Lincoln Level Advantage® Design B-Share	5,471	$1,185,010,094	12	$6,941,402	$40,802,646	Yes
Lincoln Level Advantage® Design Advisory	380	$73,531,291	1	$236,219	$24,898,780	Yes
Lincoln Level Advantage® Select B-Share	872	$301,446,114	4	$1,025,000	$5,858,368	Yes
Lincoln Level Advantage® Access	4,766	$1,367,535,586	8	$2,292,125	$36,243,651	Yes
(b) Current limits on Index gains in effect for each Indexed Account during the twelve months ending on December 31, 2025 filed herein.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Lincoln Level Advantage® Advisory Class
Non-variable Annuities, Number Outstanding	827
Non-variable Annuities, Total Value	$ 199,986,553
Non-variable Annuities, Number Sold	2
Non-variable Annuities, Gross Premiums	$ 1,144,903
Non-variable Annuities, Value Redeemed	$ 39,395,474
Non-variable Annuities, Combination [Flag]	true
Level Advantage Advisory Class | American Funds® IS Asset Allocation Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Level Advantage Advisory Class | American Funds® IS Growth Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
Level Advantage Advisory Class | Fidelity® VIP Mid Cap Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Level Advantage Advisory Class | First Trust Capital Strength Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Level Advantage Advisory Class | First TrustDow Jones Dividend Income Allocation Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Level Advantage Advisory Class | Franklin Rising Dividends VIP Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	11.98%
Level Advantage Advisory Class | Invesco V.I. Equally-Weighted SP 500 Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Level Advantage Advisory Class | LVIP BlackRock Global Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Level Advantage Advisory Class | LVIP Government Money Market Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.70%
Level Advantage Advisory Class | LVIP JPMorgan Core Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
Level Advantage Advisory Class | LVIP MFS Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.82%
Level Advantage Advisory Class | LVIP PIMCO Low Duration Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Level Advantage Advisory Class | LVIP State Street International Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP State Street International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	30.85%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Level Advantage Advisory Class | LVIP State Street SP 500 Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP State Street S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Level Advantage Advisory Class | LVIP State Street Small-Cap Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP State Street Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Level Advantage Advisory Class | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. This Death Benefit terminates on the Annuity Commencement Date. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner, or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner, or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Level Advantage Advisory Class | Account Value Death Benefit
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.12%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.12%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals (including the deduction of advisory fees) could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit (for contracts purchased on and after August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000. Once you have elected the Account Value Death Benefit, the Death Benefit cannot be changed. Account Value Death Benefit (for contracts purchased prior to August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Account Value Death Benefit was not available for election at the time your contract was issued and will become effective only in the event all Contractowners and Annuitants are changed. Once you have the Account Value Death Benefit, the Death Benefit cannot be changed. Advisory fee withdrawals will always reduce the Contract Value on a dollar-for-dollar basis. For example, assume a Contract Value of $10,000, and a deduction of $100 is made for the advisory fee. The amount of your Contract Value is reduced to $9,900.
Level Advantage Advisory Class | Portfolio Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among the Subaccounts on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available for the portion of Contract Value held in the Indexed Accounts.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. Portfolio rebalancing is not available for the portion of Contract Value held in the Indexed Accounts. We reserve the right to discontinue any or all of these administrative services at any time.
Level Advantage Advisory Class | Automatic Withdrawal Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Not available when i4LIFE® Indexed Advantage is in effect.●The deduction of advisory fees will impact your Contract Value.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals from Indexed Accounts will be at Interim Value. See Indexed Accounts – Interim Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is not available when i4LIFE® Indexed Advantage is in effect.
Level Advantage Advisory Class | Guarantee of Principal Death Benefit
Item 3. Key Information [Line Items]
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.30%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,506
Surrender Expense, 3 Years, Maximum [Dollars]	4,679
Surrender Expense, 5 Years, Maximum [Dollars]	8,079
Surrender Expense, 10 Years, Maximum [Dollars]	17,683
Annuitized Expense, 1 Year, Maximum [Dollars]	1,506
Annuitized Expense, 3 Years, Maximum [Dollars]	4,679
Annuitized Expense, 5 Years, Maximum [Dollars]	8,079
Annuitized Expense, 10 Years, Maximum [Dollars]	17,683
No Surrender Expense, 1 Year, Maximum [Dollars]	1,506
No Surrender Expense, 3 Years, Maximum [Dollars]	4,679
No Surrender Expense, 5 Years, Maximum [Dollars]	8,079
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 17,683
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greater of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	The Guarantee of Principal Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.upon payment of a Death Benefit under the Guarantee of Principal Death Benefit (unless the Contract is continued by the surviving spouse); or 3.at any time all Contractowners or Annuitants are changed.
Calculation Method of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by all withdrawals in the same proportion that withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the Death Benefit is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. Note: The Contract Value for Indexed Segments is the Interim Value unless the claim is processed on a Segment End Date. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount of the withdrawal from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. Subject to state and broker-dealer approval, annual advisory fee withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual advisory fee withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the advisory fee withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantee.
Level Advantage Advisory Class | i4LIFE Indexed Advantage
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,909
Surrender Expense, 3 Years, Maximum [Dollars]	5,908
Surrender Expense, 5 Years, Maximum [Dollars]	10,160
Surrender Expense, 10 Years, Maximum [Dollars]	22,008
Annuitized Expense, 1 Year, Maximum [Dollars]	1,909
Annuitized Expense, 3 Years, Maximum [Dollars]	5,908
Annuitized Expense, 5 Years, Maximum [Dollars]	10,160
Annuitized Expense, 10 Years, Maximum [Dollars]	22,008
No Surrender Expense, 1 Year, Maximum [Dollars]	1,909
No Surrender Expense, 3 Years, Maximum [Dollars]	5,908
No Surrender Expense, 5 Years, Maximum [Dollars]	10,160
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,008
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic income payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Indexed Advantage
Operation of Benefit [Text Block]	i4LIFE® Indexed Advantage i4LIFE® Indexed Advantage is an optional Annuity Payout rider you may purchase for an additional charge, and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. See Charges and Adjustments – i4LIFE® Indexed Advantage Charge for more information on how the charge is calculated. i4LIFE® Indexed Advantage provides Periodic Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. i4LIFE® Indexed Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Indexed Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. When you elect i4LIFE® Indexed Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Indexed Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Indexed Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Indexed Advantage election. Only Indexed Accounts with 1-Year Indexed Terms are available. If you elect i4LIFE® Indexed Advantage while you are currently allocated to an Indexed Account with an Indexed Term greater than one year, the funds allocated to the Indexed Account(s) will be transferred to the LVIP PIMCO Low Duration Bond Fund at Interim Value unless you provide instructions otherwise. Additionally, once i4LIFE® Indexed Advantage is in effect, any automatic withdrawal service will terminate. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted at any time for a nonqualified annuity contract. Availability. i4LIFE® Indexed Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of contract application or on any subsequent Indexed Anniversary Date by sending a written request to our Home Office. i4LIFE® Indexed Advantage is not available if another Annuity Payout option is in effect. i4LIFE® Indexed Advantage is the only Annuity Payout option available for the Indexed Accounts. If you have not established an Indexed Anniversary Date, your i4LIFE® Indexed Advantage Rider Date can be any Valuation Date. i4LIFE® Indexed Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with SEP market). i4LIFE® Indexed Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Indexed Advantage must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Indexed Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with federal tax law for required minimum distributions. Access Period. The Access Period is a defined period of time during which we pay Periodic Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Periodic Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Indexed Advantage. The current Access Period requirements are outlined in the following chart:
Minimum Access Period	Maximum Access Period
The greater of 20 years or the difference between your nearest age and age 90, based on the youngest covered life if joint life is elected	The length of time between your age and age 115 for nonqualified contracts (based on the youngest covered life if joint life is elected); age 100 for qualified contracts.
You may also choose any period of time between the minimum Access Period and maximum Access Period. Generally, shorter Access Periods will produce a higher initial Periodic Income Payment than longer Access Periods, but you will have a shorter period of time within which to access your Account Value. A longer Access Period will generally produce a lower initial Periodic Income Payment but will provide you with a longer period of time within which to access your Account Value. At any time during the Access Period, you may extend the length of the Access Period subject to Home Office approval and the Access Period rules in effect at that time. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Periodic Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Periodic Income Payments for your life. Currently, changes to the Access Period can only be made on Rider Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Indexed Advantage contracts in order to keep the Periodic Income Payments in compliance with federal tax law for required minimum distributions. Account Value. The initial Account Value is the Contract Value on the i4LIFE® Indexed Advantage Rider Date, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Indexed Account(s), variable subaccount(s), and Periodic Income Payment Account, and will be reduced by Periodic Income Payments made, rider fees, as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Periodic Income Payments for your life (and/or the Secondary Life, if applicable) and the Account Value will be reduced to zero. Periodic Income Payments during the Access Period. i4LIFE® Indexed Advantage provides for Periodic Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. Periodic Income Payments must begin within one year of the date you elect i4LIFE® Indexed Advantage. Once they begin, they will continue until the death of the Annuitant or Secondary Life, if applicable, unless i4LIFE® Indexed Advantage is terminated or the Contract is surrendered. If you do not choose a Periodic Income Payment frequency, the default frequency is monthly. For information regarding income tax consequences of Periodic Income Payments, see Federal Tax Matters. The initial, annual Periodic Income Payment amount is calculated as of the date the rider is elected (Rider Date). This is the same date the Access Period begins. The amount of the initial Periodic Income Payment is determined on the Rider Date by dividing the Account Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. This amount is then transferred to the Periodic Income Payment Account to be paid out based on the payment frequency you selected. The annuity factor is based upon: ●the age and sex of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the 3% Assumed Interest Rate (AIR); and ●the Individual Annuity Mortality table. The annuity factor used to determine the Periodic Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Periodic Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Periodic Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Periodic Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 3% AIR, and a 20-year Access Period, the initial Periodic Income Payment will be $445.60 per month ($5,347.20 annually). Using the same assumptions, but with a 30-year Access Period, the initial Periodic Income Payment will be $385.56 per month ($4,626.72 annually). The Account Value will vary with the actual net investment return, which then determines the subsequent Periodic Income Payments during the Access Period. Each subsequent Periodic Income Payment is determined by dividing the Account Value on the Rider Date anniversary by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Periodic Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Periodic Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Periodic Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Periodic Income Payment for the next Rider Year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Periodic Income Payment for the next Rider Year will decrease by approximately 3%. For IRA i4LIFE® Indexed Advantage contracts, if at any time A is greater than the sum of B and C and no additional withdrawals were made, we will distribute an additional payment, calculated and withdrawn on the Rider Date anniversary, equal to A – (B + C) where, A = the RMD amount for the calendar year for this Contract, as determined by us in accordance with the Internal Revenue Code, B = the sum of Periodic Income Payment paid in the calendar year immediately prior to the Rider Year anniversary, and C = the sum of the Periodic Income Payment to be paid from the Rider Year anniversary to the end of the calendar year. This additional payment will be deducted and distributed within 7 days following the applicable Rider Date anniversary. This amount will be treated as a Periodic Income Payment and not a Withdrawal for Death Benefit calculations. Withdrawals made during the Access Period will also reduce the Account Value that is available for Periodic Income Payments. Subsequent Periodic Income Payments will be recalculated on the next Rider Date anniversary using the reduced Account Value. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Periodic Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Periodic Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Periodic Income Payment and Periodic Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Indexed Advantage will terminate. Periodic Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier election regarding the Periodic Income Payment frequency does not change. The initial Periodic Income Payment during the Lifetime Income Period is determined by dividing the Account Value for each Indexed Account and Subaccount on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The result for each variable Subaccount is converted to Annuity Units. Subsequent Periodic Income Payments are calculated on the Rider Date anniversary and are equal to the sum of each Periodic Income Payment as calculated for each individual allocation. Subsequent Periodic Income Payments for the variable Subaccounts are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. To determine subsequent Periodic Income Payments for the Indexed Segment(s), the prior Periodic Income Payment for each Segment is multiplied by the performance of the Segment less the rider charge divided by the AIR. Subsequent Periodic Income Payments are adjusted for any reallocations between accounts and Subaccounts. Your Periodic Income Payments will vary based on the value of your Annuity Units and the performance of your Indexed Segment(s). Your payment(s) will not be affected by market performance during that year. The Contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis or a combination of both as you specify. The Indexed Accounts are not available as Annuity Payout options. Periodic Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will vary with Account Value performance. Periodic Income Payment Account. The Periodic Income Payment Account is designated to hold an amount equal to the annual Periodic Income Payments during the Access Period only. On the Rider Date and each Rider Date anniversary thereafter, we will transfer Account Value equal to the annual amount of the Periodic Income Payment valued as of that date to the Periodic Income Payment Account. Amounts transferred to the Periodic Income Payment Account will no longer participate in the variable Subaccounts or Indexed Segment(s). The Periodic Income Payment Account is a non-interest bearing account. The Account Value will be transferred proportionately from the variable Subaccounts, and the Indexed Segment(s) in which you are allocated. Transfers of Account Value to the Periodic Income Payment Account may reduce the value in the Subaccounts to zero. Periodic Income Payments will first be deducted from the Periodic Income Payment Account. Only after the Periodic Income Payment Account has been exhausted will any amounts be deducted proportionally from the Variable Subaccounts and lastly proportionally from the Indexed Segment(s). The Periodic Income Payment Account is not available for allocations or transfers; unless there are any remaining amounts in the Periodic Income Payment Account on the Rider Anniversary after the Periodic Income Payment has been made for the prior Rider Year.i4LIFE® Indexed Advantage Death Benefit The Death Benefit option in effect under the Contract will continue to be in effect after the i4LIFE® Indexed Advantage Rider Date and during the Access Period only and will be adjusted as follows: Any withdrawal or Periodic Income Payment from the Account Value during the Access Period will result in a Death Benefit reduction. If the Account Value Death Benefit is in effect, your Death Benefit will be equal to the Account Value as of the Valuation Date we approve the payment of the claim. If the Guarantee of Principal Death Benefit is in effect, your Death Benefit will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of the Periodic Income Payments and other withdrawals where: ●Periodic Income Payments and any additional Required Minimum Distribution payments reduce the Death Benefit by the dollar amount of the payment; and ●All other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Indexed Advantage. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. Subject to state and broker-dealer approval, annual advisory fee withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual advisory fee withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the advisory fee withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantee. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
Guarantee of Principal Death Benefit	$200,000
i4LIFE® Indexed Advantage Periodic Income Payment	$25,000
Additional withdrawal	$15,000 ($15,000/$150,000 = 10% withdrawal)
Account Value at the time of withdrawal	$150,000
Death Benefit value after i4LIFE® Indexed Advantage Periodic Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after withdrawal = $175,000 - $17,500 = $157,500 The Periodic Income Payment reduces the Death Benefit by $25,000 and the withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid. General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Periodic Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Indexed Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Indexed Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Periodic Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Periodic Income Payments will continue, if applicable. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Level Advantage Advisory Class | General Death Benefit Information
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	General Death Benefit Information Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Indexed Advantage, which is an Annuity Payout option, only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Indexed Advantage – i4LIFE® Indexed Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continued the Contract, we will pay the Account Value Death Benefit to the designated Beneficiary(s) unless the Guarantee of Principal Death Benefit is in effect. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value and placed in the variable Subaccounts according to the allocations on the Contract. If no variable Subaccounts are selected, the proceeds will be placed in the LVIP PIMCO Low Duration Bond Fund Subaccount. If the Contract is continued in this way, the Guarantee of Principal Death Benefit rider and charge will continue. The rider charge rate that was in effect immediately prior to the death will continue to apply. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order or one year from the date of the death for nonqualified contracts and December 31st of the year following death for IRAs. To be in Good Order, we require all the following: 1.an original certified death certificate, or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. Note: Indexed Accounts cannot be divided into separate contracts when there are multiple beneficiaries. If more than one beneficiary chooses a death benefit option other than a lump sum, the existing Indexed Account(s) will need to be surrendered at the Interim Value to be allocated to multiple beneficiaries. New Indexed Accounts can be selected on the new contracts if desired with the currently available features. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Level Advantage Advisory Class | i4LIFE Advantage
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Transfers. During the Access Period and subject to the provisions of Transfers On Or Before The Annuity Commencement Date, the following transfers are permitted at any time: (a) transfers between the variable Subaccounts or (b) transfers from the Indexed Accounts to the variable Subaccounts. Transfers between the Indexed Accounts and from the variable Subaccounts to the Indexed Accounts are only permitted on a Rider Date anniversary. After the Access Period and subject to the provisions of Transfers After the Annuity Commencement Date, transfers between the variable Subaccounts are permitted at any time. The following transfers are only permitted on the Rider Date anniversary: (a) transfers from the variable Subaccounts to the Indexed Accounts; (b) transfers between the Indexed Accounts; and (c) transfers from the variable Subaccounts and/or Indexed Accounts to a fixed level payment. Transfers from the Indexed Account(s) to the Subaccounts or from the fixed level payment to Indexed Account(s) or Subaccounts are not permitted. Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, which will impact all subsequent Periodic Income Payments. Withdrawals cannot be taken from the Periodic Income Payment Account. Withdrawals will be taken proportionately from the Subaccounts first and then proportionately from the Indexed Accounts. Any withdrawal that reduces the Subaccounts and Indexed Accounts to zero will be treated as a withdrawal of the entire Account Value. Any remaining Account Value in the Periodic Income Payment Account will be paid out in a lump sum with the withdrawal, and the Contract and rider will terminate. Withdrawals may have tax consequences. See Federal Tax Matters. Surrender. At any time prior to the end of the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Periodic Income Payments will be made. Termination. For IRA contracts, you may terminate i4LIFE® Indexed Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Rider Date anniversary after we receive the notice. Upon termination, the i4LIFE® Indexed Advantage charge will end. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Indexed Advantage. For nonqualified contracts, you may not terminate i4LIFE® Indexed Advantage once you have elected it without terminating the entire Contract.
Level Advantage Advisory Class | Advisory Fee Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to take withdrawals from your Contract to pay the advisory fees.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●May not be available in all states or through all broker-dealers. ●The deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits (unless the requirements listed above are met), and may be subject to federal and state income taxes and a 10% federal penalty tax.
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Level Advantage Advisory Class | Fees Associated with Fee-Based Financial Plans
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Fees Associated with Fee-Based Financial Plans. You have purchased this Contract as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. The fee for this advice is set by your financial professional, and is covered in a separate agreement between you and your financial professional. Lincoln has not made any independent review of your financial professional. You may provide authorization to have your advisory fees paid to your financial professional’s investment firm from your Contract Value, if certain conditions apply. These payments will be treated as withdrawals from your Contract Value and may result in a significant reduction in your Death Benefit. Over time, withdrawals taken for the payment of advisory fees could significantly reduce your Contract Value. Please discuss with your financial professional the impact of deducting advisory fees from Contract Value prior to making an election. Partial withdrawals to pay the fee may be taken automatically by enrolling in an AWS designated specifically for this purpose. Withdrawals are available in monthly, quarterly, semi-annual, or annual frequencies. You may enroll in this service by completing the appropriate authorization form that is available from your financial professional. Additionally, you may authorize your financial professional to set up or change your AWS program, or to take one-time withdrawals to pay for the advisory fee. Once you have elected this service, it will continue until you instruct us in writing to terminate it. Withdrawals under this AWS option and one-time withdrawals will be noted on your quarterly statement as an advisory fee withdrawal. This AWS service may not be available through all broker-dealers.Withdrawals under AWS are treated like other withdrawals under the contract, and as such may decrease your guarantees under a Death Benefit or living benefit rider. See the Death Benefit section of this prospectus for more information on how withdrawals affect these benefits. Advisory fee withdrawals will not be treated as a distribution for federal tax purposes, if certain conditions are met. See Federal Tax Matters – Taxation of Withdrawals and Surrenders for more information.
Level Advantage Advisory Class | Interim Value
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Contract Adjustments If you make any withdrawals, including the deduction of advisory fees, surrenders, or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value. You could lose a significant amount of money due to Contract Adjustments based on Interim Values if amounts are removed from an Indexed Segment prior to the Segment End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Indexed Segment until the Segment End Date. The Interim Value will generally be negatively affected by increases in the expected volatility of Index prices, interest rate increases, and by poor market performance. All other factors being equal, the Interim Value generally would be lower the earlier a withdrawal or surrender is made in a Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]	If you make any withdrawals, including the deduction of advisory fees, surrenders, or terminate your Contract, reallocate Contract Value from an Indexed Segment, annuitize your Contract or upon payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date, your Contract Value in the Indexed Segment will be subject to a Contract Adjustment based on Interim Value.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also make a deduction to pay a third-party advisory fee, or have to pay taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, transfers, annuitizations and Death Benefit payments prior to the End Date of an Indexed Term.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Interim Value. The Interim Value is a daily value we calculate to provide you with a value of your Indexed Segment after the Start Date and before the End Date of an Indexed Term. The Contract Value for an Indexed Segment is equal to the Interim Value on each Valuation Date except the End Date. The Interim Value is used to calculate amounts available for withdrawal, surrender, transfer (including advisory fee deductions, any premium tax or rider fees and charges), reallocation, annuitization or payment of a death claim for each day during an Indexed Term other than the End Date. The Interim Value also is used to determine how much the Indexed Crediting Base will be reduced after a transfer or withdrawal. See Surrenders and Withdrawals. Once you reach the End Date of the Indexed Term, there is no Interim Value, and the actual performance will be credited to or deducted from your Indexed Segment based on the Performance Rate associated with the Crediting Methods you have chosen. The Interim Value calculation will vary depending on the Indexed Account selected. The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The specifics of the Interim Value calculation are located in the Statement of Additional Information. If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. Under extreme conditions a negative Contract Adjustment based on Interim Value could result in a loss of up to 100% of your Contract Value. Such loss can occur even if an Index has increased in value. This means your Interim Value could reflect negative performance, even if the Index Value has increased. Once your Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. The Interim Value and Indexed Crediting Base are available on your online account or by calling us at 1-877-737-6872. Refer to the Surrender and Withdrawal section for information about the Interim Value and how surrenders or withdrawals are calculated. Surrenders and Withdrawals Before the Annuity Commencement Date, we will allow the surrender of the Contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means approved by Lincoln. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date are not available. The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., Eastern Time), we will process the request from the VAA using the Accumulation Unit value and the Interim Value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value and the Interim Value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., Eastern Time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value and the Interim Value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made in the following order: 1.proportionately from all Subaccounts within the VAA, until exhausted; then 2.the transfer account; then 3.proportionately from all Indexed Accounts. Withdrawals are taken from the Contractowner’s own money and may have a significant negative impact on the value of certain death benefits offered under your Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act. When withdrawals are made from the Indexed Accounts, an amount equal to the Interim Value of the Indexed Segment is available for surrender or withdrawal. In addition, the Indexed Crediting Base for each individual Indexed Segment is reduced proportionately by the amount that the withdrawal reduced the Interim Value. A proportional reduction could be larger than the dollar amount of the withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term. You cannot withdraw an amount equal to the Indexed Crediting Base. The following examples show how the Indexed Crediting Base is impacted by a withdrawal, and assumes that you have invested in an Indexed Account and no Subaccounts. Example 1: 1/1/2026 Allocation to Indexed Segment = $80,000
1/1/2026 Indexed Crediting Base = $80,000
6/1/2026 Indexed Crediting Base = $80,000; Interim Value = $100,000; Withdrawal = $80,000
Withdrawal/Interim Value = $80,000 ÷ $100,000 = 80%
Removed Amount from the Indexed Crediting Base = $64,000 (80% of $80,000)
Indexed Crediting Base after withdrawal = $80,000 - $64,000 = $16,000
Interim Value after withdrawal ($100,000 - $80,000) = $20,000
Interim Value calculation going forward and Segment Maturity Value will be based on the $16,000 Indexed Crediting Base Example 2: Indexed Crediting Base = $16,000; Interim Value = $15,000; Withdrawal = $15,000
Withdrawal/Interim Value = $15,000 ÷ $15,000 = 100%
Removed Amount from the Indexed Crediting Base = $16,000 (100% of $16,000)
Indexed Crediting Base after withdrawal = $0
Interim Value after withdrawal = $0 ($15,000 - $15,000) Note: The $15,000 Interim Value is the maximum that could be withdrawn because this value reflects the index gain or loss during the Indexed Term. The Indexed Crediting Base is not available for withdrawal or transfer. The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	If you withdraw Contract Value prior to the End Date of an Indexed Term, the withdrawal will cause an immediate reduction in your Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions in your Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Segment Maturity Value at the end of the Indexed Term.
Contract Adjustment, Purpose [Text Block]	The Interim Value calculation is designed to represent the fair value of the Indexed Segment on each business day, taking into account the potential gain or loss of the applicable Index at the end of the Indexed Term, including the impacts of the Crediting Method as well as Protection Method you have chosen. The calculation is also designed to reflect the change in fair value due to economic factors, including, but not limited to, the impact of market rates, volatility, and correlation (if applicable) of the investment instruments supporting the Contract. The Interim Value is based on this calculation and not the actual value of any underlying investments or the current value of any Index. The use of Interim Values transfers risk from us to you to protect us from losses on our investments supporting the Indexed Crediting Rate strategies if amounts are removed prematurely. For more information about the Interim Value, including examples illustrating the operation of the Interim Values, please see the Statement of Additional Information.
Level Advantage Advisory Class | Protection Level 10
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Level Advantage Advisory Class | Protection Level 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	85.00%
Level Advantage Advisory Class | Protection Level 20
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
Level Advantage Advisory Class | Protection Level 25
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	75.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Maximum Loss Resulting from Negative Index Performance [Percent]	75.00%
Level Advantage Advisory Class | Protection Level 30
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	70.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]	70.00%
Level Advantage Advisory Class | Dual Rate 15
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	85.00%
Level Advantage Advisory Class | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes:●You can lose money by investing in the VAA portion of this Contract (the Subaccounts), including loss of principal.●You can lose money by investing in the Indexed Accounts of this Contract. Your investments in the Indexed Account are subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.●An Interim Value is calculated if an early withdrawal is taken prior to the end of an Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the Indexed Term.
Level Advantage Advisory Class | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●Indexed interest will only be credited to an Indexed Account at the end of an Indexed Term. No interest will be credited to funds withdrawn or surrendered before the end of an Indexed Term.●A surrender or withdrawal taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time the withdrawal is higher than the Index Value at the beginning of the Indexed Term.●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.●At the end of an Indexed Term, you may reallocate the Indexed Segment Maturity Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Maturity Value into a new Indexed Segment with the same Crediting Method, Indexed Term, Index and Protection Method, if available. A new rate will apply based on the Indexed Segment you select. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund and will not be eligible for reallocation into another Indexed Account until the next Indexed Anniversary Date.
Level Advantage Advisory Class | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the Subaccounts and Indexed Accounts you choose. Performance can vary depending on the performance of the mutual funds underlying the Separate Accounts and the Indexes linked to the Indexed Accounts.●Each Subaccount and Indexed Account has its own unique risks and you should review the available Investment Options before making an investment decision.●For the Indexed Accounts, the Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.●While an Indexed Account with Dual Performance Trigger Rate or Dual Plus may provide for a positive Performance Rate even in the event of a negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.●The Protection Level will limit negative (downside) Index returns. For example, if the Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.●Each Index is a “price return Index,” not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the Index to underperform a direct investment in the securities composing the Index.This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Level Advantage Advisory Class | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. There is a risk of loss of your investment in the Indexed Segments since the performance tracks a market Index. You are responsible for all losses in excess of the Protection Method you choose. Under extreme circumstances, at the end of an Indexed Term, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level, up to 85% of your investment in an Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that will limit Index losses, which would mean risk of loss of the entire amount invested. The Protection Method applies for the full term of the Indexed Segment including Segments with Annual Locks. Each time you move into a new Indexed Segment, you may have a new Protection Method and are subject to the same risk of loss as described above. There is also a risk of loss upon an early withdrawal. For Annual Lock accounts, since the gain or loss is established each year, losses can accumulate so that you could actually lose more than the amount in excess of the Protection Level percent. Losses you incur in one year will reduce the amount invested for the next year. In a continuing down market over the Indexed Term, however, your loss could exceed the Protection Level. For example, if you chose a 10% Protection Level and if loss occurred during each Annual Lock period for the remainder of the term, you could lose more than 90% of your principal in an Annual Lock account.
Level Advantage Advisory Class | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income also mean that the Contract is more beneficial to investors with a long-term horizon. You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. Participation in an Automatic Withdrawal Service will repeatedly expose you to these risks. If you withdraw Contract Value from an Indexed Account prior to the End Date of an Indexed Term it will be based on the Interim Value of the Indexed Account. Withdrawals include the deduction of advisory fees paid from your Contract Value. Under extreme conditions, a negative Contract Adjustment based on Interim Values could result in a loss of up to 100% of your Contract Value in an Indexed Segment. Additionally, the withdrawal will cause an immediate reduction to your Indexed Crediting Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Indexed Crediting Base will negatively impact your Interim Value for the remainder of the Indexed Term and will result in a lower Indexed Segment Maturity Value at the end of the Indexed Term. Once your Indexed Crediting Base is reduced due to a withdrawal during any Indexed Term, you cannot increase it during the remainder of the Indexed Term. Contract Value must remain in an Indexed Segment until the end of the Indexed Term to be credited with all or partial interest. To determine the Interim Value, we apply a formula which is not the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be less than if you had held the Indexed Segment for the full Indexed Term. It also means that you could have a negative performance, even if the value of the Index has increased during the calculation period. All withdrawals (including surrender or termination of your Contract), reallocation of Contract Value from an Indexed Segment, annuitization of your Contract or payment of a Death Benefit from an Indexed Segment on any date prior to the Segment End Date will be based on the Interim Value.
Level Advantage Advisory Class | Early Withdrawal Risk [Member] | Interim Value
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Level Advantage Advisory Class | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.
Level Advantage Advisory Class | Index Exclusion of Dividends Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have.
Level Advantage Advisory Class | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting www.LincolnFinancial.com.●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk ●An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.●Your receipt of funds invested in the Indexed Segments is based on the claims paying ability of Lincoln Life. You have no ownership rights in the underlying securities. The assets backing the Indexed Accounts are not segregated from other business of Lincoln Life.
Level Advantage Advisory Class | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk ●We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.●We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.●We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners. Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. In addition, a Subaccount may become unavailable due to liquidation of its underlying fund portfolio.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	We have the right to substitute an alternative Index prior to the End Date of an Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting Method or Protection Method for the Indexed Term. We will attempt to choose a new Index that has a similar investment objective and risk profile to the existing Index.
Index-Linked Option Changes Features Risk [Text Block]	We reserve the right, within the law, to make certain changes to the structure and operation of the Indexed Accounts at our discretion and without your consent. We may add to or delete Indexed Accounts currently available or change the features of an Indexed Account from one Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). We do not guarantee that more than one Indexed Account option will always be available.
Stops Accepting Payments Risk [Text Block]	Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date.
Level Advantage Advisory Class | Indexed Account Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed-Account Risk. Each available Index will expose you to risks associated with equity markets. Equity markets are subject to the risk that the value of the securities may fall due to general market and economic conditions. Market volatility may exist with the Indices, which means that the value of the Indices can change dramatically over a short period of time in either direction. The Indices used are “price return Indices”, not “total return Indices”, meaning that each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index. The Indices do not represent a direct investment in the Index or in the securities tracked by the Index. We may change the Index on a particular Indexed Account if the Index is discontinued or if we feel the Index is no longer appropriate. This change may occur in the middle of an Indexed Segment and this change may impact how your Indexed Segment performance and Interim Value are calculated. See the Discontinuance or Substitution of an Index section later in the prospectus for more information. If we do not receive investment instructions from you by the end of an Indexed Term, we will invest your Segment Maturity Value in a new Indexed Segment with the same Crediting Method, Indexed Term, Index, Protection Level, or Dual Rate, as applicable, if available. The Crediting Method for the new Indexed Segment could be less advantageous than the current Indexed Segment because the rate may be different. If the same type of Indexed Segment is not available, your Segment Maturity Value will be moved to the LVIP PIMCO Low Duration Bond Fund. If your Contract Value has been invested in a new Segment and you wish to withdraw your investment, the Contract Value for that Segment will equal the Interim Value. Investors in an Indexed Account have no rights in the linked Index. You will not have voting rights or rights to receive cash dividends or other rights that shareholders who invest in mutual funds based on these Indices would have. Additional risks for specific Indices are as follows:●S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.●Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.●First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.●MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.
Level Advantage Advisory Class | Risks Associated with Crediting Methods and Protection Methods
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Crediting Methods and Protection Methods. The available Indexed Accounts with applicable Crediting Methods and Protection Methods will vary over time. Before investing in a new Indexed Segment, you should determine exactly what Indexed Accounts, Protection Methods, and Crediting Methods are available to you. There is no guarantee that more than one Indexed Account will be available in the future. You risk the possibility that you would find declared caps and rates unacceptable (i.e. could be lower than what were available at the time your Contract was issued), so you should make sure the Segment(s) you select is appropriate for your investment goals.●The Protection Method that is applicable to an Indexed Account only provides you with limited protection from negative Index performance at the end of an Indexed Term, or, in the case of Indexed Account with an Annual Lock, each Contract Year during the Indexed Segment. You could lose a significant amount of your Purchase Payment and/or prior earnings under the Contract despite these limits on negative Index returns. You also bear the risk that continued negative Index returns may result in zero or a negative Performance Rate being credited to your Contract Value over multiple strategy periods. Given that the Protection Method applies to a single Indexed Term, if an Indexed Account is credited with a negative Performance Rate for multiple Indexed Terms, the cumulative loss may exceed any single Indexed Term’s stated Protection Method. Similarly, if you select an Indexed Account with an Annual Lock, the Protection Level will apply each Contract Year during an Indexed Term, so if the Index has negative performance for multiple Contract Years during the Indexed Term, the cumulative loss reflected in the Performance Rate at the end of the Indexed Term may exceed any single Contract Year’s stated Protection Level. The Protection Method does not apply to your Interim Value, so in order to receive the full protection you must hold your investment until the end of the Indexed Term.●Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.●Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.●For Indexed Accounts without an Annual Lock, the indexed performance credited to or deducted from your Indexed Segment is determined on the last day of the Indexed Term. It is not affected by the price of the Index on any date in between the effective date of the Indexed Account and the End Date of the Indexed Term. Annual Lock accounts are not affected by Index prices between the Annual Lock anniversaries.
Level Advantage Advisory Class | Risks of Investing in the Subaccounts
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks of Investing in the Subaccounts You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. The dollar amount of the product charge, including the charge for certain optional Death Benefits, may increase as your Contract Value increases. Certain classes of funds are subject to risk factors as outlined below: a. Certain funds offered as part of this Contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable. b. Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your Contract. Your ability to transfer amounts between Investment Options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. We reserve the right to remove or substitute any funds as investment options that are available under the Contract. Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests received from us, especially in cases of suspected market timing. To the extent permitted by applicable law, we, in turn, reserve the right to defer or reject your transfer request at any time we are unable to redeem shares of an underlying fund.
Level Advantage Advisory Class | Cybersecurity and Business Interruption Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Level Advantage Advisory Class | Additional Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Additional Purchase Payment Risk. Any additional Purchase Payment after your initial Purchase Payment may only be invested in the Indexed Accounts on the Indexed Anniversary Date. If additional Purchase Payments for the Indexed Accounts are received prior to the Indexed Anniversary Date, these Purchase Payments must be accompanied with instructions to invest in a variable Subaccount until the Purchase Payment can be allocated to the Indexed Account, and you will bear the risk of your investment in the variable Subaccount. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same owner, joint owner, or Annuitant. At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Level Advantage Advisory Class | Deduction of Advisory Fee Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to a negative Contract Adjustment, federal and state income taxes, and a 10% federal penalty tax.
Level Advantage Advisory Class | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a specified Performance Cap, which is the highest Performance Rate that we will credit. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps, No Annual Locks. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 12%, and the Performance Cap is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. The Performance Cap may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Caps. The Performance Cap will not change during the Indexed Term. The initial Performance Cap applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Caps than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following example assumes a Performance Cap. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. For Example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year with a 10% Performance Cap
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Performance Cap	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2027	+7%	10%	+7%	$100,000	$107,000
1/8/2028	+12%	10%	+10%	$107,000	$117,700
This example assumes that a new 1-Year Indexed Segment was selected in 2027 to show the impact of the Performance Cap. In this example, the Performance Cap did not change for the new Segment. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Cap. The Performance Rate can be positive, negative or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If your Indexed Account has a Performance Cap and the percentage change of the Index Value from the Start Date to the End Date is positive and equal to or greater than the Performance Cap, then the Performance Rate equals the Performance Cap. If the percentage change is zero or positive and less than the Performance Cap, the Performance Rate equals the percentage change of the Index Value. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The Performance Rate for Indexed Segments with a 100% Protection Level is zero if the percentage change is negative. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value (described later in the Interim Value section). Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following example assumes a Performance Cap. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. For Example: Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 1-Year with a 10% Performance Cap
Allocation to Indexed Segment = $100,000
Indexed Crediting Base = $100,000
			B	A	= A + (A x B)
Indexed Segment Anniversary	Index % Change	Performance Cap	Performance Rate	Indexed Crediting Base on the End Date (Prior to Segment Maturity Value calculation)	Segment Maturity Value
1/8/2027	+7%	10%	+7%	$100,000	$107,000
1/8/2028	+12%	10%	+10%	$107,000	$117,700
This example assumes that a new 1-Year Indexed Segment was selected in 2027 to show the impact of the Performance Cap. In this example, the Performance Cap did not change for the new Segment.
Level Advantage Advisory Class | Cap Rate Return Limit [Member] | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Caps. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.
Level Advantage Advisory Class | Participation Rate Return Limit [Member] | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]
Level Advantage Advisory Class | Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Performance Trigger Rate that provides a specified rate of return if the Index performance is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%;
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Performance Trigger Rate, and the Index return is 12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Trigger Rate. The Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term that is used to determine the Segment Maturity Value if the Index return for the Indexed Term is zero or positive. For example, if the Index return is 12%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. Alternatively, if the Index return is 1%, and the Performance Trigger Rate is 4%, we will credit 4% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 4%. The Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term length, and the Protection Level. Typically, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. The Performance Trigger Rate will not change during the Indexed Term. The initial Performance Trigger Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Trigger Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Trigger Rate for each subsequent Indexed Term. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. Depending on market conditions, subsequent Performance Trigger Rates may be higher or lower than the initial Performance Trigger Rate. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and subject to the Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, and the difference is divided by the Index Value on the Start Date. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Performance Trigger Rate. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If you have a Protection Level and the percentage change in the Index Value is less than zero, then the Performance Rate is the lesser of 1) 0%, or 2) the percentage change in the Index Value plus the Protection Level. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount you have allocated to the Indexed Segment, less any transfers and withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment is reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals.
Level Advantage Advisory Class | Performance Trigger Rate | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segments are limited by any applicable Performance Trigger Rate. If the performance of the Index is zero or positive, a specified rate is used to determine the Segment Maturity Value. The Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return may be lower than if you had invested directly in a fund based on the applicable Index. The Performance Trigger Rate applies for the full term on the Indexed Segment. Generally, Indexed Segments with greater Protection Levels have lower Performance Trigger Rates. Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Trigger Rates may differ from the Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage Advisory Class | Dual Performance Trigger Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Performance Trigger Rate, which will either provide a specific rate of return if the Index performance is positive, zero or negative within the Protection Level or be added to the Index performance and the Protection Level if the Index performance is negative and beyond the Protection Level. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; or
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%; if the Index return is 2% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%;
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Performance Trigger Rate. The Dual Performance Trigger Rate is a rate of return for an Indexed Segment that we declare at the beginning of the Indexed Term. It is used, in part, to determine the Segment Maturity Value. The Dual Performance Trigger Rate may vary depending on the Death Benefit option, the Index, the Indexed Term, and the Protection Level you select. The Dual Performance Trigger Rate will not change during the Indexed Term. Typically, Indexed Segments with greater Protection Levels have lower Dual Performance Trigger Rates. The initial Dual Performance Trigger Rate applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Dual Performance Trigger Rates than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Dual Performance Trigger Rate for each subsequent Indexed Term, if any. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times. In no event will a Dual Performance Trigger Rate be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Dual Performance Trigger Rates can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%. Depending on market conditions, subsequent Dual Performance Trigger Rates may be higher or lower than the initial Dual Performance Trigger Rate. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new contracts or for other contracts issued at different times. The Company will determine new Dual Performance Trigger Rates on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Protection Level and the Dual Performance Trigger Rate. The Performance Rate can be positive, negative, or zero. The percentage change in the Index Value is calculated by subtracting the Index Value on the Start Date from the Index Value on the End Date, with the difference then divided by the Index Value on the Start Date. The daily Index Value is posted on the Index’s website. If an Index Value is not published for a particular day, we will use the Index Value at the close of the next Valuation Date the Index Value is published. If the percentage change of the Index Value is greater than or equal to zero on the End Date, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is 12%, and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is less than zero but within the Protection Level, the Performance Rate is equal to the Dual Performance Trigger Rate. For example, if the Index return is -5%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 8%. If the percentage change in the Index Value is negative and beyond Protection Level, the Performance Rate is the percentage change in the Index Value, plus the Dual Performance Trigger Rate, plus the Protection Level. The Performance Rate could be negative. For example, if the Index return is -20%, the Protection Level is 10% and the Dual Performance Trigger Rate is 8%, we will deduct 2% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will decrease by 2%. The amount credited to or deducted from the Indexed Segment is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfers or withdrawals reduced the Interim Value. Withdrawals include any premium tax or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. If the Performance Rate is positive, the value of your Indexed Segment will increase. If the Performance Rate is negative (after calculation including the Protection Level), the value of your Indexed Segment will be reduced. If the Performance Rate is zero, the value of your Indexed Segment will not change. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals. The following examples show the Performance Rates assuming an initial Dual Performance Trigger Rate of 6% and a Protection Level of 10%.
Level Advantage Advisory Class | Dual Performance Trigger Rate | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Indexed Segment are limited by any applicable Dual Performance Trigger Rate. The Dual Performance Trigger Rate is used in determining the Segment Maturity Value. The Dual Performance Trigger Rate may be lower than the actual performance of the Index, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Dual Performance Trigger Rate applies for the full term of the Indexed Segment. Dual Performance Trigger Rates for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Dual Performance Trigger Rates may differ from the Dual Performance Trigger Rate used for new Contracts or for other Contracts issued at different times.
Level Advantage Advisory Class | Spread Rate | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]
Level Advantage Advisory Class | Dual Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.
Level Advantage Advisory Class | Dual Rate | Zero Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	a Dual Rate, which will either provide a minimum rate of return if the Index performance is between zero and the Dual Rate, or will be added to the Index performance if the Index performance is negative. An Index Account with a Dual Rate will also have a Performance Cap, which is the highest Performance Rate that we will credit if the Index performance exceeds the Dual Rate. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%; if the Index return is 4% and the Performance Cap is 50% and the Dual Rate is 15%, we will credit 15% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 15%.
Level Advantage Advisory Class | Dual Rate | Negative Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the Indexed Term.
Level Advantage Advisory Class | Dual Rate and Performance Cap | Postive Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Dual Plus. The Dual Plus Indexed Accounts offer a Dual Rate and Performance Cap for an Indexed Segment that we declare at the beginning of the Indexed Term that are both used in determining the Segment Maturity Value. The Performance Cap is the maximum Performance Rate that can be credited to the Indexed Segment for an Indexed Term for which it is declared. For example, if the Index return is 60%, and the Performance Cap is 50%, we will credit 50% in interest on the End Date of the Indexed Segment, meaning your Segment Maturity Value will increase by 50%. The Performance Cap may vary depending on the Death Benefit option, the Index, and the Indexed Term length. The Performance Cap will not change during the Indexed Term. The Dual Rate will not vary depending on the Death Benefit option, the Index, or the Indexed Term length and will not change from one Indexed Term to the next. The initial Performance Cap applies to the initial Indexed Term. Indexed Segments with a Guarantee of Principal Death Benefit may have lower Performance Caps than Indexed Segments with the Account Value Death Benefit. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit.The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%. Depending on market conditions, subsequent Performance Caps may be higher or lower than the initial Performance Cap. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. The Company will determine new Performance Caps on a basis that does not discriminate unfairly within any class of contracts.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Performance Rate is the percentage change in the Index Value from the Start Date to the End Date, adjusted by the Dual Rate and Performance Cap Rate. The percentage change is calculated by subtracting the Index Value as of the beginning of the Indexed Term from the Index Value at the end of the Indexed Term. The difference is then divided by the Index Value as of the beginning of the Indexed Term. The Performance Rate equals (1) the Dual Rate if the percentage change of the Index Value from the Start Date to the End Date for an Indexed Term is zero, or is positive and equal to or less than the Dual Rate; or (2) the percentage change up to the Performance Cap if the percentage change is higher than the Dual Rate; or (3) the Performance Cap if the percentage change is higher than the Performance Cap; or (4) the percentage the Index has decreased plus the Dual Rate, if the Index Value at the end of the Indexed Term is less than the Index Value at the beginning of the Indexed Term. If the Performance Rate is negative, the value of your Indexed Segment is reduced. The amount credited to or deducted from the Indexed Segment, is equal to the Performance Rate multiplied by the Indexed Crediting Base on the End Date. This will be used to determine the Segment Maturity Value as set forth below. The Indexed Crediting Base is the amount that you have allocated to the Indexed Segment, less any transfers or withdrawals during the Indexed Term deducted proportionately by the amount that the transfer or withdrawal reduced the Interim Value. Withdrawals include any premium tax, or rider fees and charges. The Performance Rate is used to determine the value credited after all adjustments. The Segment Maturity Value on the End Date is equal to the sum of A plus (A multiplied by B) where: A = the Indexed Crediting Base on the End Date and B = the Performance Rate. The Indexed Crediting Base is used only to calculate the performance of Indexed Accounts on the End Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit.The following examples show the Performance Rates assuming a Dual Rate of 15% and an initial Performance Cap of 75%.
Level Advantage Advisory Class | Dual Rate and Performance Cap | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Gains in your Dual Plus Indexed Segment are limited by any applicable Performance Cap, which means that your return could be lower than if you had invested directly in a fund based on the applicable Index. The Performance Cap exists for the full term of the Indexed Segment. Performance Caps for new Segments will be declared at least 5 business days in advance of the beginning of a Segment. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times.
Level Advantage Advisory Class | Performance Cap Annual Lock | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Indexed Segments with Performance Caps with Annual Locks. For an Indexed Segment with Annual Locks, the Performance Rate will be calculated in the same manner as without Annual Locks (see discussion above), except it will be calculated on each Indexed Anniversary Date. However, the performance will NOT be credited to or deducted from the Indexed Segment until the End Date of the Indexed Term (at the end of the 6th year). The amount of the performance credited or deducted from the Indexed Segment on the End Date equals the sum of the annual performance amounts on each Indexed Anniversary Date, as adjusted for any withdrawals, transfers, or annuitization. On the first Indexed Anniversary Date, the performance equals the Performance Rate change multiplied by the Indexed Crediting Base. This performance amount is added to or deducted from the Indexed Crediting Base. This adjusted Indexed Crediting Base becomes the Indexed Crediting Base for the next one-year period. On each Indexed Anniversary Date thereafter, the return for the year is credited to or deducted from the Indexed Crediting Base and the adjusted Indexed Crediting Base carries over for the next one-year period. As a result, a loss you incur in one year will reduce the amount invested for the next year. In a continuing down market, you could lose in excess of the applicable Protection Level. For example, if the Protection Level is 10%, in a continuing down market, you could lose more than 90% of your investment. On the other hand, a gain you incur in one year will increase the Indexed Crediting Base for the next year, upon which future gains (if any) will be calculated. The Segment Maturity Value will equal the value of the Crediting Base on the End Date (after the adjustment for performance on the last Indexed Anniversary Date). The Indexed Crediting Base is used only to calculate the performance of Indexed Segments on the Indexed Anniversary Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. In addition to the Indexed Crediting Base adjustment for performance, withdrawals and transfers reduce the Indexed Crediting Base in the same proportion that withdrawals and transfers reduce the Interim Value. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The following example demonstrates the impact of the Performance Cap and Protection Level on an Indexed Account with a 6-Year Annual Lock and assumes no withdrawals have been made. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Account Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Maturity Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until that time, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year. Depending on market conditions, Performance Caps on subsequent 6-year Indexed Terms with Annual Locks may be higher or lower than the initial Performance Cap.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The Indexed Crediting Base is used only to calculate the performance of Indexed Segments on the Indexed Anniversary Date and to calculate the Interim Value. This amount is not available for surrender, withdrawal, transfer, annuitization or as a Death Benefit. In addition to the Indexed Crediting Base adjustment for performance, withdrawals and transfers reduce the Indexed Crediting Base in the same proportion that withdrawals and transfers reduce the Interim Value. The initial Performance Cap applies to the initial Indexed Term. The Company will declare, at its discretion, a Performance Cap for each subsequent Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. If no Performance Cap is declared for an Indexed Term, there is no maximum Performance Rate for that Indexed Term. Subsequent Performance Caps may differ from the Performance Cap used for new Contracts or for other Contracts issued at different times. In no event will a Performance Cap be lower than what is shown in Appendix A – Investment Options Available Under The Contract. Information about current Performance Caps can be found at www.lfg.com/llarates and is incorporated into this prospectus by reference. The following examples illustrate how we calculate the Performance Rate assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The example assumes no withdrawals. The following example demonstrates the impact of the Performance Cap and Protection Level on an Indexed Account with a 6-Year Annual Lock and assumes no withdrawals have been made. Indexed Term Segment Start Date = 1/8/2026
Indexed Account = 6-Year with Annual Locks with a 10% annual Performance Cap and 10% Protection Level

Allocation to Indexed Segment = $100,000
Indexed Crediting Base at Beginning of Term = $100,000
Indexed Segment Anniversary	Index % Change	Account Performance Rate (adjusted for Cap or Protection Level)	Indexed Segment Performance Amount	Adjusted Indexed Crediting Base/ Anniversary Value
1/8/2027	+7%	+7%	$7,000	$107,000
1/8/2028	+12%	+10%	$10,700	$117,700
1/8/2029	-13%	-3%	-$3,531	$114,169
1/8/2030	-5%	0%	$0	$114,169
1/8/2031	+5%	+5%	$5,708	$119,877
1/8/2032	+17%	+10%	$11,988	$131,865
Note: The Segment Maturity Value is $131,865. The $31,865 (the sum of the values on each Index Anniversary) is not credited to your Contract Value until the end of the 6-year Indexed Term. Until that time, the Interim Value calculation applies. The anniversary amounts are not available to you and are used only for calculation purposes as the Indexed Crediting Base for the next year.
Level Advantage Advisory Class | SP 500 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Price Return Index (SPX). The S&P 500® Index is comprised of 500 stocks considered representative of the overall market.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		16.40%	23.30%	24.20%	(19.40%)	26.90%	16.30%	28.90%	(6.20%)	19.40%	9.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.40%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The S&P 500® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P 500® Price Return Index The S&P 500® Price Return Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Standard & Poor’s®, S&P®, and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Lincoln. It is not possible to invest directly in an index. Lincoln’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Lincoln’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Lincoln’s Product(s) particularly or the ability of the S&P 500® Price Return Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Lincoln with respect to the S&P 500® Price Return Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Price Return Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Lincoln or Lincoln’s Product(s). S&P Dow Jones Indices have no obligation to take the needs of Lincoln or the owners of Lincoln’s Product(s) into consideration in determining, composing or calculating the S&P 500® Price Return Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Lincoln’s Product(s) or the timing of the issuance or sale of Lincoln’s Product(s) or in the determination or calculation of the equation by which Lincoln’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Lincoln’s Product(s). There is no assurance that investment products based on the S&P 500® Price Return Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® PRICE RETURN INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LINCOLN, OWNERS OF LINCOLN’S PRODUCTS(s), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® PRICE RETURN INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LINCOLN, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Level Advantage Advisory Class | SP 500 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500® Price Return Index: This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is not available for contracts purchased on and after February 22, 2022.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1,2]This Indexed Account is available for all Contracts purchased on or after June 20, 2023.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.10%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage Advisory Class | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage Advisory Class | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage Advisory Class | Russell 2000 Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Russell 2000® Price Return Index (RTY). The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 2000® Index. It is considered representative of small capitalization stocks. The prices of small company stocks generally are more volatile than those of large company stocks.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		11.30%	10.00%	15.10%	(21.60%)	13.70%	18.40%	23.70%	(12.20%)	13.10%	19.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.60%)	5.00%	5.00%	5.00%	(2.20%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Russell 2000® Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Russell 2000® Price Return Index The Russell 2000® Price Return Index (the “Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by The Lincoln National Life Insurance Company (“Lincoln”). Lincoln products are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which Lincoln’s products are based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with Lincoln products. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Lincoln or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.
Level Advantage Advisory Class | Russell 2000 Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000® Price Return Index: Compared to mid-and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Level Advantage Advisory Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is not available for contracts purchased on and after February 22, 2022.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is available for all Contract purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Price Return Index[1]This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage Advisory Class | Capital Strength Net Fee Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Capital Strength Net Fee IndexSM (NQCAPSTNF). The Index is comprised of 50 stocks selected based on cash on hand, debt ratios and volatility. The Capital Strength Price Return IndexSM will be reduced by 0.65% to result in the Capital Strength Net Fee IndexSM.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		4.70%	9.20%	6.40%	(11.90%)	24.30%	11.20%	24.20%	(5.90%)	24.10%	6.20%
Annual Return, Example Capped and Buffered [Percent]		4.70%	5.00%	5.00%	(1.90%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Capital Strength Net Fee IndexSM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Capital Strength Net Fee IndexSM The Product(s) is not sponsored, endorsed, sold or promoted by NASDAQ, Inc. or its affiliates (NASDAQ, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Capital Strength Net Fee Index to track general stock market performance. The Corporations' only relationship to The Lincoln National Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Capital Strength Net Fee Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). NASDAQ has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Capital Strength Net Fee Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CAPITAL STRENGTH NET FEE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CAPITAL STRENGTH NET FEE INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Level Advantage Advisory Class | Capital Strength Net Fee Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Capital Strength Net Fee IndexSM: This Index has fewer stocks than broad based indices; therefore, the risk is spread between fewer equity securities. This Index may not track other large cap indices.
Level Advantage Advisory Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is not available for contracts purchased on and after February 22, 2022.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after May 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all Contract purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Dual Plus 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after June 20, 2023.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Capital Strength Net Fee IndexSM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage Advisory Class | First Trust American Leadership Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	First Trust American Leadership IndexTM (FTUSLDRS). The First Trust American Leadership IndexTM provides exposure to a selection of U.S. stocks, including companies with a history of paying and raising dividends and others more growth-oriented, representing the largest and most actively traded U.S. stocks in the internet industry. Specifically, the First Trust American Leadership Index provides exposure to U.S. companies driving growth and profitability through internet products and services. The level of the First Trust American Leadership IndexTM incorporates an embedded 0.65% annual fee. The fee is not related to the annuity.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index. The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]		15.50%	19.00%	26.70%	(24.60%)	21.20%	19.00%	26.30%	(5.60%)	21.60%	14.30%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(14.60%)	5.00%	5.00%	5.00%	(5.60%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The First Trust American Leadership IndexTM is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index provider deducts fees and costs when calculating the Index return, which will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	First Trust American Leadership IndexTM The First Trust American Leadership IndexTM (“FTIS Index”) is a product of and owned by FT Indexing Solutions LLC (“FTIS”). FIRST TRUST® and FIRST TRUST AMERICAN LEADERSHIP INDEXTM are trademarks of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”). The foregoing index and trademarks have been licensed for use for certain purposes by Licensee in connection with the Product. The Dow Jones Internet Composite IndexTM (“Dow Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by FTIS and Licensee. S&P® is a trademark of Standard & Poor’s Financial Service LLC. DOW JONES® and DOW JONES INTERNET COMPOSITE INDEX are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by SPDJI and have been sublicensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq U.S. Rising Dividend Achievers IndexTM and Nasdaq Technology Dividend IndexTM are products of Nasdaq, Inc. (which with its affiliates is referred to as the “Nasdaq”). NASDAQ®, NASDAQ U.S. RISING DIVIDEND ACHIEVERS INDEX, and NASDAQ TECHNOLOGY DIVIDEND INDEX are trademarks of Nasdaq. The foregoing indices (collectively, the “Nasdaq Indices”) and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Nasdaq Riskalyze U.S. Large Cap Select Dividend IndexTM (“Riskalyze Index”) is a product of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE U.S. LARGE CAP SELECT DIVIDEND INDEX are trademarks of Riskalyze. NASDAQ® is a trademark of Nasdaq, Inc. The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and Licensee in connection with the FTIS Index and the Product. The Product is not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, SPDJI, Dow Jones, Nasdaq, Riskalyze, or their respective affiliates (collectively, the “Companies”). The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Product. The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index particularly, or the ability of the FTIS Index, Dow Index, Nasdaq Indices, or Riskalyze Index to track general stock market performance. The Companies’ only relationship to Licensee is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Indices, which are determined, composed and calculated without regard to Licensee or the Product. The Companies have no obligation to take the needs of Licensee, or the owners of the Product, or the sponsors or owners of products based on the FTIS Index, Dow Index, Nasdaq Indices or Riskalyze Index into consideration when determining, composing, or calculating the FTIS Index, Dow lndex, Nasdaq Indices, and Riskalyze Index. The Companies are not responsible for and have not participated in the determination or calculation of the Product. There is no assurances from the Companies that products based on the FTIS Index, Dow lndex, Nasdaq Indices, or Riskalyze Index will accurately track index performance or provide positive investment returns. The Companies are not investment advisors. Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice. THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX. THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCT OR OF PRODUCTS BASED ON THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, DOW INDEX, NASDAQ INDICES, OR RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE PRODUCT, FTIS INDEX, DOW INDEX, NASDAQ INDICES, RISKALYZE INDEX, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSEE AND THE COMPANIES.
Level Advantage Advisory Class | First Trust American Leadership Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	First Trust American Leadership IndexTM: In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of smaller companies, especially during periods of economic expansion.
Level Advantage Advisory Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM1, 3This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing Contractowners at the end of their current Term or on any Indexed Anniversary Date on or after November 20, 2023.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	15.00%
Index-Linked Option Available, Index Loss Limit Type	Dual Plus
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | First Trust American Leadership Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM1, 3
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Trigger Rate
Level Advantage Advisory Class | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	First Trust American Leadership IndexTM 1, 3This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Performance Trigger Rate
Level Advantage Advisory Class | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-Point
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Annual Lock 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[1]This Indexed Account is not available for contracts purchased on and after February 22, 2022.
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Annual Lock
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Protection Level
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	Performance Cap
Level Advantage Advisory Class | MSCI EAFE Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Price Return Index (MXEA). The MSCI EAFE Index measures the equity market performance of 22 developed market country indices located in Europe, Australia and the Far East.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Annual Return [Percent]		27.90%	1.10%	15.00%	(16.80%)	8.80%	5.40%	18.40%	(16.10%)	21.80%	(1.90%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.10%	5.00%	(8.80%)	5.00%	5.00%	5.00%	(6.10%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The MSCI EAFE Price Return Index is a “price return Index,” not a “total return Index,” and therefore does not reflect the dividends paid on securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in securities composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	MSCI EAFE Index THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this product or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCl's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Level Advantage Advisory Class | MSCI EAFE Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Price Return Index: International investing involves special risks not found in domestic investing, including political and social differences and currency fluctuations due to economic decisions. Emerging markets can be riskier than investing in well-established foreign markets. The risks associated with investing on a worldwide basis include differences in the regulation of financial data and reporting, currency exchange differences, as well as economic and political systems differences.